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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified Emerging Markets Debt Fund
ING Diversified International Fund
ING Emerging Markets Equity Dividend Fund
ING Emerging Markets Equity Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Perspectives Fund
ING Global Real Estate Fund
ING International Core Fund
ING International Real Estate Fund
ING International Small Cap Fund
ING International Value Equity Fund
ING Multi-Manager International Equity Fund
ING Russia Fund

The schedules are not audited.

ING DIVERSIFIED EMERGING MARKETS DEBT FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 94.8%
	Affiliated Investment Companies: 94.8%
31,090	ING Emerging Markets Corporate Debt Fund — Class P	$299,083	30.7
57,947	ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	530,791	54.4
11,448	ING Emerging Markets Local Currency Debt Fund — Class P	94,335	9.7

	Total Mutual Funds (Cost $998,775)	924,209	94.8

SHORT-TERM INVESTMENTS: 3.8%
	Mutual Funds: 3.8%
37,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $37,000)	37,000	3.8

	Total Short-Term Investments (Cost $37,000)	37,000	3.8

	Total Investments in Securities (Cost $1,035,775)	$961,209	98.6
	Assets in Excess of Other Liabilities	14,022	1.4
	Net Assets	$975,231	100.0

††	Rate shown is the 7-day yield as of January 31, 2014.

Cost for federal income tax purposes is $1,038,773.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(77,564)
Net Unrealized Depreciation	$(77,564)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$924,209	$—	$—	$924,209
Short-Term Investments	37,000	—	—	37,000
Total Investments, at fair value	$961,209	$—	$—	$961,209
Other Financial Instruments+
Forward Foreign Currency Contracts	—	8,960	—	8,960
Total Assets	$961,209	$8,960	$—	$970,169

ING DIVERSIFIED EMERGING MARKETS DEBT FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,372)	$—	$(5,372)
Total Liabilities	$—	$(5,372)	$—	$(5,372)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 1/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Corporate Debt Fund — Class P	$186,663	$118,566	$—	$(6,146)	$299,083	$2,209	$—	$3,357
ING Emerging Markets Hard Currency Sovereign Debt Fund — Class P	538,614	14,348	—	(22,171)	530,791	7,310	—	7,038
ING Emerging Markets Local Currency Debt Fund — Class P	187,489	5,619	(92,271)	(6,502)	94,335	1,287	(15,271)	4,332
	$912,766	$138,533	$(92,271)	$(34,819)	$924,209	$10,806	$(15,271)	$14,727

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2014, the following forward foreign currency contracts were outstanding for the ING Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Indonesian Rupiah	134,145,000	Buy	02/07/14	$11,000	$10,986	$(14)
Barclays Bank PLC	Brazilian Real	45,230	Buy	03/07/14	19,000	18,595	(405)
Barclays Bank PLC	Chilean Peso	2,084,200	Buy	03/07/14	3,901	3,739	(162)
Barclays Bank PLC	Colombian Peso	7,774,560	Buy	03/07/14	4,000	3,850	(150)
Citigroup, Inc.	Mexican Peso	208,434	Buy	03/07/14	16,000	15,548	(452)
Citigroup, Inc.	South African Rand	187,898	Buy	03/07/14	18,000	16,835	(1,165)
Credit Suisse Group AG	Hungarian Forint	2,433,477	Buy	03/07/14	11,000	10,490	(510)
Credit Suisse Group AG	Turkish Lira	37,268	Buy	03/07/14	18,000	16,350	(1,650)
Deutsche Bank AG	Polish Zloty	73,444	Buy	03/07/14	24,000	23,255	(745)
							$(5,253)

Barclays Bank PLC	Philippine Peso	311,710	Sell	02/07/14	$7,000	$6,878	$122
Barclays Bank PLC	Malaysian Ringgit	82,613	Sell	02/07/14	25,000	24,684	316
Barclays Bank PLC	Russian Ruble	595,210	Sell	03/07/14	18,000	16,817	1,183
Barclays Bank PLC	Hungarian Forint	4,845,394	Sell	03/07/14	21,632	20,887	745
Barclays Bank PLC	Mexican Peso	503,982	Sell	03/07/14	37,866	37,594	272
Barclays Bank PLC	Chilean Peso	2,084,200	Sell	03/07/14	3,859	3,738	121
HSBC	Malaysian Ringgit	74,786	Sell	01/31/13	35,889	32,810	3,079
Citigroup, Inc.	South African Rand	377,792	Sell	03/07/14	35,639	33,849	1,790
Credit Suisse Group AG	Peruvian Nuevo Sol	16,872	Sell	03/07/14	5,912	5,932	(20)
Deutsche Bank AG	Indonesian Rupiah	298,090,000	Sell	02/07/14	24,314	24,413	(99)
Deutsche Bank AG	Polish Zloty	117,749	Sell	03/07/14	38,162	37,284	878
Deutsche Bank AG	Colombian Peso	19,250,000	Sell	03/07/14	9,820	9,533	287
Goldmans Sachs & Co.	Brazilian Real	88,764	Sell	03/07/14	36,660	36,493	167
							$8,841

ING DIVERSIFIED EMERGING MARKETS DEBT FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$8,960
Total Asset Derivatives		$8,960

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$5,372
Total Liability Derivatives		$5,372

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	Totals
Assets:
Forward foreign currency contracts	$2,759	$1,790	$—	$1,165	$167	$3,079	$8,960
Total Assets	$2,759	$1,790	$—	$1,165	$167	$3,079	$8,960
Liabilities:
Forward foreign currency contracts	$731	$1,617	$2,180	$844	$—	$—	$5,372
Total Liabilities	$731	$1,617	$2,180	$844	$—	$—	$5,372

Net OTC derivative instruments by counterparty, at fair value	$2,028	$173	$(2,180)	$321	$167	$3,079	$3,588

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$2,028	$173	$(2,180)	$321	$167	$3,079	$3,588

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 16.1%
193,786	iShares MSCI EAFE Index Fund	$12,326,727	16.1

	Total Exchange-Traded Funds (Cost $12,457,024)	12,326,727	16.1

MUTUAL FUNDS: 84.1%
	Affiliated Investment Companies: 84.1%
900,490	ING Emerging Markets Equity Fund — Class I	9,536,186	12.4
1,886,720	ING International Core Fund — Class I	20,263,374	26.4
83,545	ING International SmallCap Fund — Class I	3,980,932	5.2
2,705,407	ING Multi-Manager International Equity Fund — Class I	30,733,427	40.1

	Total Mutual Funds (Cost $54,074,250)	64,513,919	84.1

	Total Investments in Securities (Cost $66,531,274)	$76,840,646	100.2
	Liabilities in Excess of Other Assets	(161,630)	(0.2)
	Net Assets	$76,679,016	100.0

Cost for federal income tax purposes is $67,485,709.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$9,485,234
Gross Unrealized Depreciation	(130,297)
Net Unrealized Appreciation	$9,354,937

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,326,727	$—	$—	$12,326,727
Mutual Funds	64,513,919	—	—	64,513,919
Total Investments, at fair value	$76,840,646	$—	$—	$76,840,646

ING DIVERSIFIED INTERNATIONAL FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 1/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Emerging Markets Equity Fund — Class I	$11,306,005	$194,601	$(754,852)	$(1,209,568)	$9,536,186	$117,987	$80,850	$—
ING International Core Fund — Class I	34,399,399	616,295	(12,043,300)	(2,709,020)	20,263,374	485,335	1,868,703	52,796
ING International SmallCap Fund — Class I	4,421,218	79,395	(269,778)	(249,903)	3,980,932	76,687	263,515	—
ING Multi-Manager International Equity Fund — Class I	34,627,345	394,031	(2,560,833)	(1,727,116)	30,733,427	340,771	311,990	31,603
	$84,753,967	$1,284,322	$(15,628,763)	$(5,895,607)	$64,513,919	$1,020,780	$2,525,058	$84,399

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING EMERGING MARKETS EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.4%
		Brazil: 11.2%
24,770		Banco Santander Brasil S.A.	$115,575	0.6
62,174		BM&F Bovespa S.A.	247,073	1.2
26,158		Cia de Saneamento Basico do Estado de Sao Paulo	241,283	1.2
44,024		Cia Energetica de Minas Gerais ADR	254,019	1.2
21,196		Itau Unibanco Holding S.A.	265,955	1.3
18,727		Petroleo Brasileiro SA ADR	222,851	1.1
22,197		Porto Seguro SA	258,923	1.3
13,513		Telefonica Brasil SA	256,849	1.3
31,925		Vale SA	396,871	2.0
			2,259,399	11.2

		Chile: 2.4%
12,297		Banco Santander Chile ADR	239,546	1.2
18,305		Enersis SA ADR	242,907	1.2
			482,453	2.4

		China: 17.0%
87,000		BOC Hong Kong Holdings Ltd.	264,415	1.3
456,000		China Communications Services Corp., Ltd.	245,819	1.2
354,960		China Construction Bank	245,897	1.2
24,500		China Mobile Ltd.	233,787	1.2
366,600		China Petroleum & Chemical Corp.	289,575	1.4
168,000		China Resources Power Holdings Co.	399,423	2.0
689,000		China Shanshui Cement Group Ltd.	226,219	1.1
98,000		China Shineway Pharmaceutical Group Ltd.	144,706	0.7
149,000		CNOOC Ltd.	231,444	1.2
224,000		Harbin Electric Co. Ltd.	124,637	0.6
390,160		Industrial and Commercial Bank of China Ltd.	240,557	1.2
118,000		Jiangsu Expressway Co. Ltd.	148,146	0.7
470,000		Parkson Retail Group Ltd.	143,022	0.7
147,000	@, X	Real Gold Mining Ltd.	23,667	0.1
64,000		Shanghai Industrial Holdings Ltd.	213,263	1.1
296,000		Zhejiang Expressway Co., Ltd.	264,186	1.3
			3,438,763	17.0

		Czech Republic: 2.7%
10,863		CEZ A/S	274,590	1.3
1,286		Komercni Banka AS	278,978	1.4
			553,568	2.7

		Egypt: 1.3%
52,450		Commercial International Bank	257,578	1.3

		Hong Kong: 2.2%
3,310,000		Emperor Watch & Jewellery Ltd.	217,438	1.1
84,000		Hang Lung Properties Ltd.	233,802	1.1
			451,240	2.2

		Hungary: 0.9%
128,683		Magyar Telekom Telecommunications PLC	172,310	0.9

		India: 5.8%
63,776		Bharat Heavy Electricals Ltd.	175,821	0.9
58,971		Coal India Ltd.	231,796	1.1
119,260		NTPC Ltd.	241,058	1.2
60,619		Oil & Natural Gas Corp., Ltd.	266,532	1.3
44,082		Oriental Bank Of Commerce	122,717	0.6
15,285		Punjab National Bank	133,468	0.7
			1,171,392	5.8

		Indonesia: 1.4%
497,500		Indofood Sukses Makmur Tbk PT	284,399	1.4

		Malaysia: 2.5%
199,124		Berjaya Sports Toto BHD	240,457	1.2
155,100		IJM Corp. Bhd	274,480	1.3
			514,937	2.5

		Mexico: 1.3%
9,515		Southern Copper Corp.	266,230	1.3

		Panama: 1.0%
8,362	@	Banco Latinoamericano de Comercio Exterior SA	212,395	1.0

		Poland: 3.9%
27,232	@	Energa SA	139,097	0.7
47,658		PGE SA	249,031	1.2
11,519		Powszechna Kasa Oszczednosci Bank Polski S.A.	148,877	0.8
1,851		Powszechny Zaklad Ubezpieczen SA	241,954	1.2
			778,959	3.9

		Qatar: 2.8%
13,866		Commercial Bank of Qatar	272,861	1.3
6,005		Industries Qatar QSC	296,494	1.5
			569,355	2.8

ING EMERGING MARKETS EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Russia: 7.0%
18,279		CTC Media, Inc.	$209,477	1.1
49,616		Gazprom OAO ADR	409,828	2.0
4,991		Lukoil OAO	282,666	1.4
28,667		Mobile Telesystems OJSC	235,184	1.2
14,517		Phosagro OAO GDR	148,074	0.7
16,338		Severstal	131,981	0.6
			1,417,210	7.0

		Singapore: 2.1%
107,000		First Resources Ltd.	166,942	0.8
17,000		United Overseas Bank Ltd.	265,826	1.3
			432,768	2.1

		South Africa: 4.4%
15,750		Foschini Group Ltd./The	131,934	0.7
14,133		MTN Group Ltd.	252,378	1.2
94,174		PPC Ltd.	252,543	1.3
23,649		Standard Bank Group Ltd.	249,911	1.2
			886,766	4.4

		South Korea: 11.4%
12,910	@	Hite Jinro Co. Ltd.	257,016	1.3
9,400		Hyundai Marine & Fire Insurance Co., Ltd.	269,908	1.3
8,600	@	Kangwon Land, Inc.	270,293	1.3
7,313		KB Financial Group, Inc.	251,129	1.3
3,827		KT&G Corp.	270,663	1.3
941		POSCO	261,598	1.3
3,188	@	Samsung Engineering Co. Ltd.	212,409	1.1
6,330	@	Shinhan Financial Group Co., Ltd.	267,129	1.3
2,124		SK Energy Co. Ltd.	248,572	1.2
			2,308,717	11.4

		Sweden: 2.5%
2,658		Millicom International Cellular S.A.	258,337	1.3
8,997		Oriflame Cosmetics S.A.	248,027	1.2
			506,364	2.5

		Taiwan: 10.0%
130,000		Cheng Uei Precision Industry Co., Ltd.	275,671	1.4
406,338		CTBC Financial Holding Co. Ltd	267,486	1.3
19,093		MediaTek, Inc.	254,447	1.3
336,545		Mega Financial Holdings Co., Ltd.	271,719	1.4
151,000		Powertech Technology, Inc.	208,369	1.0
117,000		Quanta Computer, Inc.	286,358	1.4
84,000		Taiwan Semiconductor Manufacturing Co., Ltd.	289,250	1.4
142,000		TXC Corp.	163,603	0.8
			2,016,903	10.0

		Thailand: 1.3%
32,200		PTT PCL-Foreign	268,979	1.3

		United Kingdom: 1.3%
12,701	@	Standard Chartered PLC	258,134	1.3

		Total Common Stock (Cost $20,737,542)	19,508,819	96.4

PREFERRED STOCK: 2.9%
		Russia: 1.3%
118,649		Sberbank of Russia	254,637	1.3

		South Korea: 1.6%
850		Hyundai Motor Co.	95,857	0.5
1,940		Hyundai Motor Co. — 2nd	234,214	1.1
			330,071	1.6

		Total Preferred Stock (Cost $428,121)	584,708	2.9

		Total Investments in Securities (Cost $21,165,663)	$20,093,527	99.3
		Assets in Excess of Other Liabilities	135,916	0.7
		Net Assets	$20,229,443	100.0

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $21,451,274.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,361,277
Gross Unrealized Depreciation	(2,719,024)
Net Unrealized Depreciation	$(1,357,747)

Sector Diversification	Percentage of Net Assets
Financials	30.4%
Energy	12.0
Utilities	10.0
Industrials	8.5
Materials	8.4
Telecommunication Services	8.3
Consumer Discretionary	7.7
Information Technology	7.3
Consumer Staples	6.0
Health Care	0.7
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

ING EMERGING MARKETS EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,259,399	$—	$—	$2,259,399
Chile	482,453	—	—	482,453
China	—	3,415,096	23,667	3,438,763
Czech Republic	—	553,568	—	553,568
Egypt	—	257,578	—	257,578
Hong Kong	—	451,240	—	451,240
Hungary	—	172,310	—	172,310
India	—	1,171,392	—	1,171,392
Indonesia	—	284,399	—	284,399
Malaysia	—	514,937	—	514,937
Mexico	266,230	—	—	266,230
Panama	212,395	—	—	212,395
Poland	139,097	639,862	—	778,959
Qatar	296,494	272,861	—	569,355
Russia	767,379	649,831	—	1,417,210
Singapore	—	432,768	—	432,768
South Africa	—	886,766	—	886,766
South Korea	270,663	2,038,054	—	2,308,717
Sweden	—	506,364	—	506,364
Taiwan	—	2,016,903	—	2,016,903
Thailand	—	268,979	—	268,979
United Kingdom	—	258,134	—	258,134
Total Common Stock	4,694,110	14,791,042	23,667	19,508,819
Preferred Stock	—	584,708	—	584,708
Total Investments, at fair value	$4,694,110	$15,375,750	$23,667	$20,093,527

(1)	For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At January 31, 2014, securities valued at $738,197 were transferred from Level 1 to Level 2 within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Argentina: 0.5%
99,000	@, L	Arcos Dorados Holdings, Inc.	$877,140	0.3
25,900		YPF SA ADR	574,721	0.2
			1,451,861	0.5

		Brazil: 14.3%
211,332		All America Latina Logistica SA	578,848	0.2
435,685		AMBEV SA ADR	2,849,380	1.0
64,600		Arteris SA	444,363	0.2
107,000	@	B2W Companhia Global Do Varejo	1,032,645	0.4
175,700		Banco do Brasil SA	1,520,925	0.5
81,980		Banco do Estado do Rio Grande do Sul	356,693	0.1
162,000	@	Banco Santander Brasil SA ADR	740,340	0.3
68,700	@, L	Braskem SA ADR	1,040,805	0.4
73,600		BRF SA ADR	1,301,248	0.4
61,490		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,353,222	0.8
206,330		Embraer SA	1,572,323	0.5
104,440		Even Construtora e Incorporadora SA	309,869	0.1
35,830		Ez Tec Empreendimentos e Participacoes SA	400,726	0.1
88,800	@, L	Fibria Celulose SA ADR	991,896	0.3
158,500	@, L	Gol Linhas Aereas Inteligentes SA ADR	622,905	0.2
34,770		Grendene SA	230,527	0.1
233,300		Hypermarcas SA	1,474,288	0.5
377,249		Itau Unibanco Holding SA ADR	4,617,528	1.6
148,270		JBS SA	519,168	0.2
31,200		Kroton Educacional SA	476,808	0.2
22,115		M Dias Branco SA	756,121	0.3
233,300		Petroleo Brasileiro SA ADR	2,615,293	0.9
47,440		Petroleo Brasileiro SA (sponsored) ADR	564,536	0.2
53,330		Porto Seguro SA	622,082	0.2
88,230	L	Telefonica Brasil SA ADR	1,676,370	0.6
618,819		Tim Participacoes SA	3,241,219	1.1
144,800		Tim Participacoes SA ADR	3,769,144	1.3
78,100		Vale SA ADR	1,062,160	0.4
280,493		Vale SA Pref ADR	3,444,454	1.2
			41,185,886	14.3

		Chile: 0.4%
14,600		Cia Cervecerias Unidas SA ADR	312,440	0.1
35,800		Sociedad Quimica y Minera de Chile SA ADR	891,778	0.3
			1,204,218	0.4

		China: 22.0%
228,000		Anta Sports Products Ltd	332,915	0.1
40,550	@	Baidu.com ADR	6,346,075	2.2
7,555,000		Bank of China Ltd.	3,188,816	1.1
7,436,000		China Construction Bank	5,151,264	1.8
261,000		China Mengniu Diary Co., Ltd.	1,195,480	0.4
710,476		China Merchants Bank Co., Ltd.	1,251,444	0.4
33,399		China Mobile Ltd. ADR	1,598,142	0.6
597,500		China Mobile Ltd.	5,701,540	2.0
574,000		China Oilfield Services Ltd.	1,539,370	0.5
5,167,850		China Petroleum & Chemical Corp.	4,082,054	1.4
491,000		China Shanshui Cement Group Ltd.	161,209	0.1
5,314,000		China Telecom Corp., Ltd.	2,441,519	0.9
5,300		CNOOC Ltd. ADR	816,359	0.3
1,655,000		CNOOC Ltd.	2,570,734	0.9
1,152,000		Dongyue Group	408,402	0.2
1,071,000	@	Fu Shou Yuan International Group Ltd.	678,704	0.2
304,000		Shougang Fushan Resources Group Ltd.	83,416	0.0
2,705,000		Geely Automobile Holdings Ltd.	1,105,421	0.4
73,210		Giant Interactive Group INC. ADR	806,042	0.3
314,000		Great Wall Motor Co. Ltd.	1,477,744	0.5
489,200		Guangzhou R&F Properties Co., Ltd.	651,570	0.2
7,924,000		Industrial and Commercial Bank of China Ltd.	4,885,620	1.7
1,268,000		Lenovo Group Ltd.	1,635,335	0.6
20,088	@	Neteasecom ADR	1,505,997	0.5
752,500		Nine Dragons Paper Holdings Ltd.	642,703	0.2
15,850		Perfect World Co., Ltd. ADR	306,697	0.1
287,000		Ping An Insurance Group Co. of China Ltd.	2,319,486	0.8
16,600	@	Sina Corp.	1,082,154	0.4
1,210,000	@	Skyworth Digital Holdings Ltd.	660,139	0.2
47,300	@, L	Sohu.com, Inc.	3,442,494	1.2
428,000		Tingyi Cayman Islands Holding Corp.	1,107,341	0.4
244,000		Tsingtao Brewery Co., Ltd.	1,789,660	0.6
1,968,000	L	Uni-President China Holdings Ltd.	1,780,314	0.6
20,440	@	WuXi PharmaTech Cayman, Inc. ADR	713,356	0.2
			63,459,516	22.0

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: 0.4%
1,200,000		Anxin-China Holdings Ltd.	$304,048	0.1
3,712,500		Shenzhen International Holdings	482,074	0.2
624,000		Truly International Holdings	342,858	0.1
			1,128,980	0.4

		Hungary: 0.2%
25,750		Richter Gedeon Nyrt	520,497	0.2

		India: 6.8%
97,170		Cairn India Ltd.	502,546	0.2
73,890		Canara Bank	260,859	0.1
61,010		HCL Technologies Ltd.	1,423,721	0.5
198,100		Housing Development Finance Corp.	2,554,139	0.9
29,300		ICICI Bank Ltd. ADR	942,581	0.3
53,650		Infosys Ltd. ADR	3,142,817	1.1
319,743		Oil & Natural Gas Corp., Ltd.	1,405,861	0.5
51,970		Oil India Ltd.	392,995	0.2
42,430		Punjab National Bank	370,497	0.1
79,038	#	Reliance Industries Ltd. GDR	2,074,954	0.7
219,968		Reliance Industries Ltd.	2,918,888	1.0
134,250		Rural Electrification Corp. Ltd.	385,334	0.1
187,150		Tata Chemicals Ltd.	783,527	0.3
67,800		Tata Motors Ltd. ADR	1,888,230	0.7
130,080		UPL Ltd.	392,873	0.1
			19,439,822	6.8

		Indonesia: 0.6%
6,882,000		Alam Sutera Realty Tbk PT	287,688	0.1
1,211,700		Bank Rakyat Indonesia	828,052	0.3
680,000		Tambang Batubara Bukit Asam Persero Tbk PT	514,364	0.2
			1,630,104	0.6

		Israel: 1.2%
80,100		Teva Pharmaceutical Industries Ltd. ADR	3,574,863	1.2

		Macau: 0.5%
497,000		SJM Holdings Ltd.	1,540,477	0.5

		Malaysia: 0.2%
1,105,587		UEM Sunrise Bhd	681,887	0.2

		Mexico: 4.4%
88,500		America Movil S.A.B de CV ADR	1,881,510	0.7
125,127	@	Cemex SAB de CV ADR	1,547,821	0.5
532,910		Compartamos SAB de CV	962,298	0.3
45,900	@, L	Desarrollado ADR	70,686	0.0
78,800	@, L	Empresas ICA SAB de CV ADR	606,760	0.2
11,100	@	Fomento Economico Mexicano SAB de CV ADR	1,001,664	0.4
331,358		Grupo Financiero Banorte	2,091,614	0.7
140,700		Grupo Lala SAB de CV	299,832	0.1
113,400		Grupo Televisa SAB ADR	3,295,404	1.1
434,199		Wal-Mart de Mexico SA de CV	1,038,584	0.4
			12,796,173	4.4

		Poland: 1.7%
36,625		KGHM Polska Miedz SA	1,269,492	0.5
267,880		Polskie Gornictwo Naftowe I Gazownictwo SA	393,432	0.1
13,720		Powszechny Zaklad Ubezpieczen SA	1,793,411	0.6
392,460		Orange Polska SA	1,307,370	0.5
			4,763,705	1.7

		Qatar: 0.3%
14,670		Industries Qatar QSC	724,325	0.3

		Russia: 8.1%
136,050		Aeroflot — Russian Airlines OJSC	321,520	0.1
48,540		CTC Media, Inc.	556,269	0.2
233,800		Gazprom OAO ADR	1,931,188	0.7
91,941		Lukoil OAO ADR	5,219,839	1.8
3,208		Magnit OAO	765,742	0.3
27,200		MegaFon OAO GDR	810,508	0.3
11,580		Mobile Telesystems OJSC	95,002	0.0
152,852		Mobile Telesystems OJSC — ADR	2,636,697	0.9
513,150		Rosneft Oil Co. GDR	3,509,537	1.2
471,605		Sberbank of Russia ADR	5,102,766	1.8
47,934		Tatneft-sponsored ADR	1,580,932	0.6
69,070		VimpelCom Ltd. ADR	669,288	0.2
			23,199,288	8.1

		South Africa: 4.7%
11,905	@	Anglo Platinum Ltd.	475,502	0.2
14,400	@	AngloGold Ashanti Ltd. ADR	210,816	0.1
94,196	@	ArcelorMittal South Africa Ltd.	323,305	0.1
82,953		AVI Ltd.	383,354	0.1
86,418		Clicks Group Ltd.	443,515	0.2
37,260		Impala Platinum Holdings Ltd.	389,245	0.1
75,226		Imperial Holdings Ltd.	1,254,239	0.4
177,655		MTN Group Ltd.	3,172,448	1.1
52,121		Remgro Ltd.	871,832	0.3
17,400		Sasol Ltd. ADR	838,506	0.3
62,800		Sasol Ltd.	3,021,669	1.0
97,332		Vodacom Group Pty Ltd.	1,030,513	0.4

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Africa: (continued)
204,387		Woolworths Holdings Ltd./South Africa	$1,116,994	0.4
			13,531,938	4.7

		South Korea: 18.7%
24,680		Grand Korea Leisure Co. Ltd.	944,314	0.3
2,700		GS Home Shopping, Inc.	695,858	0.2
23,910	@	Halla Visteon Climate Control Corp.	873,524	0.3
30,490	@	Hankook Tire Co. Ltd.	1,745,389	0.6
62,800	@	SK Hynix, Inc.	2,188,199	0.8
7,120	@	Hyosung Corp.	444,746	0.2
15,021		Hyundai Motor Co.	3,259,936	1.1
54,200		KB Financial Group, Inc. ADR	1,818,410	0.6
6,376		KCC Corp.	2,903,818	1.0
42,332		Kia Motors Corp.	2,112,079	0.7
75,210	L	KT Corp. ADR	1,064,221	0.4
30,513		KT&G Corp.	2,158,018	0.8
15,048		LG Electronics, Inc.	916,353	0.3
73,400	L	LG.Philips LCD Co. Ltd ADR	860,982	0.3
1,035	@	Lotte Chilsung Beverage Co., Ltd.	1,566,497	0.5
733	@	Lotte Confectionery Co. Ltd.	1,273,770	0.4
4,150		Mando Corp.	463,550	0.2
21,480		Partron Co. Ltd.	268,082	0.1
5,739		Samsung Electronics Co., Ltd.	6,796,174	2.4
14,446		Samsung Electronics Co., Ltd. GDR	8,458,966	2.9
15,670		Samsung Life Insurance Co. Ltd.	1,503,379	0.5
38,490	@	Shinhan Financial Group Co., Ltd.	1,624,296	0.6
9,650		SK Holdings Co. Ltd	1,606,944	0.6
14,936		SK Telecom Co., Ltd.	3,009,385	1.0
168,400	L	SK Telecom Co., Ltd. ADR	3,694,696	1.3
146,990	@	Woori Finance Holdings Co., Ltd.	1,681,591	0.6
			53,933,177	18.7

		Taiwan: 8.6%
1,653,000		Advanced Semiconductor Engineering, Inc.	1,514,606	0.5
276,000		Catcher Technology Co., Ltd.	1,830,757	0.6
319,156		Chicony Electronics Co. Ltd.	814,583	0.3
361,000		Chipbond Technology Corp.	550,369	0.2
556,000		Compeq Manufacturing Co.	309,112	0.1
1,503,000		Fubon Financial Holding Co., Ltd.	2,120,370	0.7
444,000		Grand Pacific Petrochemical Corp.	321,526	0.1
448,310		Hon Hai Precision Industry Co., Ltd.	1,252,393	0.4
169,000		Huaku Development Co. Ltd	414,062	0.2
569,000		Inventec Co., Ltd.	524,962	0.2
170,080		Kenda Rubber Industrial Co. Ltd.	366,613	0.1
538,080		Lite-On Technology Corp.	796,901	0.3
613,000		POU Chen Corp.	847,376	0.3
162,000		Radiant Opto-Electronics Corp.	703,111	0.3
245,549		Realtek Semiconductor Corp.	667,736	0.2
676,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,327,775	0.8
329,831		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,580,740	1.9
466,000		Teco Electric and Machinery Co. Ltd.	506,130	0.2
97,000		TPK Holding Co. Ltd.	613,051	0.2
709,340		Uni-President Enterprises Corp.	1,164,077	0.4
1,666,000		United Microelectronics Corp.	681,731	0.3
273,000		Vanguard International Semiconductor Corp.	298,726	0.1
134,000		Wistron NeWeb Corp.	342,164	0.1
132,000		Zhen Ding Technology Holding Ltd.	329,644	0.1
			24,878,515	8.6

		Thailand: 1.1%
209,600		Bangkok Bank PCL	1,086,718	0.4
1,738,000		Jasmine International PCL	370,327	0.1
722,500		PTT Global Chemical PCL	1,555,312	0.6
			3,012,357	1.1

		Turkey: 1.6%
127,389		Arcelik A/S	629,392	0.2
115,850		Enka Insaat Ve Sanayi AS	330,475	0.1
433,701		Eregli Demir ve Celik Fabrikalari TAS	521,369	0.2
31,870		Ford Otomotiv Sanayi A/S	279,551	0.1
35,803		Koza Altin Isletmeleri AS	302,772	0.1
48,650		TAV Havalimanlari Holding AS	365,992	0.1
88,920		Tofas Truk Otomobil Fabrika	418,259	0.2
32,750		Tupras Turkiye Petrol Rafine	539,829	0.2
180,439		Turk Hava Yollari	539,445	0.2
59,800	@	Turkcell Iletisim Hizmet AS ADR	744,510	0.2
			4,671,594	1.6

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Arab Emirates: 0.5%
91,902	@	Dragon Oil Plc	$885,983	0.3
106,770		First Gulf Bank PJSC	578,322	0.2
			1,464,305	0.5

		United Kingdom: 0.1%
146,540		Old Mutual PLC	416,366	0.1

		United States: 1.0%
76,500	@	Yahoo!, Inc.	2,755,530	1.0

		Total Common Stock (Cost $287,813,716)	281,965,384	97.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 2.7%
1,847,878	Bank of Nova Scotia, Repurchase Agreement dated 01/31/14, 0.02%, due 02/03/14 (Repurchase Amount $1,847,881, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.250%, Market Value plus accrued interest $1,884,839, due 04/16/14–05/15/29)	1,847,878	0.7
1,847,878	Citigroup, Inc., Repurchase Agreement dated 01/31/14, 0.03%, due 02/03/14 (Repurchase Amount $1,847,883, collateralized by various U.S. Government Agency Obligations, 1.622%–11.000%, Market Value plus accrued interest $1,884,835, due 03/01/14–08/15/53)	1,847,878	0.6
1,847,878	Deutsche Bank AG, Repurchase Agreement dated 01/31/14, 0.03%, due 02/03/14 (Repurchase Amount $1,847,883, collateralized by various U.S. Government Agency Obligations, 2.500%–6.000%, Market Value plus accrued interest $1,884,836, due 07/01/21–01/01/44)	1,847,878	0.7
389,025	Merrill Lynch & Co., Inc., Repurchase Agreement dated 01/31/14, 0.02%, due 02/03/14 (Repurchase Amount $389,026, collateralized by various U.S. Government Securities, 0.000%–3.625%, Market Value plus accrued interest $396,806, due 10/16/14–02/15/42)	389,025	0.1
1,847,878	Royal Bank of Canada, Repurchase Agreement dated 01/31/14, 0.02%, due 02/03/14 (Repurchase Amount $1,847,881, collateralized by various U.S. Government Agency Obligations, 2.063%–4.500%, Market Value plus accrued interest $1,884,836, due 08/01/26–12/01/43)	1,847,878	0.6
		7,780,537	2.7

	Total Short-Term Investments (Cost $7,780,537)	7,780,537	2.7

	Total Investments in Securities (Cost $295,594,253)	$289,745,921	100.6
	Liabilities in Excess of Other Assets	(1,790,728)	(0.6)
	Net Assets	$287,955,193	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at January 31, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $297,786,002.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$19,270,906
Gross Unrealized Depreciation	(27,310,987)
Net Unrealized Depreciation	$(8,040,081)

Sector Diversification	Percentage of Net Assets
Information Technology	21.2%
Financials	18.4
Telecommunication Services	13.6
Energy	13.4
Consumer Discretionary	10.7
Consumer Staples	8.7
Materials	6.2
Industrials	4.1
Health Care	1.6
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,451,861	$—	$—	$1,451,861
Brazil	36,568,358	4,617,528	—	41,185,886
Chile	312,440	891,778	—	1,204,218
China	16,989,323	46,470,193	—	63,459,516
Hong Kong	—	1,128,980	—	1,128,980
Hungary	—	520,497	—	520,497
India	5,973,628	13,466,194	—	19,439,822
Indonesia	—	1,630,104	—	1,630,104
Israel	3,574,863	—	—	3,574,863
Macau	—	1,540,477	—	1,540,477
Malaysia	—	681,887	—	681,887
Mexico	12,796,173	—	—	12,796,173
Poland	1,307,370	3,456,335	—	4,763,705
Qatar	724,325	—	—	724,325
Russia	10,896,208	12,303,080	—	23,199,288
South Africa	1,432,676	12,099,262	—	13,531,938
South Korea	12,436,594	41,496,583	—	53,933,177
Taiwan	5,580,740	19,297,775	—	24,878,515
Thailand	—	3,012,357	—	3,012,357
Turkey	744,510	3,927,084	—	4,671,594
United Arab Emirates	—	1,464,305	—	1,464,305
United Kingdom	—	416,366	—	416,366
United States	2,755,530	—	—	2,755,530
Total Common Stock	113,544,599	168,420,785	—	281,965,384
Short-Term Investments	—	7,780,537	—	7,780,537
Total Investments, at fair value	$113,544,599	$176,201,322	$—	$289,745,921
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(47)	$—	$(47)
Total Liabilities	$—	$(47)	$—	$(47)

ING EMERGING MARKETS EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At January 31, 2014, the following forward foreign currency contracts were outstanding for the ING Emerging Markets Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
The Bank of New York Mellon Corp.	Taiwan New Dollar	5,000,000	Buy	02/06/14	$165,082	$165,035	$(47)
							$(47)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$47
Total Liability Derivatives		$47

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2014:

The Bank of New York Mellon Corp.
Liabilities:
Forward foreign currency contracts	$47
Total Liabilities	$47

Net OTC derivative instruments by counterparty, at fair value	$(47)

Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(47)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 36.5%
		Australia: 0.4%
1,235,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	$1,283,405	0.2
930,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,007,887	0.2
			2,291,292	0.4

		Bermuda: 0.2%
1,000,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,040,000	0.2

		Brazil: 1.6%
BRL 4,000,000	#	Banco Votorantim SA, 6.250%, 05/16/16	1,854,661	0.3
1,050,000	#	Caixa Economica Federal, 4.500%, 10/03/18	1,031,625	0.2
1,575,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	1,445,062	0.2
420,000		Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	423,150	0.1
500,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	544,375	0.1
1,641,000		Petrobras Global Finance BV, 4.375%, 05/20/23	1,464,143	0.3
851,500	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	881,303	0.1
380,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	367,650	0.1
920,000		Vale Overseas Ltd., 4.625%, 09/15/20	949,510	0.2
			8,961,479	1.6

		Canada: 0.5%
1,000,000	#	Bombardier, Inc., 6.125%, 01/15/23	990,000	0.2
822,000		Goldcorp, Inc., 3.700%, 03/15/23	760,207	0.1
940,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	966,437	0.2
			2,716,644	0.5

		Colombia: 0.4%
1,500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,406,250	0.3
719,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	747,760	0.1
			2,154,010	0.4

		Dominican Republic: 0.2%
1,000,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	930,000	0.2

		France: 0.4%
1,153,000		BPCE SA, 2.500%, 12/10/18	1,155,772	0.2
1,142,000	#	BPCE SA, 5.150%, 07/21/24	1,126,172	0.2
			2,281,944	0.4

		Germany: 0.3%
2,002,000		Deutsche Bank AG, 4.296%, 05/24/28	1,837,339	0.3

		Hong Kong: 0.3%
1,500,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	1,601,250	0.3

		India: 0.3%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,339,746	0.2
492,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	419,430	0.1
			1,759,176	0.3

		Ireland: 0.1%
250,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	268,437	0.1

		Italy: 0.2%
1,216,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,232,282	0.2

		Japan: 0.2%
1,120,000	#	Softbank Corp., 4.500%, 04/15/20	1,107,400	0.2

		Luxembourg: 0.1%
300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	327,000	0.0
325,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	359,531	0.1
			686,531	0.1

		Mexico: 0.4%
375,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	382,031	0.0
875,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	939,532	0.2
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,126,531	0.2
			2,448,094	0.4

		Netherlands: 1.0%
575,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	603,031	0.1
1,133,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	1,233,475	0.2
2,000,000		Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,980,000	0.4

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Netherlands: (continued)
780,000	#, &	Schaeffler Holding Finance BV, 6.875%, 08/15/18	$830,700	0.2
750,000		Seagate HDD Cayman, 6.875%, 05/01/20	811,875	0.1
			5,459,081	1.0

		Paraguay: 0.5%
2,600,000	#	Telefonica Celular del Paraguay SA, 6.750%, 12/13/22	2,658,500	0.5

		Russia: 0.5%
1,150,000	#	EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,148,563	0.2
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	416,500	0.1
1,300,000	#	Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199%, 03/06/22	1,178,125	0.2
			2,743,188	0.5

		Switzerland: 0.6%
1,911,000	#	Credit Suisse AG, 6.500%, 08/08/23	2,035,215	0.4
1,143,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,317,192	0.2
			3,352,407	0.6

		United Arab Emirates: 0.9%
1,100,000	#	Abu Dhabi National Energy Co., 2.500%, 01/12/18	1,108,250	0.2
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,223,640	0.2
732,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	806,151	0.2
1,611,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,780,107	0.3
			4,918,148	0.9

		United Kingdom: 1.2%
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	707,812	0.1
1,369,000		Barclays Bank PLC, 7.625%, 11/21/22	1,457,985	0.3
1,705,000		BP Capital Markets PLC, 2.750%, 05/10/23	1,585,960	0.3
250,000	#	Ineos Finance PLC, 8.375%, 02/15/19	276,562	0.0
547,000		Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	565,665	0.1
936,000	#	Standard Chartered PLC, 3.950%, 01/11/23	881,689	0.2
842,000		Vodafone Group PLC, 1.500%, 02/19/18	832,306	0.2
			6,307,979	1.2

		United States: 26.2%
630,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	653,625	0.1
565,000		AES Corp., 8.000%, 10/15/17	661,050	0.1
867,000		American International Group, Inc., 3.375%, 08/15/20	885,790	0.2
625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	514,062	0.1
87,000		Altria Group, Inc., 9.250%, 08/06/19	115,870	0.0
1,431,000		American Tower Corp., 5.000%, 02/15/24	1,511,356	0.3
385,000	#	Antero Resources Finance Corp., 5.375%, 11/01/21	388,128	0.1
910,000		AT&T, Inc., 2.500%, 08/15/15	935,179	0.2
1,722,000		AT&T, Inc., 5.350%, 09/01/40	1,733,682	0.3
798,000		Bank of America Corp., 3.300%, 01/11/23	767,741	0.1
878,000		Bank of America Corp., 4.100%, 07/24/23	888,698	0.2
1,035,000		Bank of America Corp., 8.000%, 12/29/49	1,150,484	0.2
1,712,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	1,723,763	0.3
2,749,000		Barrick North America Finance LLC, 5.750%, 05/01/43	2,561,045	0.5
1,403,000		Berkshire Hathaway, Inc., 4.500%, 02/11/43	1,345,542	0.2
648,000		BioMed Realty L.P., 4.250%, 07/15/22	643,699	0.1
500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	538,750	0.1
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	1,127,500	0.2
1,110,000		Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.375%, 05/01/19	1,234,875	0.2
900,000		Case New Holland, Inc., 7.875%, 12/01/17	1,058,625	0.2
930,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	898,612	0.2
1,186,000		Celgene Corp., 4.000%, 08/15/23	1,212,002	0.2
915,000		Chemtura Corp., 5.750%, 07/15/21	937,875	0.2
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	541,250	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	308,000	0.1
520,000		Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	556,400	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
250,000		Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	$263,750	0.1
1,110,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,250,138	0.2
1,632,000		Citigroup, Inc., 4.050%, 07/30/22	1,640,805	0.3
847,000		Citigroup, Inc., 5.500%, 09/13/25	895,809	0.2
1,024,000		Citigroup, Inc., 5.950%, 12/29/49	979,200	0.2
431,000		Citigroup, Inc., 6.010%, 01/15/15	452,486	0.1
485,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	500,763	0.1
560,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	593,600	0.1
1,923,000		Comcast Corp., 5.700%, 05/15/18	2,227,230	0.4
64,000		Commonwealth Edison Co., 4.700%, 04/15/15	67,058	0.0
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,160,000	0.2
2,159,000	#	COX Communications, Inc., 2.950%, 06/30/23	1,978,844	0.4
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	525,313	0.1
1,916,000		Devon Energy Corp., 5.600%, 07/15/41	2,069,640	0.4
443,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	465,408	0.1
1,659,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,535,765	0.3
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	600,073	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	739,038	0.1
560,000		DISH DBS Corp., 4.250%, 04/01/18	572,600	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	540,000	0.1
900,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	960,750	0.2
1,000,000	#	Eagle Spinco, Inc., 4.625%, 02/15/21	981,250	0.2
1,266,000		eBay, Inc., 2.600%, 07/15/22	1,185,570	0.2
2,315,000		EMC Corp./MA, 1.875%, 06/01/18	2,324,401	0.4
411,000		Enbridge Energy Partners, 9.875%, 03/01/19	541,274	0.1
1,827,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	1,880,639	0.3
246,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	321,007	0.1
2,157,000		Entergy Corp., 5.125%, 09/15/20	2,320,425	0.4
438,000		Entergy Texas, Inc., 7.125%, 02/01/19	524,576	0.1
597,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	718,315	0.1
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	916,473	0.2
1,058,000		First Horizon National Corp., 5.375%, 12/15/15	1,135,047	0.2
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	1,098,476	0.2
500,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	632,119	0.1
500,000		Ford Motor Credit Co., LLC, 5.000%, 05/15/18	554,969	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	640,500	0.1
770,000	#	Gannett Co., Inc., 6.375%, 10/15/23	791,175	0.1
1,765,000		General Electric Capital Corp., 4.375%, 09/16/20	1,934,327	0.4
549,000		General Electric Capital Corp., 6.750%, 03/15/32	694,390	0.1
1,501,000		Genworth Holdings, Inc., 4.900%, 08/15/23	1,524,464	0.3
2,025,000	#	Glencore Funding LLC, 2.500%, 01/15/19	1,960,923	0.4
1,566,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,721,740	0.3
1,197,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,499,108	0.3
735,000		HCA, Inc., 7.250%, 09/15/20	800,231	0.1
1,257,000		HCP, Inc., 4.250%, 11/15/23	1,269,309	0.2
1,700,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,747,654	0.3
822,000		HSBC USA, Inc., 5.000%, 09/27/20	895,172	0.2
1,678,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,704,173	0.3
1,110,000		Huntsman International LLC, 4.875%, 11/15/20	1,098,900	0.2
430,000		Indiana Michigan Power, 7.000%, 03/15/19	521,211	0.1
1,616,000		Intel Corp., 4.250%, 12/15/42	1,501,245	0.3
680,000		Jabil Circuit, Inc., 7.750%, 07/15/16	777,750	0.1
556,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	576,675	0.1
1,306,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,289,880	0.2
1,339,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,261,512	0.2

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
915,000		JPMorgan Chase & Co., 6.000%, 12/29/49	$885,263	0.2
500,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	547,500	0.1
862,000		Kohl’s Corp., 4.750%, 12/15/23	896,096	0.2
500,000		Lennar Corp., 4.125%, 12/01/18	501,875	0.1
678,000		Lincoln National Corp., 4.000%, 09/01/23	686,362	0.1
862,000		Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	780,871	0.1
885,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	946,950	0.2
1,184,000		MetLife, Inc., 3.048%, 12/15/22	1,142,099	0.2
320,000	#	MetroPCS Wireless, Inc., 6.250%, 04/01/21	333,600	0.1
790,000	#	MetroPCS Wireless, Inc., 6.625%, 04/01/23	822,588	0.2
464,000		Metropolitan Edison, 7.700%, 01/15/19	567,169	0.1
1,110,000		MGM Resorts International, 6.750%, 10/01/20	1,198,800	0.2
782,000		Morgan Stanley, 3.750%, 02/25/23	772,850	0.1
1,300,000		Morgan Stanley, 4.100%, 05/22/23	1,270,005	0.2
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	383,875	0.1
2,151,000	#	Mylan, Inc./PA, 2.600%, 06/24/18	2,193,390	0.4
711,000		Nevada Power Co., 7.125%, 03/15/19	876,023	0.2
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	783,931	0.1
774,000		21st Century Fox America, Inc., 6.900%, 03/01/19	941,997	0.2
799,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	778,546	0.1
1,000,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	992,500	0.2
252,000		Nisource Finance Corp., 6.125%, 03/01/22	290,041	0.1
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	808,500	0.1
1,062,000		PNC Bank NA, 3.800%, 07/25/23	1,068,320	0.2
963,000		PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	920,645	0.2
520,000	#	PNK Finance Corp., 6.375%, 08/01/21	535,600	0.1
815,000		PPL Capital Funding, Inc., 3.400%, 06/01/23	778,795	0.1
625,000		ProLogis L.P., 4.250%, 08/15/23	631,016	0.1
598,000		Qwest Corp., 6.500%, 06/01/17	678,800	0.1
1,273,000		Regions Financial Corp., 2.000%, 05/15/18	1,246,948	0.2
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	765,000	0.1
1,213,000		Reynolds American, Inc., 6.150%, 09/15/43	1,361,833	0.3
800,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	850,000	0.2
190,000		Ryland Group, Inc./The, 6.625%, 05/01/20	203,775	0.0
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	751,450	0.1
1,130,000		SandRidge Energy, Inc., 7.500%, 03/15/21	1,178,025	0.2
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,262,250	0.2
554,000		Sempra Energy, 6.500%, 06/01/16	623,536	0.1
1,024,000		Simon Property Group L.P., 3.750%, 02/01/24	1,026,995	0.2
1,255,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	1,272,256	0.2
1,020,000		SLM Corp., 4.625%, 09/25/17	1,053,150	0.2
645,000		SLM Corp., 8.000%, 03/25/20	722,400	0.1
300,000		Smithfield Foods, Inc., 7.750%, 07/01/17	348,375	0.1
476,000		Southwestern Electric Power, 5.550%, 01/15/17	524,732	0.1
860,000	#	Sprint Corp., 7.875%, 09/15/23	920,200	0.2
500,000		SPX Corp., 6.875%, 09/01/17	567,500	0.1
2,078,000		St. Jude Medical, Inc., 2.500%, 01/15/16	2,133,412	0.4
205,000		Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.375%, 08/01/21	224,988	0.0
810,000	#	Tenet Healthcare Corp., 6.000%, 10/01/20	854,044	0.2
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	675,498	0.1
1,421,000		Time Warner, Inc., 6.500%, 11/15/36	1,667,501	0.3
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	557,077	0.1
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	433,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	788,400	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
991,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	$963,126	0.2
1,508,000		Verizon Communications, Inc., 2.450%, 11/01/22	1,373,129	0.3
2,284,000		Verizon Communications, Inc., 5.150%, 09/15/23	2,490,949	0.5
1,082,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,306,689	0.2
1,660,000		Viacom, Inc., 6.125%, 10/05/17	1,921,628	0.4
1,136,000		Walgreen Co., 3.100%, 09/15/22	1,096,330	0.2
1,652,000		WellPoint, Inc., 5.100%, 01/15/44	1,697,815	0.3
672,000		Wells Fargo & Co., 1.250%, 07/20/16	678,912	0.1
1,626,000		Wells Fargo & Co., 3.676%, 06/15/16	1,734,913	0.3
			143,546,596	26.2

		Total Corporate Bonds/Notes (Cost $196,885,762)	200,301,777	36.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.9%
		United States: 11.9%
1,685,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	1,727,312	0.3
471,623		Banc of America Mortgage 2005-J Trust, 2.752%, 11/25/35	444,822	0.1
1,322,322		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	1,334,628	0.2
610,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.184%, 09/10/47	616,838	0.1
710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.184%, 09/10/47	748,990	0.1
150,192		Bear Stearns Adjustable Rate Mortgage Trust, 2.645%, 08/25/35	150,865	0.0
2,644,200	#	Bear Stearns Commercial Mortgage Securities, 5.483%, 07/11/42	2,778,098	0.5
1,060,000		COMM Mortgage Trust, 5.308%, 06/10/44	1,061,830	0.2
5,881,854	ˆ	Commercial Mortgage Trust, 1.798%, 01/10/46	563,454	0.1
5,400,005	ˆ	Commercial Mortgage Trust, 1.926%, 12/10/45	572,174	0.1
21,052,895	ˆ	Commercial Mortgage Trust, 2.004%, 10/15/45	2,431,094	0.4
7,952,908	ˆ	Commercial Mortgage Trust, 2.228%, 05/15/45	950,573	0.2
770,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 04/15/37	779,565	0.1
108,589	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	108,887	0.0
937,447	#	Credit Suisse Mortgage Capital Certificates, 4.441%, 07/27/37	943,130	0.2
1,720,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.039%, 02/15/41	1,747,290	0.3
660,000	#	CSMC Series 2009-RR3, 5.342%, 12/15/43	719,949	0.1
10,711,760	#, ˆ	DBUBS 2011-LC1 Mortgage Trust, 1.381%, 11/10/46	382,671	0.1
1,210,000		GCCFC Commercial Mortgage Trust, 5.213%, 04/10/37	1,173,879	0.2
850,000	#	GCCFC Commercial Mortgage Trust, 5.706%, 06/10/36	865,824	0.2
1,720,000		GCCFC Commercial Mortgage Trust, 6.059%, 12/10/49	1,718,718	0.3
553,000		GS Mort Sec Corp. II Commercial Mort Ps Thr Cert Ser 2004-GG2, 5.815%, 08/10/38	551,425	0.1
5,981,287	ˆ	GS Mortgage Securities Corp. II, 2.386%, 11/10/45	788,974	0.2
1,090,000	#	JP Morgan Chase Com Mort Sec Corp. Ps Thr Certs Ser 2003-LN1, 5.462%, 10/15/37	1,086,326	0.2
5,440,000	#, ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 0.360%, 12/15/47	147,331	0.0
9,172,346	ˆ	JP Morgan Chase Commercial Mortgage Securities Corp., 1.944%, 12/15/47	961,849	0.2
1,270,000	#	JP Morgan Commercial Mort Pass Thr Certs Ser 2004-C1, 5.863%, 01/15/38	1,297,463	0.2
637,000		LB-UBS Commercial Mortgage Trust 2004-C7, 4.943%, 10/15/36	650,503	0.1
453,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.247%, 02/15/40	438,897	0.1
510,000		LB-UBS Commercial Mortgage Trust 2005-C2, 5.205%, 04/15/30	527,876	0.1
760,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	753,154	0.1
1,270,000		LB-UBS Commercial Mortgage Trust 2005-C3, 5.013%, 07/15/40	1,154,420	0.2
720,000		LB-UBS Commercial Mortgage Trust 2006-C4, 5.857%, 06/15/38	764,671	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,582,455		LB-UBS Commercial Mortgage Trust 2006-C7, 5.300%, 11/15/38	$1,643,424	0.3
610,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL, 6.750%, 11/15/26	638,315	0.1
229,495		Merrill Lynch Mortgage Investors Trust Series 2005-A8, 5.250%, 08/25/36	230,975	0.0
1,011,820		ML-CFC Commercial Mortgage Trust 2007-6, 5.331%, 03/12/51	1,014,595	0.2
8,178,624	ˆ	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8, 1.508%, 12/15/48	579,571	0.1
1,670,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.237%, 04/14/40	1,391,411	0.3
1,499,000		Morgan Stanley Capital I Trust 2004-HQ4, 5.535%, 04/14/40	1,500,874	0.3
1,520,000		Morgan Stanley Capital I Trust 2004-IQ7, 5.398%, 06/15/38	1,536,751	0.3
900,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.172%, 08/13/42	918,746	0.2
1,360,000		Morgan Stanley Capital I Trust 2006-HQ10, 5.389%, 11/12/41	1,379,652	0.3
1,817,760		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	1,881,896	0.3
380,000		Morgan Stanley Capital I Trust 2007-TOP25, 5.574%, 11/12/49	386,215	0.1
450,000		Morgan Stanley Capital I Trust 2007-TOP27, 5.651%, 06/11/42	491,399	0.1
1,020,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	1,086,346	0.2
930,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.252%, 09/15/47	961,777	0.2
1,450,000	#	Morgan Stanley Capital I, Inc., 3.512%, 01/11/32	1,431,169	0.3
744,519		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.834%, 03/25/36	597,189	0.1
2,565,956	#	Morgan Stanley Re-REMIC Trust 2010-C30, 5.246%, 12/17/43	2,577,227	0.5
370,000	#	Motel 6 Trust, 1.948%, 10/05/25	368,616	0.1
1,320,000	#	N-Star Real Estate CDO Ltd., 2.008%, 08/25/29	1,321,155	0.2
2,762,681	#	Springleaf Mortgage Loan Trust 2013-3, 1.870%, 09/25/57	2,769,325	0.5
377,865		Structured Asset Securities Corp., 4.550%, 02/25/34	386,630	0.1
2,960,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	3,230,468	0.6
11,737,260	#, ˆ	UBS-Barclays Commercial Mortgage Trust 2012-C3, 2.167%, 08/10/49	1,441,755	0.3
1,358,754		WaMu Mortgage Pass Through Certificates, 2.364%, 12/25/36	1,216,236	0.2
5,168,009	#, ˆ	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.228%, 08/15/45	601,584	0.1
11,068,751	#, ˆ	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.134%, 10/15/45	1,279,950	0.2
1,053,730		Wells Fargo Mortgage Backed Securities 2005-AR14 Trust, 5.331%, 08/25/35	1,097,746	0.2
702,345		Wells Fargo Mortgage Backed Securities Trust, 2.618%, 03/25/36	701,608	0.1

		Total Collateralized Mortgage Obligations (Cost $65,054,197)	65,606,085	11.9

FOREIGN GOVERNMENT BONDS: 27.6%
		Argentina: 0.1%
1,940,000		Argentina Government International Bond, 2.500%, 12/31/38	693,550	0.1

		Austria: 0.4%
EUR 1,500,000	#	Austria Government Bond, 4.650%, 01/15/18	2,342,302	0.4

		Belarus: 0.3%
1,550,000		Republic of Belarus, 8.750%, 08/03/15	1,561,625	0.3

		Belize: 0.1%
930,000	#	Belize Government International Bond, 5.000%, 02/20/38	611,475	0.1

		Brazil: 0.2%
529,000		Brazilian Government International Bond, 2.625%, 01/05/23	452,030	0.1
680,000		Federal Republic of Brazil, 5.625%, 01/07/41	649,400	0.1
			1,101,430	0.2

		Canada: 0.7%
CAD 3,200,000		Canadian Government Bond, 1.500%, 03/01/17	2,904,063	0.5
CAD 160,000		Canadian Government Bond, 1.500%, 08/01/15	144,825	0.0
CAD 30,000		Canadian Government Bond, 1.000%, 08/01/16	26,912	0.0

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Canada: (continued)
CAD 690,000		Canadian Government Bond, 4.000%, 06/01/41	$742,629	0.2
			3,818,429	0.7

		Colombia: 1.1%
1,529,000		Colombia Government International Bond, 2.625%, 03/15/23	1,334,052	0.2
3,000,000		Colombia Government International Bond, 4.375%, 07/12/21	3,052,500	0.6
400,000		Colombia Government International Bond, 7.375%, 03/18/19	478,500	0.1
943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,197,610	0.2
			6,062,662	1.1

		Croatia: 0.5%
300,000		Croatia Government International Bond, 6.375%, 03/24/21	312,000	0.1
2,400,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	2,457,000	0.4
			2,769,000	0.5

		Dominican Republic: 1.4%
686,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	686,000	0.1
DOP 158,000,000	#	Dominican Republic International Bond, 14.000%, 10/18/19	3,891,614	0.7
DOP 116,000,000		Dominican Republic International Bond, 15.500%, 04/19/19	3,010,708	0.6
			7,588,322	1.4

		Egypt: 0.2%
1,360,000		Egypt Government International Bond, 5.750%, 04/29/20	1,353,200	0.2

		Germany: 0.8%
EUR 2,500,000		Bundesobligation, 1.000%, 10/12/18	3,440,323	0.7
EUR 50,000		Bundesschatzanweisungen, 0.140%, 06/12/15	67,366	0.0
EUR 100,000		Bundesschatzanweisungen, 0.070%, 12/11/15	134,700	0.0
EUR 470,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	636,555	0.1
EUR 30,000		Bundesrepublik Deutschland, 2.000%, 08/15/23	42,001	0.0
			4,320,945	0.8

		Guatemala: 0.1%
530,000		Guatemala Government Bond, 8.125%, 10/06/34	657,200	0.1

		Hungary: 0.3%
610,000		Hungary Government International Bond, 5.375%, 02/21/23	599,325	0.1
860,000		Hungary Government International Bond, 7.625%, 03/29/41	915,900	0.2
			1,515,225	0.3

		Indonesia: 1.2%
2,500,000		Indonesia Government International Bond, 4.875%, 05/05/21	2,478,125	0.4
2,000,000		Indonesia Government International Bond, 5.875%, 03/13/20	2,120,000	0.4
1,485,000		Indonesia Government International Bond, 11.625%, 03/04/19	1,971,338	0.4
			6,569,463	1.2

		Italy: 3.1%
EUR 11,770,000		Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/24	16,877,556	3.1

		Ivory Coast: 0.2%
1,232,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,074,920	0.2

		Kazakhstan: 0.1%
670,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	663,300	0.1

		Latvia: 0.1%
600,000	#	Republic of Latvia, 2.750%, 01/12/20	574,200	0.1

		Lebanon: 0.3%
1,873,000		Lebanon Government International Bond, 6.100%, 10/04/22	1,835,540	0.3

		Lithuania: 0.7%
800,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	874,000	0.2
600,000		Lithuania Government International Bond, 6.625%, 02/01/22	699,000	0.1
1,750,000		Lithuania Government International Bond, 7.375%, 02/11/20	2,097,375	0.4
			3,670,375	0.7

		Malaysia: 0.5%
MYR 8,800,000		Malaysia Government Bond, 4.181%, 07/15/24	2,613,707	0.5

		Mexico: 0.7%
670,000		Mexico Government International Bond, 4.000%, 10/02/23	660,788	0.1

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Mexico: (continued)
190,000		Mexico Government International Bond, 4.750%, 03/08/44	$168,150	0.0
610,000		Petroleos Mexicanos, 3.500%, 07/18/18	625,250	0.1
390,000		Petroleos Mexicanos, 5.500%, 01/21/21	417,300	0.1
2,140,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,928,835	0.4
			3,800,323	0.7

		Nigeria: 1.4%
NGN 200,000,000		Nigeria Government Bond, 10.000%, 07/23/30	956,597	0.2
NGN 1,059,450,000	Z	Nigeria Treasury Bill, 9.980%, 03/06/14	6,459,039	1.2
			7,415,636	1.4

		Panama: 0.1%
540,000		Panama Government International Bond, 6.700%, 01/26/36	606,150	0.1

		Peru: 0.6%
3,400,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	3,034,500	0.5
420,000		Peruvian Government International Bond, 5.625%, 11/18/50	418,950	0.1
			3,453,450	0.6

		Philippines: 0.7%
650,000		Philippine Government International Bond, 7.750%, 01/14/31	860,438	0.2
1,595,000		Philippine Government International Bond, 4.000%, 01/15/21	1,650,825	0.3
1,150,000		Republic of the Philippines, 6.375%, 10/23/34	1,371,375	0.2
			3,882,638	0.7

		Poland: 1.3%
495,000		Poland Government International Bond, 5.000%, 03/23/22	530,887	0.1
PLN 21,900,000		Poland Government Bond, 4.000%, 10/25/23	6,570,973	1.2
			7,101,860	1.3

		Romania: 0.0%
220,000		Romanian Government International Bond, 6.750%, 02/07/22	249,150	0.0

		Russia: 1.4%
750,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	769,688	0.1
RUB 159,500,000		Russian Federal Bond — OFZ, 7.050%, 01/19/28	4,084,778	0.8
RUB 43,000,000		Russian Federal Bond — OFZ, 8.150%, 02/03/27	1,217,131	0.2
600,000	#	Russian Foreign Bond — Eurobond, 4.875%, 09/16/23	603,000	0.1
860,324		Russian Foreign Bond — Eurobond, 7.500%, 03/31/30	992,383	0.2
			7,666,980	1.4

		South Africa: 1.1%
ZAR 12,500,000		South Africa Government Bond, 6.500%, 02/28/41	805,134	0.1
ZAR 23,200,000		South Africa Government Bond, 10.500%, 12/21/26	2,334,457	0.4
1,380,000		South Africa Government International Bond, 5.875%, 09/16/25	1,415,190	0.3
1,600,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	1,409,520	0.3
			5,964,301	1.1

		South Korea: 0.1%
500,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	529,888	0.1

		Spain: 3.2%
EUR 11,955,000	#	Spain Government Bond, 5.150%, 10/31/44	17,404,365	3.2

		Trinidad And Tobago: 0.4%
1,159,542		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,236,361	0.2
700,000		Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, 08/14/19	875,875	0.2
			2,112,236	0.4

		Turkey: 0.7%
1,400,000		Turkey Government International Bond, 6.000%, 01/14/41	1,254,750	0.3
2,150,000		Turkey Government International Bond, 7.375%, 02/05/25	2,335,438	0.4
			3,590,188	0.7

		United Kingdom: 2.5%
GBP 3,650,000		United Kingdom Gilt, 1.250%, 07/22/18	5,903,194	1.1
GBP 4,900,000		United Kingdom Gilt, 3.250%, 01/22/44	7,683,723	1.4
GBP 10,000		United Kingdom Gilt, 4.750%, 09/07/15	17,546	0.0
			13,604,463	2.5

		Uruguay: 0.3%
480,000		Uruguay Government International Bond, 4.500%, 08/14/24	474,600	0.1
280,404		Uruguay Government International Bond, 7.625%, 03/21/36	342,443	0.0

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

FOREIGN GOVERNMENT BONDS: (continued)
		Uruguay: (continued)
790,345		Uruguay Government International Bond, 8.000%, 11/18/22	$980,028	0.2
			1,797,071	0.3

		Venezuela: 0.7%
3,280,000		Petroleos de Venezuela SA, 4.900%, 10/28/14	3,050,400	0.6
1,320,000		Petroleos de Venezuela SA, 9.750%, 05/17/35	815,100	0.1
			3,865,500	0.7

		Total Foreign Government Bonds (Cost $153,992,437)	151,318,625	27.6

ASSET-BACKED SECURITIES: 7.0%
		Cayman Islands: 0.6%
2,000,000	#	Blackrock Senior Income Series II, 2.088%, 05/25/17	1,962,202	0.3
1,500,000	#	Sargas CLO I Ltd., 0.936%, 08/27/20	1,461,992	0.3
			3,424,194	0.6

		United States: 6.4%
2,000,000	#	Apidos CDO II, 1.039%, 12/21/18	1,950,424	0.4
1,570,000	#	Ares XII CLO Ltd., 2.238%, 11/25/20	1,563,378	0.3
2,050,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.015%, 06/20/17	1,983,170	0.4
230,000		BMW Vehicle Owner Trust, 0.670%, 11/27/17	230,399	0.0
470,000		BMW Vehicle Owner Trust, 1.120%, 04/27/20	469,915	0.1
250,000		CarMax Auto Owner Trust, 1.280%, 05/15/19	249,531	0.0
3,050,000	#	Castle Garden Funding, 1.989%, 10/27/20	3,018,856	0.6
850,000		Chase Issuance Trust, 1.010%, 10/15/18	850,556	0.2
600,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	689,995	0.1
770,000		Discover Card Execution Note Trust, 1.040%, 04/15/19	771,469	0.1
1,175,994	#	Emporia Preferred Funding II Corp., 0.517%, 10/18/18	1,171,006	0.2
3,375,000	#	Gulf Stream—Compass CLO 2005-II Ltd., 1.037%, 01/24/20	3,341,895	0.6
825,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured 2007-1 Ltd., 0.686%, 08/07/21	798,644	0.1
380,000		Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	386,050	0.1
350,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	357,517	0.1
540,000	#	Invitation Homes 2013-SFR1 Trust, 2.009%, 12/17/30	541,052	0.1
600,000	#	M&T Bank Auto Receivables Trust 2013-1, 1.060%, 11/15/17	604,945	0.1
3,785,000	#	Madison Park Funding I Ltd., 1.007%, 05/10/19	3,760,080	0.7
3,460,000	#	Madison Park Funding I Ltd., 2.137%, 05/10/19	3,482,881	0.6
2,700,000	#	Morgan Stanley Investment Management Croton Ltd., 0.989%, 01/15/18	2,592,570	0.5
200,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	208,853	0.0
550,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	551,614	0.1
1,568,896		Securitized Asset Backed Receivables LLC Trust 2006-NC2, 0.398%, 03/25/36	1,331,349	0.2
600,000	#	Stanfield Bristol CLO Ltd, 0.691%, 10/15/19	593,578	0.1
600,000		Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	607,618	0.1
500,000		Volkswagen Auto Loan Enhanced Trust 2012-2, 0.660%, 03/20/19	498,470	0.1
2,600,000	#	WhiteHorse III Ltd./Corp, 0.988%, 05/01/18	2,578,332	0.5
			35,184,147	6.4

		Total Asset-Backed Securities (Cost $38,300,075)	38,608,341	7.0

U.S. TREASURY OBLIGATIONS: 6.5%
		U.S. Treasury Bonds: 0.7%
3,746,000		3.625%, due 08/15/43	3,758,879	0.7

		U.S. Treasury Notes: 5.8%
875,500		0.250%, due 12/31/15	874,679	0.2
3,008,300		0.375%, due 01/31/16	3,011,001	0.5
5,546,000		0.750%, due 01/15/17	5,559,216	1.0
468,000		1.500%, due 12/31/18	468,676	0.1
8,340,000		1.500%, due 01/31/19	8,319,231	1.5
7,021,000		2.125%, due 01/31/21	6,985,926	1.3
6,760,000		2.750%, due 11/15/23	6,818,623	1.2
			32,037,352	5.8

		Total U.S. Treasury Obligations (Cost $35,523,064)	35,796,231	6.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.2%
		Federal Home Loan Mortgage Corporation: 3.0%##
35,233,405	ˆ	4.000%, due 04/15/43	6,922,540	1.3

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
4,085,347	ˆ	5.000%, due 02/15/40	$806,909	0.2
628,660		5.500%, due 11/15/32	690,023	0.1
9,925,162	ˆ	5.840%, due 05/15/36	1,256,329	0.2
7,270,883	ˆ	5.890%, due 07/15/40	1,180,749	0.2
15,464,147	ˆ	6.390%, due 05/15/41	3,264,744	0.6
12,398,245	ˆ	6.490%, due 02/15/41	2,452,538	0.4
			16,573,832	3.0

		Federal National Mortgage Association: 2.4%##
2,587,945		3.000%, due 01/25/38	2,699,448	0.5
423,626		4.500%, due 12/01/40	455,356	0.1
390,239		4.500%, due 12/01/40	419,615	0.1
743,236		4.500%, due 12/01/40	798,867	0.2
300,719		4.500%, due 09/01/41	323,301	0.1
5,566,089	ˆ	5.000%, due 05/25/18	375,471	0.1
653,832		5.000%, due 07/25/34	672,558	0.1
932,642		5.000%, due 05/01/41	1,025,399	0.2
385,863		5.000%, due 06/01/41	424,693	0.1
631,086		6.000%, due 04/25/33	716,552	0.1
684,138		6.000%, due 12/01/37	757,115	0.1
4,000,878	ˆ	6.292%, due 02/25/42	752,305	0.1
7,994,681	ˆ	6.392%, due 09/25/40	1,516,079	0.3
544,345		7.025%, due 08/25/37	621,087	0.1
134,924		23.368%, due 07/25/35	144,824	0.0
717,870		32.660%, due 11/25/36	1,172,452	0.2
			12,875,122	2.4

		Government National Mortgage Association: 1.8%
15,949,238	ˆ	4.000%, due 08/16/26	2,118,231	0.4
5,237,490	ˆ	4.000%, due 04/20/38	687,595	0.1
10,680,795	ˆ	4.500%, due 12/20/37	1,233,060	0.2
735,957		4.500%, due 08/20/41	802,048	0.1
3,310,689	ˆ	5.000%, due 11/20/39	627,087	0.1
5,870,572	ˆ	5.000%, due 10/20/40	974,469	0.2
784,342		5.140%, due 10/20/60	868,071	0.2
495,703		5.288%, due 10/20/60	554,996	0.1
87,018		5.500%, due 03/20/39	96,096	0.0
951,481		21.539%, due 03/20/37	1,358,370	0.3
446,398		24.717%, due 04/16/37	624,392	0.1
			9,944,415	1.8

		Total U.S. Government Agency Obligations (Cost $36,398,456)	39,393,369	7.2

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 0.1%

		United States: 0.1%
20,325	@, P	Goldman Sachs Group, Inc./The	469,914	0.1

		Total Preferred Stock (Cost $506,093)	469,914	0.1

# of Contracts			Value	Percentage of Net Assets

PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
34,284,000	@	Call USD vs. Put EUR, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	462,009	0.1
25,100,000	@	Call USD vs. Put GBP, Strike @ 1.535, Exp. 02/14/14 Counterparty: Deutsche Bank AG	133	0.0
23,000,000	@	Put USD vs. Call AUD, Strike @ 0.900, Exp. 02/26/14 Counterparty: Goldman Sachs & Co.	45,985	0.0
11,560,000	@	Put USD vs. Call MXN, Strike @ 13.300, Exp. 03/14/14 Counterparty: Barclays Bank PLC	146,155	0.0
			654,282	0.1

		Total Purchased Options (Cost $1,025,379)	654,282	0.1

		Total Investments in Securities (Cost $527,685,463)	$532,148,624	96.9
		Assets in Excess of Other Liabilities	16,762,185	3.1
		Net Assets	$548,910,809	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

&	Payment-in-kind

P	Preferred Stock may be called prior to convertible date.

ˆ	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

BRL	Brazilian Real

CAD	Canadian Dollar

DOP	Dominican Peso

EUR	EU Euro

GBP	British Pound

MYR	Malaysian Ringgit

NGN	Nigerian Naira

PLN	Polish Zloty

RUB	Russian Ruble

ZAR	South African Rand

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $528,112,902.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$13,757,324
Gross Unrealized Depreciation	(9,721,602)
Net Unrealized Appreciation	$4,035,722

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	27.6%
Financial	12.5
Collateralized Mortgage Obligations	11.9
Communications	7.4
Other Asset-Backed Securities	6.0
U.S. Treasury Notes	5.8
Energy	3.7
Federal Home Loan Mortgage Corporation	3.0
Consumer, Non-cyclical	2.9
Basic Materials	2.5
Federal National Mortgage Association	2.4
Utilities	2.4
Consumer, Cyclical	2.2
Government National Mortgage Association	1.8
Industrial	1.3
Technology	1.3
U.S. Treasury Bonds	0.7
Automobile Asset-Backed Securities	0.6
Credit Card Asset-Backed Securities	0.4
Diversified	0.3
Options on Currencies	0.1
Financials	0.1
Assets in Excess of Other Liabilities	3.1
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Preferred Stock	$469,914	$—	$—	$469,914
Purchased Options	—	654,282	—	654,282
Corporate Bonds/Notes	—	200,301,777	—	200,301,777
Collateralized Mortgage Obligations	—	65,606,085	—	65,606,085
U.S. Treasury Obligations	—	35,796,231	—	35,796,231
Foreign Government Bonds	—	151,318,625	—	151,318,625
U.S. Government Agency Obligations	—	39,393,369	—	39,393,369
Asset-Backed Securities	—	38,608,341	—	38,608,341
Total Investments, at fair value	$469,914	$531,678,710	$—	$532,148,624
Other Financial Instruments+
Centrally Cleared Swaps	—	167,330	—	167,330
Forward Foreign Currency Contracts	—	9,447,532	—	9,447,532
Futures	1,916,552	—	—	1,916,552
OTC Swaps	—	525,651	—	525,651
Total Assets	$2,386,466	$541,819,223	$—	$544,205,689
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,212,236)	$—	$(1,212,236)
Forward Foreign Currency Contracts	—	(10,139,769)	—	(10,139,769)
Futures	(893,912)	—	—	(893,912)
OTC Swaps	—	(331,831)	—	(331,831)
Written Options	—	(419,460)	—	(419,460)
Total Liabilities	$(893,912)	$(12,103,296)	$—	$(12,997,208)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

At January 31, 2014, the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Australian Dollar	3,262,160	Buy	02/07/14	$2,857,000	$2,854,352	$(2,648)
Barclays Bank PLC	British Pound	2,430,193	Buy	02/07/14	4,000,000	3,994,905	(5,095)
Barclays Bank PLC	Norwegian Krone	17,502,839	Buy	02/07/14	2,857,000	2,787,923	(69,077)
Barclays Bank PLC	Norwegian Krone	35,419,943	Buy	02/07/14	5,714,000	5,641,832	(72,168)
Barclays Bank PLC	New Zealand Dollar	6,848,390	Buy	02/07/14	5,580,000	5,536,515	(43,485)
Barclays Bank PLC	New Zealand Dollar	6,823,268	Buy	02/07/14	5,580,000	5,516,205	(63,795)
Barclays Bank PLC	British Pound	3,461,562	Buy	02/07/14	5,750,000	5,690,335	(59,665)
Barclays Bank PLC	Swedish Krona	13,912,266	Buy	02/07/14	2,159,000	2,123,457	(35,543)
Barclays Bank PLC	Australian Dollar	2,606,469	Buy	02/07/14	2,300,000	2,280,629	(19,371)
Barclays Bank PLC	New Zealand Dollar	3,237,673	Buy	02/07/14	2,702,000	2,617,466	(84,534)
Barclays Bank PLC	Norwegian Krone	27,950,294	Buy	02/07/14	4,571,000	4,452,036	(118,964)
Barclays Bank PLC	Japanese Yen	2,402,275,021	Buy	02/07/14	22,971,000	23,512,827	541,827
Barclays Bank PLC	South Korean Won	4,914,576,700	Buy	02/07/14	4,609,000	4,585,570	(23,430)
Barclays Bank PLC	Canadian Dollar	3,059,089	Buy	02/07/14	2,830,000	2,746,476	(83,524)
Barclays Bank PLC	Australian Dollar	4,140,003	Buy	02/07/14	3,696,000	3,622,453	(73,547)
Barclays Bank PLC	EU Euro	8,054,012	Buy	02/07/14	11,112,000	10,862,516	(249,484)
Barclays Bank PLC	New Zealand Dollar	11,374,269	Buy	02/07/14	9,251,000	9,195,418	(55,582)
Barclays Bank PLC	Russian Ruble	67,912,320	Buy	03/07/14	1,984,000	1,918,829	(65,171)
Barclays Bank PLC	Mexican Peso	35,596,699	Buy	03/07/14	2,666,000	2,655,290	(10,710)
Barclays Bank PLC	British Pound	3,838,395	Buy	02/07/14	6,241,000	6,309,798	68,798
Barclays Bank PLC	Malaysian Ringgit	9,161,049	Buy	02/07/14	2,811,000	2,737,256	(73,744)
Barclays Bank PLC	Norwegian Krone	17,950,160	Buy	02/07/14	2,907,238	2,859,174	(48,064)
Barclays Bank PLC	Swedish Krona	27,679,158	Buy	02/07/14	4,212,000	4,224,726	12,726
Barclays Bank PLC	Canadian Dollar	2,147,166	Buy	02/07/14	2,023,000	1,927,744	(95,256)
Barclays Bank PLC	Swedish Krona	6,665,467	Buy	02/07/14	1,011,000	1,017,364	6,364
Barclays Bank PLC	Mexican Peso	33,902,242	Buy	03/07/14	2,583,000	2,528,894	(54,106)
Barclays Bank PLC	Australian Dollar	4,793,287	Buy	02/07/14	4,369,000	4,194,070	(174,930)
Barclays Bank PLC	EU Euro	8,816,729	Buy	02/07/14	12,145,000	11,891,198	(253,802)
Barclays Bank PLC	Chilean Peso	1,894,098,000	Buy	03/07/14	3,547,000	3,397,442	(149,558)
Barclays Bank PLC	Norwegian Krone	18,762,401	Buy	02/07/14	3,048,342	2,988,551	(59,791)
Barclays Bank PLC	Swedish Krona	18,927,540	Buy	02/07/14	2,897,398	2,888,949	(8,449)
Barclays Bank PLC	Indian Rupee	2,137,033	Buy	02/07/14	34,040	34,091	51
Barclays Bank PLC	EU Euro	60,196,993	Buy	02/07/14	81,811,626	81,188,203	(623,423)
Barclays Bank PLC	Japanese Yen	8,767,792,653	Buy	02/07/14	85,763,933	85,816,814	52,881
Barclays Bank PLC	New Zealand Dollar	6,059,843	Buy	02/07/14	4,978,767	4,899,022	(79,745)
Barclays Bank PLC	Mexican Peso	37,731,859	Buy	03/07/14	2,872,000	2,814,560	(57,440)
Barclays Bank PLC	Mexican Peso	35,515,275	Buy	03/07/14	2,712,000	2,649,217	(62,783)
Barclays Bank PLC	Russian Ruble	105,892,774	Buy	03/07/14	3,205,618	2,991,949	(213,669)
Barclays Bank PLC	South African Rand	16,035,659	Buy	03/07/14	1,531,924	1,436,733	(95,191)
Barclays Bank PLC	Polish Zloty	16,378,390	Buy	03/07/14	5,352,940	5,186,058	(166,882)
Barclays Bank PLC	Romanian New Leu	62,298	Buy	03/07/14	18,801	18,628	(173)
Barclays Bank PLC	Chilean Peso	5,500,947,158	Buy	03/07/14	10,186,373	9,867,043	(319,330)
Citigroup, Inc.	EU Euro	3,676,575	Buy	02/07/14	5,030,000	4,958,629	(71,371)
Citigroup, Inc.	New Zealand Dollar	3,251,602	Buy	02/07/14	2,691,000	2,628,727	(62,273)
Citigroup, Inc.	New Zealand Dollar	3,126,921	Buy	02/07/14	2,579,000	2,527,929	(51,071)
Citigroup, Inc.	EU Euro	1,380,776	Buy	02/07/14	1,891,000	1,862,264	(28,736)
Citigroup, Inc.	Canadian Dollar	1,581,288	Buy	02/07/14	1,440,000	1,419,695	(20,305)
Citigroup, Inc.	Swedish Krona	9,191,343	Buy	02/07/14	1,419,000	1,402,893	(16,107)
Citigroup, Inc.	Canadian Dollar	3,575,262	Buy	02/07/14	3,273,000	3,209,901	(63,099)
Citigroup, Inc.	Japanese Yen	1,154,266,696	Buy	02/07/14	11,156,000	11,297,654	141,654
Citigroup, Inc.	EU Euro	5,676,358	Buy	02/07/14	7,749,000	7,655,752	(93,248)

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Mexican Peso	33,233,297	Buy	03/07/14	$2,482,000	$2,478,995	$(3,005)
Citigroup, Inc.	Colombian Peso	6,295,473,000	Buy	03/07/14	3,158,000	3,117,550	(40,450)
Citigroup, Inc.	Taiwan New Dollar	81,560,540	Buy	03/07/14	2,698,000	2,693,219	(4,781)
Citigroup, Inc.	Polish Zloty	8,154,414	Buy	03/07/14	2,661,000	2,582,016	(78,984)
Citigroup, Inc.	Mexican Peso	36,496,598	Buy	03/07/14	2,760,000	2,722,417	(37,583)
Citigroup, Inc.	Australian Dollar	423,919	Buy	02/07/14	375,641	370,925	(4,716)
Citigroup, Inc.	Mexican Peso	31,264,950	Buy	03/07/14	2,378,000	2,332,169	(45,831)
Citigroup, Inc.	Australian Dollar	2,012,142	Buy	02/07/14	1,792,000	1,760,601	(31,399)
Citigroup, Inc.	Mexican Peso	39,786,156	Buy	03/07/14	3,023,000	2,967,798	(55,202)
Citigroup, Inc.	Malaysian Ringgit	9,138,616	Buy	02/07/14	2,823,000	2,730,553	(92,447)
Citigroup, Inc.	New Zealand Dollar	1,254,438	Buy	02/07/14	1,030,000	1,014,138	(15,862)
Citigroup, Inc.	Philippine Peso	161,802,240	Buy	02/07/14	3,664,000	3,570,020	(93,980)
Citigroup, Inc.	Czech Koruna	32,455,927	Buy	03/07/14	1,612,000	1,590,073	(21,927)
Citigroup, Inc.	Canadian Dollar	1,696,784	Buy	02/07/14	1,585,000	1,523,387	(61,613)
Citigroup, Inc.	EU Euro	2,826,881	Buy	02/07/14	3,842,000	3,812,639	(29,361)
Citigroup, Inc.	Thai Baht	56,694,198	Buy	02/07/14	1,745,618	1,717,212	(28,406)
Citigroup, Inc.	Australian Dollar	3,135,362	Buy	02/07/14	2,849,633	2,743,404	(106,229)
Citigroup, Inc.	Norwegian Krone	58,041,414	Buy	02/07/14	9,503,302	9,245,072	(258,230)
Citigroup, Inc.	Swedish Krona	49,311,466	Buy	02/07/14	7,563,630	7,526,509	(37,121)
Citigroup, Inc.	Mexican Peso	35,852,487	Buy	03/07/14	2,755,000	2,674,371	(80,629)
Citigroup, Inc.	Hong Kong Sar Dollar	1,153,673	Buy	03/07/14	148,826	148,607	(219)
Credit Suisse Group AG	Australian Dollar	13,025,129	Buy	02/07/14	11,450,000	11,396,833	(53,167)
Credit Suisse Group AG	Canadian Dollar	3,258,636	Buy	02/07/14	2,953,000	2,925,631	(27,369)
Credit Suisse Group AG	Swiss Franc	5,223,252	Buy	02/07/14	5,711,000	5,761,147	50,147
Credit Suisse Group AG	Australian Dollar	3,083,826	Buy	02/07/14	2,715,000	2,698,311	(16,689)
Credit Suisse Group AG	EU Euro	1,891,940	Buy	02/07/14	2,588,000	2,551,676	(36,324)
Credit Suisse Group AG	Norwegian Krone	52,999,240	Buy	02/07/14	8,560,000	8,441,934	(118,066)
Credit Suisse Group AG	Swiss Franc	1,869,296	Buy	02/07/14	2,106,000	2,061,798	(44,202)
Credit Suisse Group AG	Norwegian Krone	27,939,486	Buy	02/07/14	4,542,000	4,450,315	(91,685)
Credit Suisse Group AG	South African Rand	27,890,872	Buy	03/07/14	2,583,000	2,498,914	(84,086)
Credit Suisse Group AG	Mexican Peso	42,014,198	Buy	03/07/14	3,207,711	3,133,995	(73,716)
Credit Suisse Group AG	Swiss Franc	4,338,788	Buy	02/07/14	4,866,000	4,785,601	(80,399)
Credit Suisse Group AG	Peruvian Nuevo Sol	7,818,930	Buy	03/07/14	2,758,000	2,748,919	(9,081)
Credit Suisse Group AG	Mexican Peso	80,402,850	Buy	03/07/14	6,105,000	5,997,548	(107,452)
Credit Suisse Group AG	Philippine Peso	253,676,501	Buy	02/07/14	5,798,320	5,597,143	(201,177)
Credit Suisse Group AG	Singapore Dollar	1,031,545	Buy	02/07/14	821,496	807,946	(13,550)
Credit Suisse Group AG	Canadian Dollar	5,366,830	Buy	02/07/14	5,025,456	4,818,387	(207,069)
Credit Suisse Group AG	Danish Krone	11,481,481	Buy	02/07/14	2,093,238	2,075,374	(17,864)
Credit Suisse Group AG	British Pound	11,217,061	Buy	02/07/14	18,397,057	18,439,318	42,261
Credit Suisse Group AG	Mexican Peso	38,846,627	Buy	03/07/14	2,971,000	2,897,715	(73,285)
Credit Suisse Group AG	Mexican Peso	34,919,008	Buy	03/07/14	2,685,000	2,604,739	(80,261)
Credit Suisse Group AG	Peruvian Nuevo Sol	29,567	Buy	03/07/14	10,360	10,395	35
Deutsche Bank AG	New Zealand Dollar	27,567,996	Buy	02/07/14	22,603,000	22,287,081	(315,919)
Deutsche Bank AG	Swedish Krona	17,915,238	Buy	02/07/14	2,774,000	2,734,439	(39,561)
Deutsche Bank AG	EU Euro	13,388,027	Buy	02/07/14	18,309,198	18,056,547	(252,651)

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	1,036,603	Buy	02/07/14	$1,402,000	$1,398,076	$(3,924)
Deutsche Bank AG	Malaysian Ringgit	2,395,800	Buy	02/07/14	726,000	715,848	(10,152)
Deutsche Bank AG	British Pound	3,388,676	Buy	02/07/14	5,572,000	5,570,521	(1,479)
Deutsche Bank AG	EU Euro	4,283,095	Buy	02/07/14	5,840,000	5,776,647	(63,353)
Deutsche Bank AG	EU Euro	4,062,866	Buy	02/07/14	5,545,000	5,479,623	(65,377)
Deutsche Bank AG	New Zealand Dollar	2,506,152	Buy	02/07/14	2,051,000	2,026,075	(24,925)
Deutsche Bank AG	EU Euro	12,346,084	Buy	02/07/14	16,918,000	16,651,270	(266,730)
Deutsche Bank AG	EU Euro	4,104,043	Buy	02/07/14	5,606,000	5,535,159	(70,841)
Deutsche Bank AG	New Zealand Dollar	2,638,725	Buy	02/07/14	2,166,000	2,133,252	(32,748)
Deutsche Bank AG	Australian Dollar	4,417,552	Buy	02/07/14	3,922,000	3,865,306	(56,694)
Deutsche Bank AG	EU Euro	794,237	Buy	02/07/14	1,090,000	1,071,194	(18,806)
Deutsche Bank AG	British Pound	5,039,290	Buy	02/07/14	8,231,000	8,283,905	52,905
Deutsche Bank AG	Norwegian Krone	42,201,528	Buy	02/07/14	6,853,000	6,722,030	(130,970)
Deutsche Bank AG	South Korean Won	13,667,091,085	Buy	02/07/14	12,831,745	12,752,148	(79,597)
Deutsche Bank AG	Malaysian Ringgit	2,017,177	Buy	02/07/14	623,548	602,718	(20,830)
Deutsche Bank AG	Peruvian Nuevo Sol	7,814,220	Buy	03/07/14	2,771,000	2,747,263	(23,737)
Deutsche Bank AG	Mexican Peso	35,778,920	Buy	03/07/14	2,740,000	2,668,883	(71,117)
Deutsche Bank AG	Israeli New Shekel	2,329,868	Buy	03/07/14	660,021	662,354	2,333
Goldmans Sachs & Co.	Australian Dollar	25,992,328	Buy	02/07/14	22,815,000	22,742,979	(72,021)
Goldmans Sachs & Co.	Canadian Dollar	12,451,539	Buy	02/07/14	11,322,000	11,179,101	(142,899)
Goldmans Sachs & Co.	Taiwan New Dollar	83,613,490	Buy	03/07/14	2,803,000	2,761,010	(41,990)
JPMorgan Chase & Co.	Australian Dollar	3,724,146	Buy	02/07/14	3,313,000	3,258,583	(54,417)
JPMorgan Chase & Co.	EU Euro	1,606,219	Buy	02/07/14	2,184,000	2,166,321	(17,679)
JPMorgan Chase & Co.	EU Euro	5,941,869	Buy	02/07/14	8,055,000	8,013,850	(41,150)
JPMorgan Chase & Co.	British Pound	1,643,744	Buy	02/07/14	2,693,000	2,702,091	9,091
JPMorgan Chase & Co.	New Zealand Dollar	2,462,713	Buy	02/07/14	2,024,000	1,990,956	(33,044)
JPMorgan Chase & Co.	Turkish Lira	938,685	Buy	03/07/14	425,548	411,821	(13,727)
JPMorgan Chase & Co.	EU Euro	8,817,913	Buy	02/07/14	12,145,000	11,892,795	(252,205)
JPMorgan Chase & Co.	Russian Ruble	92,196,950	Buy	03/07/14	2,746,000	2,604,980	(141,020)
JPMorgan Chase & Co.	Canadian Dollar	2,194,544	Buy	02/07/14	2,058,000	1,970,281	(87,719)
UBS AG	Norwegian Krone	16,613,438	Buy	02/07/14	2,712,000	2,646,256	(65,744)
UBS AG	Norwegian Krone	11,057,288	Buy	02/07/14	1,791,000	1,761,250	(29,750)
UBS AG	Swedish Krona	19,503,881	Buy	02/07/14	2,981,000	2,976,917	(4,083)
UBS AG	Swedish Krona	19,094,556	Buy	02/07/14	2,924,000	2,914,441	(9,559)
UBS AG	New Zealand Dollar	2,529,615	Buy	02/07/14	2,088,000	2,045,043	(42,957)
UBS AG	Swiss Franc	556,630	Buy	02/07/14	616,206	613,952	(2,254)
							$(8,162,312)

Barclays Bank PLC	Swiss Franc	3,596,520	Sell	02/07/14	$4,000,000	$3,966,893	$33,107
Barclays Bank PLC	Australian Dollar	3,248,252	Sell	02/07/14	2,857,000	2,842,182	14,818
Barclays Bank PLC	EU Euro	2,716,869	Sell	02/07/14	3,715,805	3,664,265	51,540
Barclays Bank PLC	Canadian Dollar	3,126,641	Sell	02/07/14	2,830,000	2,807,125	22,875
Barclays Bank PLC	Swedish Krona	17,340,456	Sell	02/07/14	2,696,000	2,646,709	49,291
Barclays Bank PLC	Canadian Dollar	3,239,207	Sell	02/07/14	2,924,000	2,908,189	15,811
Barclays Bank PLC	EU Euro	2,399,906	Sell	02/07/14	3,271,000	3,236,774	34,226
Barclays Bank PLC	New Zealand Dollar	6,887,943	Sell	02/07/14	5,711,000	5,568,491	142,509
Barclays Bank PLC	EU Euro	2,591,248	Sell	02/07/14	3,527,000	3,494,839	32,161
Barclays Bank PLC	Swedish Krona	7,683,997	Sell	02/07/14	1,187,000	1,172,824	14,176
Barclays Bank PLC	Swedish Krona	29,643,904	Sell	02/07/14	4,586,000	4,524,609	61,391
Barclays Bank PLC	Japanese Yen	102,974,325	Sell	02/07/14	994,000	1,007,885	(13,885)
Barclays Bank PLC	New Zealand Dollar	6,328,616	Sell	02/07/14	5,308,000	5,116,309	191,691
Barclays Bank PLC	EU Euro	4,292,795	Sell	02/07/14	5,881,000	5,789,729	91,271
Barclays Bank PLC	New Zealand Dollar	6,868,672	Sell	02/07/14	5,726,000	5,552,912	173,088
Barclays Bank PLC	Malaysian Ringgit	9,360,505	Sell	02/07/14	2,870,000	2,796,852	73,148

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	New Zealand Dollar	6,868,431	Sell	02/07/14	$5,685,000	$5,552,717	$132,283
Barclays Bank PLC	Australian Dollar	3,200,723	Sell	02/07/14	2,869,000	2,800,595	68,405
Barclays Bank PLC	New Zealand Dollar	5,183,277	Sell	02/07/14	4,286,000	4,190,371	95,629
Barclays Bank PLC	EU Euro	12,352,933	Sell	02/07/14	16,817,283	16,660,507	156,776
Barclays Bank PLC	Canadian Dollar	2,820,958	Sell	02/07/14	2,647,000	2,532,681	114,319
Barclays Bank PLC	Australian Dollar	5,127,105	Sell	02/07/14	4,542,000	4,486,156	55,844
Barclays Bank PLC	Peruvian Nuevo Sol	7,762,942	Sell	03/07/14	2,746,000	2,729,235	16,765
Barclays Bank PLC	EU Euro	4,226,073	Sell	02/07/14	5,764,000	5,699,741	64,259
Barclays Bank PLC	Swiss Franc	2,576,534	Sell	02/07/14	2,880,000	2,841,868	38,132
Barclays Bank PLC	South African Rand	4,822,115	Sell	03/07/14	441,000	432,043	8,957
Barclays Bank PLC	British Pound	7,507	Sell	02/07/14	12,290	12,341	(51)
Barclays Bank PLC	Swedish Krona	19,062,947	Sell	02/07/14	2,900,000	2,909,616	(9,616)
Barclays Bank PLC	Norwegian Krone	24,998,876	Sell	02/07/14	4,044,000	3,981,922	62,078
Barclays Bank PLC	Norwegian Krone	17,888,875	Sell	02/07/14	2,907,238	2,849,413	57,825
Barclays Bank PLC	Mexican Peso	34,310,380	Sell	03/07/14	2,628,000	2,559,339	68,661
Barclays Bank PLC	New Zealand Dollar	3,559,946	Sell	02/07/14	2,912,000	2,878,004	33,996
Barclays Bank PLC	Norwegian Krone	25,226,857	Sell	02/07/14	4,064,456	4,018,236	46,220
Barclays Bank PLC	Israeli New Shekel	17,040,238	Sell	03/07/14	4,877,000	4,844,342	32,658
Barclays Bank PLC	Swedish Krona	18,868,713	Sell	02/07/14	2,892,954	2,879,970	12,984
Barclays Bank PLC	Swedish Krona	30,135,267	Sell	02/07/14	4,619,848	4,599,607	20,241
Barclays Bank PLC	Mexican Peso	38,627,457	Sell	03/07/14	2,971,000	2,881,366	89,634
Barclays Bank PLC	Taiwan New Dollar	83,222,040	Sell	03/07/14	2,823,000	2,748,084	74,916
Barclays Bank PLC	Russian Ruble	105,695,861	Sell	03/07/14	3,141,456	2,986,385	155,071
Barclays Bank PLC	Hungarian Forint	38,820,814	Sell	03/07/14	173,310	167,345	5,965
Barclays Bank PLC	Mexican Peso	23,793,537	Sell	03/07/14	1,812,289	1,774,849	37,440
Citigroup, Inc.	Australian Dollar	3,578,860	Sell	02/07/14	3,139,000	3,131,460	7,540
Citigroup, Inc.	Japanese Yen	1,170,546,609	Sell	02/07/14	11,415,000	11,456,998	(41,998)
Citigroup, Inc.	New Zealand Dollar	2,631,484	Sell	02/07/14	2,184,000	2,127,398	56,602
Citigroup, Inc.	Australian Dollar	6,448,438	Sell	02/07/14	5,700,000	5,642,307	57,693
Citigroup, Inc.	New Zealand Dollar	1,861,170	Sell	02/07/14	1,548,000	1,504,645	43,355
Citigroup, Inc.	Australian Dollar	1,470,107	Sell	02/07/14	1,294,000	1,286,326	7,674
Citigroup, Inc.	New Zealand Dollar	3,091,356	Sell	02/07/14	2,588,000	2,499,177	88,823
Citigroup, Inc.	Swedish Krona	18,053,840	Sell	02/07/14	2,800,000	2,755,594	44,406
Citigroup, Inc.	Australian Dollar	6,497,380	Sell	02/07/14	5,871,000	5,685,130	185,870
Citigroup, Inc.	Japanese Yen	2,403,019,281	Sell	02/07/14	22,971,000	23,520,111	(549,111)
Citigroup, Inc.	Australian Dollar	6,266,941	Sell	02/07/14	5,630,000	5,483,499	146,501
Citigroup, Inc.	Australian Dollar	6,302,015	Sell	02/07/14	5,630,000	5,514,189	115,811
Citigroup, Inc.	South Korean Won	5,308,904,000	Sell	02/07/14	5,035,000	4,953,499	81,501
Citigroup, Inc.	Mexican Peso	33,607,459	Sell	03/07/14	2,482,000	2,506,905	(24,905)
Citigroup, Inc.	Polish Zloty	8,250,611	Sell	03/07/14	2,692,000	2,612,476	79,524
Citigroup, Inc.	Colombian Peso	6,121,192,000	Sell	03/07/14	3,080,000	3,031,245	48,755
Citigroup, Inc.	Swedish Krona	19,234,441	Sell	02/07/14	2,915,000	2,935,792	(20,792)
Citigroup, Inc.	South African Rand	3,560,396	Sell	03/07/14	326,447	318,998	7,449
Citigroup, Inc.	Mexican Peso	34,445,003	Sell	03/07/14	2,586,000	2,569,381	16,619
Citigroup, Inc.	Russian Ruble	127,818,790	Sell	03/07/14	3,798,535	3,611,458	187,077
Citigroup, Inc.	Mexican Peso	35,623,724	Sell	03/07/14	2,701,000	2,657,306	43,694
Citigroup, Inc.	Norwegian Krone	23,610,225	Sell	02/07/14	3,852,000	3,760,732	91,268
Citigroup, Inc.	Polish Zloty	6,889,165	Sell	03/07/14	2,263,000	2,181,387	81,613
Citigroup, Inc.	New Zealand Dollar	3,664,307	Sell	02/07/14	3,017,000	2,962,374	54,626
Citigroup, Inc.	Mexican Peso	38,890,230	Sell	03/07/14	2,961,000	2,900,967	60,033
Citigroup, Inc.	Australian Dollar	7,175,141	Sell	02/07/14	6,504,000	6,278,163	225,837
Citigroup, Inc.	Turkish Lira	927,614	Sell	03/07/14	423,562	406,964	16,598
Citigroup, Inc.	Mexican Peso	37,212,425	Sell	03/07/14	2,857,000	2,775,813	81,187
Citigroup, Inc.	Chilean Peso	1,490,954,400	Sell	03/07/14	2,811,000	2,674,323	136,677
Citigroup, Inc.	Czech Koruna	62,847,917	Sell	03/07/14	3,106,093	3,079,029	27,064
Citigroup, Inc.	South African Rand	680,328	Sell	03/07/14	64,179	60,955	3,224
Citigroup, Inc.	Turkish Lira	21,165	Sell	03/07/14	10,157	9,286	871
Credit Suisse Group AG	Australian Dollar	13,021,129	Sell	02/07/14	11,450,000	11,393,334	56,666
Credit Suisse Group AG	Swiss Franc	5,104,983	Sell	02/07/14	5,703,000	5,630,699	72,301
Credit Suisse Group AG	British Pound	2,683,962	Sell	02/07/14	4,428,000	4,412,067	15,933
Credit Suisse Group AG	Swiss Franc	5,162,862	Sell	02/07/14	5,704,000	5,694,538	9,462

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Swiss Franc	5,133,156	Sell	02/07/14	$5,703,000	$5,661,773	$41,227
Credit Suisse Group AG	Norwegian Krone	10,283,520	Sell	02/07/14	1,664,000	1,638,001	25,999
Credit Suisse Group AG	Swiss Franc	5,130,399	Sell	02/07/14	5,700,000	5,658,732	41,268
Credit Suisse Group AG	British Pound	1,877,913	Sell	02/07/14	3,082,000	3,087,032	(5,032)
Credit Suisse Group AG	Mexican Peso	4,316,734	Sell	03/07/14	321,777	322,002	(225)
Credit Suisse Group AG	EU Euro	2,852,862	Sell	02/07/14	3,903,000	3,847,679	55,321
Credit Suisse Group AG	Chilean Peso	1,553,972,000	Sell	03/07/14	2,921,000	2,787,358	133,642
Deutsche Bank AG	Norwegian Krone	70,488,358	Sell	02/07/14	11,429,000	11,227,671	201,329
Deutsche Bank AG	British Pound	3,383,438	Sell	02/07/14	5,616,000	5,561,911	54,089
Deutsche Bank AG	British Pound	3,454,964	Sell	02/07/14	5,700,000	5,679,490	20,510
Deutsche Bank AG	British Pound	3,444,525	Sell	02/07/14	5,700,000	5,662,329	37,671
Deutsche Bank AG	Malaysian Ringgit	7,150,000	Sell	02/07/14	2,145,150	2,136,369	8,781
Deutsche Bank AG	British Pound	6,892,757	Sell	02/07/14	11,337,000	11,330,752	6,248
Deutsche Bank AG	British Pound	1,574,135	Sell	02/07/14	2,588,000	2,587,662	338
Deutsche Bank AG	EU Euro	4,082,201	Sell	02/07/14	5,572,000	5,505,699	66,301
Deutsche Bank AG	New Zealand Dollar	3,457,060	Sell	02/07/14	2,850,000	2,794,827	55,173
Deutsche Bank AG	EU Euro	1,210	Sell	02/07/14	1,648	1,631	17
Deutsche Bank AG	Norwegian Krone	17,603,380	Sell	02/07/14	2,867,000	2,803,938	63,062
Deutsche Bank AG	Norwegian Krone	35,850,592	Sell	02/07/14	5,840,000	5,710,428	129,572
Deutsche Bank AG	Japanese Yen	1,197,586,760	Sell	02/07/14	11,464,000	11,721,659	(257,659)
Deutsche Bank AG	Swedish Krona	36,059,135	Sell	02/07/14	5,545,000	5,503,779	41,221
Deutsche Bank AG	Indian Rupee	107,490,750	Sell	02/07/14	1,713,000	1,714,726	(1,726)
Deutsche Bank AG	EU Euro	1,510,565	Sell	02/07/14	2,062,000	2,037,312	24,688
Deutsche Bank AG	Japanese Yen	156,370,950	Sell	02/07/14	1,500,000	1,530,517	(30,517)
Deutsche Bank AG	EU Euro	4,216,533	Sell	02/07/14	5,764,000	5,686,874	77,126
Deutsche Bank AG	Mexican Peso	34,349,838	Sell	03/07/14	2,586,000	2,562,282	23,718
Deutsche Bank AG	Norwegian Krone	35,527,569	Sell	02/07/14	5,747,000	5,658,975	88,025
Deutsche Bank AG	Australian Dollar	423,919	Sell	02/07/14	374,339	370,925	3,414
Deutsche Bank AG	Chilean Peso	1,902,537,000	Sell	03/07/14	3,588,000	3,412,579	175,421
Deutsche Bank AG	New Zealand Dollar	2,433,443	Sell	02/07/14	1,995,000	1,967,294	27,706
Deutsche Bank AG	Mexican Peso	34,308,540	Sell	03/07/14	2,628,000	2,559,202	68,798
Deutsche Bank AG	British Pound	1,296,122	Sell	02/07/14	2,117,000	2,130,648	(13,648)
Deutsche Bank AG	EU Euro	1,873,029	Sell	02/07/14	2,578,000	2,526,171	51,829
Deutsche Bank AG	British Pound	827,078	Sell	02/07/14	1,355,000	1,359,603	(4,603)
Deutsche Bank AG	Japanese Yen	109,492,579	Sell	02/07/14	1,072,000	1,071,684	316
Deutsche Bank AG	Chilean Peso	2,403,251,750	Sell	03/07/14	4,495,000	4,310,710	184,290
Deutsche Bank AG	Mexican Peso	35,871,770	Sell	03/07/14	2,764,000	2,675,809	88,191
Deutsche Bank AG	Polish Zloty	10,806,389	Sell	03/07/14	3,502,314	3,421,738	80,576
Deutsche Bank AG	Taiwan New Dollar	116,332	Sell	03/07/14	3,929	3,841	88
Deutsche Bank AG	Colombian Peso	449,537	Sell	03/07/14	229	222	7
Deutsche Bank AG	Mexican Peso	132,320,980	Sell	03/07/14	9,932,367	9,870,315	62,052
Goldmans Sachs & Co.	Canadian Dollar	12,660,487	Sell	02/07/14	11,400,000	11,366,696	33,304
Goldmans Sachs & Co.	Canadian Dollar	6,318,212	Sell	02/07/14	5,816,000	5,672,546	143,454
Goldmans Sachs & Co.	Canadian Dollar	6,195,673	Sell	02/07/14	5,677,000	5,562,530	114,470
Goldmans Sachs & Co.	Brazilian Real	5,230,879	Sell	03/07/14	2,160,359	2,150,527	9,832
HSBC	South Korean Won	5,307,897,000	Sell	02/07/14	5,035,000	4,952,560	82,440
HSBC	Peruvian Nuevo Sol	7,764,315	Sell	03/07/14	2,746,000	2,729,718	16,282
HSBC	Taiwan New Dollar	82,675,800	Sell	03/07/14	2,760,000	2,730,046	29,954
JPMorgan Chase & Co.	EU Euro	4,410,601	Sell	02/07/14	5,992,000	5,948,616	43,384
JPMorgan Chase & Co.	Canadian Dollar	2,479,833	Sell	02/07/14	2,288,000	2,226,416	61,584
JPMorgan Chase & Co.	Canadian Dollar	2,970,995	Sell	02/07/14	2,793,000	2,667,385	125,615

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Polish Zloty	8,503,717	Sell	03/07/14	$2,761,000	$2,692,619	$68,381
JPMorgan Chase & Co.	Canadian Dollar	2,875,911	Sell	02/07/14	2,684,000	2,582,018	101,982
JPMorgan Chase & Co.	British Pound	1,639,531	Sell	02/07/14	2,693,000	2,695,165	(2,165)
JPMorgan Chase & Co.	Australian Dollar	3,418,319	Sell	02/07/14	3,090,000	2,990,989	99,011
JPMorgan Chase & Co.	Mexican Peso	35,996,252	Sell	03/07/14	2,743,000	2,685,094	57,906
JPMorgan Chase & Co.	British Pound	5,609,560	Sell	02/07/14	9,202,000	9,221,350	(19,350)
JPMorgan Chase & Co.	New Zealand Dollar	641,295	Sell	02/07/14	529,000	518,448	10,552
JPMorgan Chase & Co.	Swedish Krona	18,816,570	Sell	02/07/14	2,897,398	2,872,012	25,386
JPMorgan Chase & Co.	Australian Dollar	2,311,587	Sell	02/07/14	2,087,000	2,022,611	64,389
JPMorgan Chase & Co.	Mexican Peso	35,158,825	Sell	03/07/14	2,710,000	2,622,628	87,372
JPMorgan Chase & Co.	Mexican Peso	3,540,150	Sell	03/07/14	271,509	264,073	7,436
UBS AG	Norwegian Krone	15,434,559	Sell	02/07/14	2,512,000	2,458,479	53,521
UBS AG	Norwegian Krone	6,403,674	Sell	02/07/14	1,053,000	1,020,003	32,997
UBS AG	EU Euro	8,025,701	Sell	02/07/14	11,112,000	10,824,332	287,668
UBS AG	South African Rand	14,831,331	Sell	03/07/14	1,327,728	1,328,829	(1,101)
UBS AG	EU Euro	11,087,462	Sell	02/07/14	15,169,665	14,953,755	215,910
UBS AG	South African Rand	29,551,400	Sell	03/07/14	2,705,000	2,647,691	57,309
UBS AG	New Zealand Dollar	3,149,345	Sell	02/07/14	2,580,000	2,546,058	33,942
UBS AG	New Zealand Dollar	3,142,226	Sell	02/07/14	2,580,000	2,540,302	39,698
UBS AG	New Zealand Dollar	1,320,803	Sell	02/07/14	1,087,000	1,067,791	19,209
UBS AG	Swedish Krona	12,441,414	Sell	02/07/14	1,902,000	1,898,958	3,042
							$7,470,075

ING Global Bond Fund Open Futures Contracts on January 31, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	29	03/17/14	$2,967,761	$84,112
Australia 3-Year Bond	50	03/17/14	4,768,083	33,079
Euro-Bobl 5-Year	44	03/06/14	7,520,561	140,110
Euro-Bund	261	03/06/14	50,647,623	1,449,598
Euro-Schatz	548	03/06/14	81,776,870	159,686
Long Gilt	6	03/27/14	1,088,820	27,341
U.S. Treasury 2-Year Note	104	03/31/14	22,901,124	11,114
U.S. Treasury 5-Year Note	35	03/31/14	4,221,875	10,577
			$175,892,717	$1,915,617
Short Contracts
30-year German Government Bond	(41)	03/06/14	(7,093,506)	(332,498)
Canada 10-Year Bond	(80)	03/20/14	(9,440,539)	(66,516)
Short Gilt	(12)	03/27/14	(2,040,144)	935
U.S. Treasury 10-Year Note	(38)	03/20/14	(4,778,500)	(13,136)
U.S. Treasury Long Bond	(112)	03/20/14	(14,962,500)	(309,155)
U.S. Treasury Ultra Long Bond	(193)	03/20/14	(27,755,812)	(172,607)
			$(66,071,001)	$(892,977)

ING Global Bond Fund Over-the-Counter Credit Default Swap Agreements Outstanding on January 31, 2014:

Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Bolivarian Republic of Venezuela	Buy	(5.000)	12/20/18	USD 1,377,000	$423,492	$211,962	$211,530

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Republic of Turkey	Buy	(1.000)	06/20/18	USD 1,727,000	$102,159	$29,368	$72,791
						$525,651	$241,330	$284,321

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

ING Global Bond Fund Centrally Cleared Interest Rate Swap Agreements Outstanding on January 31, 2014:

	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.530% and pay a floating rate based on the 6-month EURIBOR	01/06/16	EUR 63,179,000	$166,205	$167,330
Receive a floating rate based on the 3-month SEK-STIBOR-SIDE and pay a fixed rate equal to 1.270%	01/07/16	SEK 717,941,000	(196,679)	(197,321)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.842%	09/16/18	USD 60,100,000	(1,014,915)	(1,014,915)
			$(1,045,389)	$(1,044,906)

ING Global Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on January 31, 2014:

	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Bank of America	01/02/15	BRL 66,000,000	$(133,482)	$—	$(133,482)
Receive a fixed rate equal to 5.590% and pay a floating rate based on the 28-day MXN-TIIE-Banxico Counterparty: Citigroup, Inc.	01/01/19	MXN 57,000,000	(29,923)	—	(29,923)
Receive a fixed rate equal to 5.590% and pay a floating rate based on the 28-day MXN-TIIE-Banxico Counterparty: Deutsche Bank AG	01/01/19	MXN 57,000,000	(29,923)	—	(29,923)
Receive a fixed rate equal to 5.390% and pay a floating rate based on the 28-day MXN-TIIE-Banxico Counterparty: Deutsche Bank AG	12/18/18	MXN 72,000,000	(82,687)	—	(82,687)
Receive a fixed rate equal to 5.440% and pay a floating rate based on the 28-day MXN-TIIE-Banxico Counterparty: Deutsche Bank AG	12/18/18	MXN 57,000,000	(55,816)	—	(55,816)
			$(331,831)	$—	$(331,831)

ING Global Bond Fund Written OTC Options on January 31, 2014:

Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
34,284,000	Deutsche Bank AG	Put USD vs. Call EUR	1.380	USD	07/31/14	$412,208	$(382,686)
11,560,000	Barclays Bank PLC	Put USD vs. Call MXN	12.900	USD	03/14/14	29,478	(36,774)
			Total Written OTC Options			$441,686	$(419,460)

ING GLOBAL BOND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Purchased options	$654,282
Foreign exchange contracts	Forward foreign currency contracts	9,447,532
Interest rate contracts	Futures contracts	1,916,552
Credit contracts	Credit default swaps	525,651
Interest rate contracts	Interest rate swaps*	167,330
Total Asset Derivatives		$12,711,347

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$10,139,769
Interest rate contracts	Futures contracts	893,912
Interest rate contracts	Interest rate swaps	331,831
Interest rate contracts	Interest rate swaps*	1,212,236
Foreign exchange contracts	Written options	419,460
Total Liability Derivatives		$12,997,208

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2014:

	Bank of America	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased Options	$—	$146,155	$—	$—	$462,142	$45,985	$—	$—	$—	$654,282
Forward foreign currency contracts	—	3,132,808	2,139,546	544,262	1,695,795	301,060	128,676	762,089	743,296	9,447,532
Credit default swap agreements	—	—	—	—	525,651	—	—	—	—	525,651
Total Assets	$—	$3,278,963	$2,139,546	$544,262	$2,683,588	$347,045	$128,676	$762,089	$743,296	$10,627,465
Liabilities:
Forward foreign currency contracts	$—	$3,695,681	$2,170,991	$1,340,699	$1,857,564	$256,910	$—	$662,476	$155,448	$10,139,769
Interest rate swap agreements	133,482	—	29,923	—	168,426	—	—	—	—	331,831
Written options	—	36,774	—	—	382,686	—	—	—	—	419,460
Total Liabilities	$133,482	$3,732,455	$2,200,914	$1,340,699	$2,408,676	$256,910	$—	$662,476	$155,448	$10,891,060

Net OTC derivative instruments by counterparty, at fair value	$(133,482)	$(453,492)	$(61,368)	$(796,437)	$274,912	$90,135	$128,676	$99,613	$587,848	$(263,595)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$(150,000)	$—	$(150,000)

Net Exposure(1)	$(133,482)	$(453,492)	$(61,368)	$(796,437)	$274,912	$90,135	$128,676	$(50,387)	$587,848	$(413,595)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING GLOBAL EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Australia: 0.7%
70,616		ALS Ltd./Queensland	$493,120	0.7

		Belgium: 0.5%
13,514		Belgacom S.A.	385,777	0.5

		Brazil: 0.5%
58,797		Cia Energetica de Minas Gerais ADR	339,259	0.5

		Canada: 4.9%
8,859		Canadian Imperial Bank of Commerce	688,596	0.9
41,840		Cenovus Energy, Inc.	1,094,325	1.5
31,332		Shaw Communications, Inc. — Class B	691,203	1.0
10,109		Thomson Reuters Corp.	364,696	0.5
17,045		TransCanada Corp.	741,027	1.0
			3,579,847	4.9

		China: 0.5%
117,000		BOC Hong Kong Holdings Ltd.	355,592	0.5

		France: 7.1%
9,741	@	BNP Paribas	752,060	1.0
6,729		Casino Guichard Perrachon S.A.	693,562	1.0
13,806	@	Cie de Saint-Gobain	724,027	1.0
25,137		Eutelsat Communications	762,698	1.0
32,934	@	Gaz de France	726,973	1.0
7,395	@	Sanofi	722,947	1.0
11,923	@	Vinci S.A.	779,642	1.1
			5,161,909	7.1

		Germany: 3.7%
2,823		Bayer AG	371,526	0.5
14,410		Deutsche Bank AG	693,622	1.0
33,817		Deutsche Telekom AG	546,795	0.7
8,381		Siemens AG	1,060,321	1.5
			2,672,264	3.7

		Hong Kong: 0.5%
58,750		Cheung Kong Infrastructure Holdings Ltd.	345,072	0.5

		Israel: 0.5%
45,033		Israel Chemicals Ltd.	368,130	0.5

		Italy: 1.5%
16,564		Assicurazioni Generali S.p.A.	357,402	0.5
31,586		ENI S.p.A.	717,280	1.0
			1,074,682	1.5

		Japan: 8.1%
11,600		Canon, Inc.	338,846	0.5
19,800		Hoya Corp.	547,149	0.8
45,100		Itochu Corp.	550,999	0.8
113,100		Mitsubishi UFJ Financial Group, Inc.	679,933	0.9
53,600		Mitsui & Co., Ltd.	717,774	1.0
86,200		Nissan Motor Co., Ltd.	739,450	1.0
9,600		Secom Co., Ltd.	539,324	0.7
14,500		Sumitomo Mitsui Financial Group, Inc.	671,729	0.9
22,600		Takeda Pharmaceutical Co., Ltd.	1,050,426	1.5
			5,835,630	8.1

		Netherlands: 2.5%
44,200		ArcelorMittal	730,074	1.0
32,351	@	Royal Dutch Shell PLC	1,117,324	1.5
			1,847,398	2.5

		Singapore: 2.0%
265,000		Singapore Telecommunications Ltd.	731,086	1.0
46,000		United Overseas Bank Ltd.	719,293	1.0
			1,450,379	2.0

		South Korea: 0.5%
15,509		SK Telecom Co., Ltd. ADR	340,267	0.5

		Sweden: 1.9%
47,490		Telefonaktiebolaget LM Ericsson	581,509	0.8
58,171		Volvo AB — B Shares	769,133	1.1
			1,350,642	1.9

		Switzerland: 7.7%
25,253	@	Credit Suisse Group	760,897	1.0
14,217		Novartis AG	1,123,724	1.6
4,077		Roche Holding AG — Genusschein	1,118,589	1.5
96,164	@	STMicroelectronics NV	789,330	1.1
8,197		Swiss Re Ltd.	707,410	1.0
3,669		Zurich Insurance Group AG	1,063,793	1.5
			5,563,743	7.7

		Taiwan: 2.5%
51,700		MediaTek, Inc.	688,991	1.0
64,199		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,086,247	1.5
			1,775,238	2.5

		United Kingdom: 11.5%
167,805	@	Barclays PLC	749,124	1.1
139,556	@	BP PLC	1,093,708	1.5
61,274	@	BT Group PLC	385,847	0.5
70,062	@	HSBC Holdings PLC	718,958	1.0
19,380	@	Imperial Tobacco Group PLC	707,218	1.0
116,388	@	J Sainsbury PLC	659,147	0.9
38,376	@	Petrofac Ltd.	728,646	1.0

ING GLOBAL EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
88,082		Rexam PLC	$712,703	1.0
20,761	@	Rio Tinto PLC	1,104,244	1.5
17,300	@	Scottish & Southern Energy PLC	371,154	0.5
287,590		Vodafone Group PLC	1,065,728	1.5
			8,296,477	11.5

		United States: 40.4%
21,375		AbbVie, Inc.	1,052,291	1.5
6,513		Amgen, Inc.	774,721	1.1
1,414		Apple, Inc.	707,848	1.0
11,150		Baxter International, Inc.	761,545	1.1
14,065		Bristol-Myers Squibb Co.	702,828	1.0
8,316		Caterpillar, Inc.	780,956	1.1
23,865		CenturyTel, Inc.	688,744	1.0
6,068		Chevron Corp.	677,371	0.9
34,169		Cisco Systems, Inc.	748,643	1.0
17,082		Dow Chemical Co.	777,402	1.1
20,189		Eli Lilly & Co.	1,090,408	1.5
6,331	@	Ensco PLC	318,892	0.4
11,714		ExxonMobil Corp.	1,079,562	1.5
30,268		Freeport-McMoRan Copper & Gold, Inc.	980,986	1.4
9,700		Gap, Inc.	369,376	0.5
42,930		General Electric Co.	1,078,831	1.5
28,992		Intel Corp.	711,464	1.0
11,943		Johnson & Johnson	1,056,597	1.5
13,265		JPMorgan Chase & Co.	734,350	1.0
6,055		KLA-Tencor Corp.	372,201	0.5
14,440		Macy’s, Inc.	768,208	1.1
11,797		McDonald’s Corp.	1,110,924	1.5
21,328		Metlife, Inc.	1,046,138	1.4
29,343		Microsoft Corp.	1,110,633	1.5
10,169		Molson Coors Brewing Co.	535,296	0.7
24,937		Northeast Utilities	1,092,241	1.5
4,079		Occidental Petroleum Corp.	357,198	0.5
24,059		Pfizer, Inc.	731,394	1.0
9,032		PNC Financial Services Group, Inc.	721,476	1.0
8,954		Procter & Gamble Co.	686,055	0.9
19,962		ProLogis, Inc.	773,727	1.1
32,582		Public Service Enterprise Group, Inc.	1,086,284	1.5
6,707	@	Seagate Technology	354,532	0.5
16,700		Symantec Corp.	357,547	0.5
18,674	@	Tyco International Ltd.	756,110	1.0
16,903		UGI Corp.	733,421	1.0
12,280		VF Corp.	717,766	1.0
17,043		Wells Fargo & Co.	772,730	1.1
			29,176,696	40.4

		Total Common Stock (Cost $62,756,901)	70,412,122	97.5

		Assets in Excess of Other Liabilities	1,808,652	2.5
		Net Assets	$72,220,774	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $63,044,496.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$8,951,463
Gross Unrealized Depreciation	(1,583,837)
Net Unrealized Appreciation	$7,367,626

Sector Diversification	Percentage of Net Assets
Financials	17.9%
Health Care	14.8
Information Technology	11.7
Industrials	11.5
Energy	10.8
Consumer Discretionary	7.6
Materials	6.5
Utilities	6.5
Telecommunication Services	5.7
Consumer Staples	4.5
Assets in Excess of Other Liabilities	2.5
Net Assets	100.0%

ING GLOBAL EQUITY DIVIDEND FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$493,120	$—	$493,120
Belgium	—	385,777	—	385,777
Brazil	339,259	—	—	339,259
Canada	3,579,847	—	—	3,579,847
China	—	355,592	—	355,592
France	—	5,161,909	—	5,161,909
Germany	—	2,672,264	—	2,672,264
Hong Kong	—	345,072	—	345,072
Israel	—	368,130	—	368,130
Italy	—	1,074,682	—	1,074,682
Japan	—	5,835,630	—	5,835,630
Netherlands	—	1,847,398	—	1,847,398
Singapore	—	1,450,379	—	1,450,379
South Korea	340,267	—	—	340,267
Sweden	—	1,350,642	—	1,350,642
Switzerland	—	5,563,743	—	5,563,743
Taiwan	1,086,247	688,991	—	1,775,238
United Kingdom	728,646	7,567,831	—	8,296,477
United States	29,176,696	—	—	29,176,696
Total Common Stock	35,250,962	35,161,160	—	70,412,122
Total Investments, at fair value	$35,250,962	$35,161,160	$—	$70,412,122

(1)	For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At January 31, 2014, securities valued at $771,063 were transferred from Level 2 to Level 1 within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.5%
		Canada: 12.7%
56,800		Alamos Gold, Inc.	$521,209	0.6
33,800		Barrick Gold Corp.	651,664	0.8
15,900		Calfrac Well Services Ltd.	425,713	0.5
90,600		Canadian Natural Resources Ltd.	2,967,150	3.5
40,600	@	Dominion Diamond Corp.	591,274	0.7
60,621		Eldorado Gold Corp.	383,731	0.5
53,308		GoldCorp, Inc.	1,326,836	1.6
17,464		HudBay Minerals, Inc.	138,614	0.2
70,600	@	Lundin Mining Corp.	308,707	0.4
31,000	@	MEG Energy Corp.	859,232	1.0
36,800		Suncor Energy, Inc.	1,208,144	1.4
30,329		Teck Cominco Ltd. — Class B	728,503	0.9
40,600		Trican Well Services Ltd.	464,781	0.6
			10,575,558	12.7

		China: 0.2%
274,000		Anton Oilfield Services Group	174,860	0.2

		France: 0.9%
9,052	@	Technip S.A.	771,864	0.9

		Netherlands: 1.9%
8,900	@	LyondellBasell Industries NV — Class A	700,964	0.8
12,973		Royal Dutch Shell PLC — Class A ADR	896,435	1.1
			1,597,399	1.9

		Norway: 1.0%
34,500		Statoil ASA ADR	817,995	1.0

		Russia: 0.2%
5,857		Eurasia Drilling Co. Ltd. GDR	202,652	0.2

		United Kingdom: 2.3%
6,100	@	Noble Corp. PLC	189,283	0.3
8,113		Randgold Resources Ltd. ADR	558,986	0.7
21,355	@	Rio Tinto PLC	1,135,838	1.3
			1,884,107	2.3

		United States: 78.3%
37,800		Anadarko Petroleum Corp.	3,050,082	3.6
14,484	@	Antero Resources Corp.	850,790	1.0
44,409		Arch Coal, Inc.	188,294	0.2
60,800	@	Basic Energy Services, Inc.	1,041,504	1.2
13,600		Celanese Corp.	688,704	0.8
3,500		CF Industries Holdings, Inc.	808,010	1.0
41,667		Chevron Corp.	4,651,287	5.6
10,900		Cimarex Energy Co.	1,067,982	1.3
49,200	@	Cobalt International Energy, Inc.	805,404	1.0
33,900		ConocoPhillips	2,201,805	2.6
31,500		Consol Energy, Inc.	1,176,525	1.4
19,200		EOG Resources, Inc.	3,172,608	3.8
81,464		ExxonMobil Corp.	7,507,722	9.0
25,700	@	Forum Energy Technologies, Inc.	645,584	0.8
76,081		Freeport-McMoRan Copper & Gold, Inc.	2,465,785	2.9
58,200	@	FX Energy, Inc.	208,356	0.2
63,228		Halliburton Co.	3,098,805	3.7
29,400		Hess Corp.	2,219,406	2.7
20,900		International Paper Co.	997,766	1.2
33,900	@	Laredo Petroleum Holdings, Inc.	838,686	1.0
30,800	@	Louisiana-Pacific Corp.	539,924	0.6
9,400		Marathon Petroleum Corp.	818,270	1.0
3,300		Monsanto Co.	351,615	0.4
7,800		Mosaic Co.	348,348	0.4
31,700	@	Newfield Exploration Co.	785,209	0.9
53,200		Occidental Petroleum Corp.	4,658,724	5.6
43,400		Patterson-UTI Energy, Inc.	1,114,946	1.3
38,950		Phillips 66	2,846,856	3.4
16,700		Range Resources Corp.	1,439,373	1.7
28,000	@	Rowan Companies PLC	878,360	1.1
12,800		Royal Gold, Inc.	716,032	0.9
70,560		Schlumberger Ltd.	6,178,939	7.4
37,000	@	Southwestern Energy Co.	1,505,530	1.8
38,000	@	Stillwater Mining Co	476,520	0.6
39,700		Superior Energy Services	938,508	1.1
50,917	@	Thompson Creek Metals Co., Inc.	130,857	0.2
3,300		Union Pacific Corp.	574,992	0.7
20,500	@	Unit Corp.	1,024,385	1.2
36,100		Valero Energy Corp.	1,844,710	2.2
10,300		Williams Cos., Inc.	417,047	0.5
5,700		Worthington Industries	231,078	0.3
			65,505,328	78.3

		Total Common Stock (Cost $68,661,204)	81,529,763	97.5

ING GLOBAL NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%

	Mutual Funds: 2.1%
1,785,690	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $1,785,690)	$1,785,690	2.1

	Total Short-Term Investments (Cost $1,785,690)	1,785,690	2.1

	Total Investments in Securities (Cost $70,446,894)	$83,315,453	99.6
	Assets in Excess of Other Liabilities	329,120	0.4
	Net Assets	$83,644,573	100.0

††	Rate shown is the 7-day yield as of January 31, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Cost for federal income tax purposes is $72,521,920.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$15,768,875
Gross Unrealized Depreciation	(4,975,342)
Net Unrealized Appreciation	$10,793,533

Industry Diversification	Percentage of Net Assets
Integrated Oil & Gas	26.4%
Oil & Gas Exploration & Production	16.6
Oil & Gas Equipment & Services	16.4
Oil & Gas Refining & Marketing	5.6
Materials	5.0
Diversified Metals & Mining	4.6
Oil & Gas	4.3
Gold	3.7
Energy	3.5
Oil & Gas Drilling	2.6
Coal & Consumable Fuels	1.6
Oil & Gas Services	1.5
Paper Products	1.2
Chemicals	0.8
Mining	0.8
Retail	0.7
Industrials	0.7
Precious Metals & Minerals	0.6
Oil & Gas Storage & Transportation	0.5
Fertilizers & Agricultural Chemicals	0.4
Short-Term Investments	2.1
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

ING GLOBAL NATURAL RESOURCES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Canada	$10,575,558	$—	$—	$10,575,558
China	—	174,860	—	174,860
France	—	771,864	—	771,864
Netherlands	1,597,399	—	—	1,597,399
Norway	817,995	—	—	817,995
Russia	202,652	—	—	202,652
United Kingdom	189,283	1,694,824	—	1,884,107
United States	65,505,328	—	—	65,505,328
Total Common Stock	78,888,215	2,641,548	—	81,529,763
Short-Term Investments	1,785,690	—	—	1,785,690
Total Investments, at fair value	$80,673,905	$2,641,548	$—	$83,315,453

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Brazil: 1.5%
17,269		Hypermarcas SA	$109,128	0.3
5,536		Linx SA	100,592	0.2
58,943	@	Marfrig Global Foods SA	101,607	0.3
37,308		MRV Engenharia e Participacoes SA	127,542	0.3
13,843		Petroleo Brasileiro SA ADR	155,180	0.4
			594,049	1.5

		Cambodia: 0.4%
168,000		NagaCorp Ltd.	160,745	0.4

		Canada: 4.5%
25,609		Barrick Gold Corp.	493,741	1.3
20,390		GoldCorp, Inc.	507,507	1.3
6,331		Potash Corp. of Saskatchewan	198,287	0.5
11,511		Suncor Energy, Inc.	378,171	1.0
16,345		Talisman Energy, Inc.	175,961	0.4
			1,753,667	4.5

		China: 5.3%
1,249	@	Baidu.com ADR	195,469	0.5
322,495		Beijing Capital International Airport Co., Ltd.	245,419	0.6
150,000		Belle International Holdings	162,424	0.4
317,000		China Communications Construction Co., Ltd.	230,688	0.6
274,000		China Railway Group Ltd.	121,800	0.3
97,000		China Resources Enterprise	287,936	0.8
209,000		Golden Eagle Retail Group Ltd.	285,397	0.7
372,000		Guangdong Investment Ltd.	343,150	0.9
24,462		Ping An Insurance Group Co. of China Ltd.	197,698	0.5
			2,069,981	5.3

		Colombia: 0.4%
11,233		Pacific Rubiales Energy Corp.	170,752	0.4

		Denmark: 0.9%
9,250		Novo Nordisk A/S	366,161	0.9

		France: 4.3%
16,810	@	AXA S.A.	440,945	1.1
983		Christian Dior S.A.	179,692	0.5
5,568	@	Criteo SA ADR	195,938	0.5
1,684	@	LVMH Moet Hennessy Louis Vuitton S.A.	299,575	0.8
5,730	@	Sanofi	560,174	1.4
			1,676,324	4.3

		Germany: 1.0%
25,721	@	Aixtron AG	391,923	1.0

		Hong Kong: 1.2%
176,600		Chow Tai Fook Jewellery Group Ltd.	258,060	0.6
1,082,400		Hengdeli Holdings Ltd.	227,399	0.6
			485,459	1.2

		India: 2.1%
15,166		Axis Bank Ltd.	271,929	0.7
46,207		Dabur India Ltd.	127,281	0.3
32,097		Housing Development Finance Corp.	413,832	1.1
			813,042	2.1

		Indonesia: 2.5%
58,130		AKR Corporindo Tbk PT	21,031	0.1
482,020		Astra International Tbk PT	253,611	0.6
338,164		Bank Mandiri Persero TBK PT	239,862	0.6
1,379,000		Lippo Karawaci Tbk PT	107,333	0.3
307,500		Mitra Adiperkasa Tbk PT	137,254	0.3
9,239,500		Pakuwon Jati Tbk PT	231,300	0.6
			990,391	2.5

		Israel: 0.3%
3,469	@, L	Mellanox Technologies Ltd.	129,290	0.3

		Japan: 5.7%
10,800		Astellas Pharma, Inc.	667,420	1.7
7,000		Mitsubishi Estate Co., Ltd.	171,928	0.4
18,900		Mitsui & Co., Ltd.	253,096	0.7
7,000		Mitsui Fudosan Co., Ltd.	221,055	0.6
40,800		Resona Holdings, Inc.	215,060	0.6
4,600		Sumitomo Mitsui Financial Group, Inc.	213,100	0.5
8,400		Toyota Motor Corp.	480,645	1.2
			2,222,304	5.7

		Malaysia: 0.3%
164,800		AirAsia BHD	111,307	0.3

		Netherlands: 5.1%
16,834		Corbion NV	352,784	0.9
16,552	@	Royal Dutch Shell PLC	571,665	1.5
28,315	@	Unilever NV	1,056,490	2.7
			1,980,939	5.1

		Norway: 0.7%
12,119		Telenor ASA	252,121	0.7

		Peru: 0.7%
1,946	@	Credicorp Ltd.	256,716	0.7

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Philippines: 0.3%
43,490		Universal Robina Corp.	$113,202	0.3

		Russia: 0.9%
18,913		Gazprom OAO ADR	156,221	0.4
12,540	@	X5 Retail Group N.V. GDR	211,080	0.5
			367,301	0.9

		Singapore: 0.9%
50,000		Oversea-Chinese Banking Corp.	363,293	0.9

		South Korea: 1.7%
8,597	@	Kolao Holdings	178,845	0.4
421		Samsung Electronics Co., Ltd.	498,552	1.3
			677,397	1.7

		Switzerland: 4.9%
10,296		ABB Ltd.	256,096	0.7
14,783		Novartis AG	1,168,461	3.0
884		Partners Group	209,354	0.5
765		Syngenta AG	270,452	0.7
			1,904,363	4.9

		United Kingdom: 12.8%
26,512		BG Group PLC	445,612	1.1
8,683	@	British American Tobacco PLC	414,333	1.1
63,455	@	HSBC Holdings PLC	651,159	1.7
23,992	@	Imperial Tobacco Group PLC	875,519	2.2
4,511	@	Rio Tinto PLC	239,933	0.6
8,531	@	Shire PLC	425,752	1.1
56,761	@	Standard Chartered PLC	1,153,607	3.0
66,520		Telecity Group PLC	779,724	2.0
			4,985,639	12.8

		United States: 39.7%
9,798		AbbVie, Inc.	482,355	1.2
3,239		Allergan, Inc.	371,189	1.0
7,506		Amgen, Inc.	892,839	2.3
1,197		Apple, Inc.	599,218	1.5
7,666		Blackstone Group LP	251,061	0.6
4,178		BorgWarner, Inc.	224,359	0.6
3,240		Celanese Corp.	164,074	0.4
1,877	@	Celgene Corp.	285,173	0.7
1,694		CF Industries Holdings, Inc.	391,077	1.0
13,848		Citigroup, Inc.	656,811	1.7
6,430	@	eBay, Inc.	342,076	0.9
18,757		EMC Corp.	454,670	1.2
4,652	@	Equinix, Inc.	861,550	2.2
5,811		ExxonMobil Corp.	535,542	1.4
6,338		Freeport-McMoRan Copper & Gold, Inc.	205,415	0.5
3,059	@	Gilead Sciences, Inc.	246,708	0.6
499	@	Google, Inc. — Class A	589,304	1.5
4,119	@	Informatica Corp.	166,243	0.4
13,883		KBR, Inc.	434,538	1.1
4,272		Las Vegas Sands Corp.	326,893	0.8
4,238		McDonald’s Corp.	399,092	1.0
4,000		Monsanto Co.	426,200	1.1
7,106		Mosaic Co.	317,354	0.8
11,428	@	Nuance Communications, Inc.	175,191	0.5
7,019	@	Oasis Petroleum, Inc.	293,464	0.8
22,898		Pfizer, Inc.	696,099	1.8
6,179		Qualcomm, Inc.	458,605	1.2
17,444	@	Quanta Services, Inc.	543,729	1.4
3,268		Schlumberger Ltd.	286,179	0.7
8,050	@	Sensata Technologies Holdings N.V.	301,392	0.8
6,959	@	Southwestern Energy Co.	283,162	0.7
6,900	@	Teradata Corp.	283,728	0.7
5,290		Thermo Fisher Scientific, Inc.	609,091	1.6
12,435	@, L	Universal Display Corp.	403,889	1.0
5,864	@	Veeco Instruments, Inc.	222,891	0.6
3,047	@	VMware, Inc.	274,657	0.7
14,742	@	Weatherford International Ltd.	199,607	0.5
946	@	Wesco International, Inc.	78,401	0.2
11,325		Yum! Brands, Inc.	760,474	2.0
			15,494,300	39.7

		Total Common Stock (Cost $33,951,512)	38,330,666	98.1

RIGHTS: —%
		Brazil: —%
24	@	Marfrig Global Foods SA	—	—

		Total Rights (Cost $—)	—	—

		Total Long-Term Investments (Cost $33,951,512)	38,330,666	98.1

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.5%
	Securities Lending Collateralcc(1): 0.5%
186,617	Royal Bank of Canada, Repurchase Agreement dated 01/31/14, 0.01%, due 02/03/14 (Repurchase Amount $186,617, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $190,349, due 02/15/14-02/15/42) (Cost $186,617)	$186,617	0.5

	Total Short-Term Investments (Cost $186,617)	186,617	0.5
	Total Investments in Securities (Cost $34,138,129)	$38,517,283	98.6
	Assets in Excess of Other Liabilities	535,905	1.4
	Net Assets	$39,053,188	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at January 31, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $34,288,518.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$6,887,577
Gross Unrealized Depreciation	(2,658,812)
Net Unrealized Appreciation	$4,228,765

Sector Diversification	Percentage of Net Assets
Information Technology	18.2%
Health Care	17.3
Financials	16.1
Consumer Discretionary	11.2
Consumer Staples	9.4
Energy	9.3
Materials	8.2
Industrials	6.8
Utilities	0.9
Telecommunication Services	0.7
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

ING GLOBAL OPPORTUNITIES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Brazil	$594,049	$—	$—	$594,049
Cambodia	—	160,745	—	160,745
Canada	1,753,667	—	—	1,753,667
China	195,469	1,874,512	—	2,069,981
Colombia	170,752	—	—	170,752
Denmark	366,161	—	—	366,161
France	195,938	1,480,386	—	1,676,324
Germany	—	391,923	—	391,923
Hong Kong	—	485,459	—	485,459
India	—	813,042	—	813,042
Indonesia	137,254	853,137	—	990,391
Israel	129,290	—	—	129,290
Japan	—	2,222,304	—	2,222,304
Malaysia	—	111,307	—	111,307
Netherlands	—	1,980,939	—	1,980,939
Norway	—	252,121	—	252,121
Peru	256,716	—	—	256,716
Philippines	—	113,202	—	113,202
Russia	156,221	211,080	—	367,301
Singapore	—	363,293	—	363,293
South Korea	—	677,397	—	677,397
Switzerland	—	1,904,363	—	1,904,363
United Kingdom	—	4,985,639	—	4,985,639
United States	15,494,300	—	—	15,494,300
Total Common Stock	19,449,817	18,880,849	—	38,330,666
Rights	—	—	—	—
Short-Term Investments	—	186,617	—	186,617
Total Investments, at fair value	$19,449,817	$19,067,466	$—	$38,517,283

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING GLOBAL PERSPECTIVES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

MUTUAL FUNDS: 99.7%
		Affiliated Investment Companies: 99.7%
68,187		ING Core Equity Research Fund — Class R6	$1,141,453	10.0
107,496		ING Emerging Markets Equity Fund — Class I	1,138,383	9.9
104,990		ING Global Bond Fund — Class R6	1,145,441	10.0
63,179		ING Global Real Estate Fund — Class I	1,141,017	10.0
132,270		ING GNMA Income Fund — Class I	1,146,785	10.0
137,495		ING High Yield Bond Fund — Class I	1,149,455	10.0
116,391		ING Intermediate Bond Fund — Class R6	1,149,945	10.0
105,315		ING International Core Fund — Class I	1,131,083	9.9
45,294	@	ING MidCap Opportunities Fund — Class R6	1,142,322	10.0
64,832	@	ING Small Company Fund — Class R6	1,137,802	9.9

		Total Mutual Funds (Cost $11,513,217)	11,423,686	99.7
		Assets in Excess of Other Liabilities	29,648	0.3
		Net Assets	$11,453,334	100.0

@	Non-income producing security

Cost for federal income tax purposes is $11,500,036.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$78,743
Gross Unrealized Depreciation	(155,093)
Net Unrealized Depreciation	$(76,350)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Mutual Funds	$11,423,686	$—	$—	$11,423,686
Total Investments, at fair value	$11,423,686	$—	$—	$11,423,686

ING GLOBAL PERSPECTIVES FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 1/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Core Equity Research Fund — Class R6	$882,503	$300,274	$(38,178)	$(3,146)	$1,141,453	$6,132	$5,759	$—
ING Emerging Markets Equity Fund — Class I	876,744	375,706	(4,543)	(109,524)	1,138,383	10,926	(202)	—
ING Global Bond Fund — Class R6	873,730	305,415	(29,716)	(3,988)	1,145,441	9,882	(1,322)	—
ING Global Real Estate Fund — Class I	870,647	323,134	(15,350)	(37,414)	1,141,017	6,996	(1,478)	—
ING GNMA Income Fund — Class I	867,927	312,913	(32,878)	(1,177)	1,146,785	8,816	(990)	—
ING High Yield Bond Fund — Class I	877,837	292,842	(25,280)	4,056	1,149,455	15,211	(262)	—
ING Intermediate Bond Fund — Class R6	873,268	304,417	(32,719)	4,979	1,149,945	8,509	(1,001)	—
ING International Core Fund — Class I	869,216	319,915	(22,001)	(36,047)	1,131,083	22,486	1,648	2,446
ING MidCap Opportunities Fund — Class R6	876,069	365,708	(21,375)	(78,080)	1,142,322	—	1,241	81,764
ING Small Company Fund — Class R6	875,541	371,366	(42,478)	(66,627)	1,137,802	—	3,588	85,374
	$8,743,482	$3,271,690	$(264,518)	$(326,968)	$11,423,686	$88,958	$6,981	$169,584

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.0%
		Australia: 6.1%
46,615,161		Dexus Property Group	$40,656,028	0.9
14,571,400		Federation Centres Ltd	28,910,290	0.6
11,351,250		Goodman Group	46,381,836	1.0
8,407,209		Investa Office Fund	22,812,322	0.5
47,081,985		Mirvac Group	68,803,086	1.4
11,412,600		Stockland	36,240,114	0.8
2,404,526		Westfield Group	21,500,432	0.4
8,713,681		Westfield Retail Trust	23,021,509	0.5
			288,325,617	6.1

		Austria: 0.1%
844,948		Atrium European Real Estate Ltd.	4,747,526	0.1

		Canada: 0.8%
418,100		Boardwalk Real Estate Investment Trust	21,960,808	0.5
278,400		Calloway Real Estate Investment Trust	6,211,663	0.1
511,300		RioCan Real Estate Investment Trust	11,375,995	0.2
			39,548,466	0.8

		China: 0.4%
6,619,500		China Overseas Land & Investment Ltd.	17,769,030	0.4

		France: 5.5%
247,062		Fonciere Des Regions	20,246,646	0.4
183,686		Gecina S.A.	22,378,065	0.5
211,205		ICADE	18,523,527	0.4
1,464,656		Klepierre	63,478,851	1.3
485,450		Mercialys	9,945,357	0.2
533,214	@	Unibail-Rodamco SE	128,330,535	2.7
			262,902,981	5.5

		Germany: 0.8%
662,600	@	LEG Immobilien AG	39,450,370	0.8

		Hong Kong: 7.1%
4,095,109		Cheung Kong Holdings Ltd.	60,745,908	1.3
8,497,594		Hongkong Land Holdings Ltd.	51,150,842	1.1
9,149,900		Link Real Estate Investment Trust	41,373,106	0.9
20,603,986		Sino Land Co.	27,348,152	0.6
8,024,500		Sun Hung Kai Properties Ltd.	97,846,114	2.1
7,656,100		Swire Properties Ltd.	19,724,208	0.4
5,253,146		Wharf Holdings Ltd.	35,760,389	0.7
			333,948,719	7.1

		Japan: 18.8%
2,352		Activia Properties, Inc.	19,575,744	0.4
449,100		Daito Trust Construction Co., Ltd.	42,421,503	0.9
1,487,597		Daiwa House Industry Co., Ltd.	28,216,728	0.6
13,513		GLP J-Reit	14,001,363	0.3
20,150		Japan Hotel REIT Investment Corp.	9,677,154	0.2
11,589		Japan Real Estate Investment Corp.	59,818,552	1.3
37,251		Japan Retail Fund Investment Corp.	74,843,950	1.6
5,622		Kenedix Realty Investment Corp.	27,939,630	0.6
7,036,223		Mitsubishi Estate Co., Ltd.	172,817,557	3.7
5,565,288		Mitsui Fudosan Co., Ltd.	175,748,130	3.7
6,078		Nippon Building Fund, Inc.	34,540,125	0.7
2,362		Nippon Prologis REIT, Inc.	23,738,999	0.5
15,114		Orix JREIT, Inc.	20,076,818	0.4
1,741,970		Hulic Co. Ltd.	22,067,984	0.5
2,292,900		Sumitomo Realty & Development Co., Ltd.	101,238,710	2.1
3,063,800		Tokyo Tatemono Co., Ltd.	28,425,826	0.6
22,833		United Urban Investment Corp.	34,084,654	0.7
			889,233,427	18.8

		Netherlands: 1.1%
235,410		Corio NV	10,004,157	0.2
461,268		Eurocommercial Properties NV	18,978,887	0.4
3,949,381		Nieuwe Steen Investments Funds NV	23,441,176	0.5
			52,424,220	1.1

		Singapore: 4.0%
5,084,500		Ascendas Real Estate Investment Trust	8,446,976	0.2
38,824,600		CapitaCommercial Trust	43,085,773	0.9
6,561,791		CapitaMall Trust	9,576,258	0.2
18,739,400		CapitaMalls Asia Ltd.	25,762,444	0.5
2,743,800		Frasers Centrepoint Trust	3,652,425	0.1
28,550,600		Global Logistic Properties Ltd.	62,489,577	1.3
27,220,100		Mapletree Greater China Commercial Trust	17,353,834	0.4
15,524,100		Suntec Real Estate Investment Trust	19,507,717	0.4
			189,875,004	4.0

		Sweden: 1.0%
1,667,062		Castellum AB	26,570,106	0.6
359,896		Fabege AB	4,561,526	0.1
1,147,349		Hufvudstaden AB	15,368,058	0.3
			46,499,690	1.0

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: 0.5%
293,052		PSP Swiss Property AG	$25,210,641	0.5

		United Kingdom: 6.8%
4,803,963	@	British Land Co. PLC	51,801,135	1.1
953,670		Derwent Valley Holdings PLC	39,028,028	0.8
4,633,692	@	Great Portland Estates PLC	46,018,440	1.0
5,863,604		Hammerson PLC	50,561,529	1.0
6,643,261		Land Securities Group PLC	112,168,695	2.4
5,131,330		Safestore Holdings Ltd.	16,195,942	0.4
698,600		Unite Group PLC	4,697,928	0.1
			320,471,697	6.8

		United States: 46.0%
564,500		American Homes 4 Rent	9,415,860	0.2
360,508		AvalonBay Communities, Inc.	44,522,738	0.9
2,100,112		BioMed Realty Trust, Inc.	40,973,185	0.9
596,700		Boston Properties, Inc.	64,497,303	1.4
2,171,131		Brandywine Realty Trust	30,938,617	0.7
838,800		BRE Properties, Inc.	49,573,080	1.1
1,165,700	L	Brixmor Property Group, Inc.	24,106,676	0.5
3,405,900		DDR Corp.	53,370,453	1.1
1,582,400		Douglas Emmett, Inc.	40,240,432	0.9
3,667,100		Duke Realty Corp.	57,610,141	1.2
1,720,200		Equity Residential	95,264,676	2.0
250,680		Essex Property Trust, Inc.	39,700,191	0.8
384,488	@	Extended Stay America, Inc.	9,785,220	0.2
87,600		Federal Realty Investment Trust	9,548,400	0.2
4,051,511		General Growth Properties, Inc.	81,597,431	1.7
341,129		HCP, Inc.	13,355,200	0.3
1,843,900		Health Care Real Estate Investment Trust, Inc.	106,798,688	2.3
1,315,200		Healthcare Realty Trust, Inc.	30,144,384	0.6
1,401,340		Healthcare Trust of America, Inc.	15,036,378	0.3
751,700		Highwoods Properties, Inc.	27,918,138	0.6
1,870,400	@	Hilton Worldwide Holdings, Inc.	40,494,160	0.9
6,955,335		Host Hotels & Resorts, Inc.	127,908,611	2.7
1,277,800		Kilroy Realty Corp.	67,467,840	1.4
2,515,100		Kimco Realty Corp.	52,590,741	1.1
2,706,600		Lexington Realty Trust	29,258,346	0.6
1,592,798		Liberty Property Trust	57,977,847	1.2
1,038,941		Macerich Co.	58,804,061	1.3
590,900		Pebblebrook Hotel Trust	17,803,817	0.4
942,300		Post Properties, Inc.	44,222,139	0.9
2,894,802		ProLogis, Inc.	112,202,525	2.4
368,124		Public Storage, Inc.	58,012,661	1.2
907,000		Ramco-Gershenson Properties	14,484,790	0.3
1,101,800		Senior Housing Properties Trust	24,812,536	0.5
1,196,940		Simon Property Group, Inc.	185,334,190	3.9
953,030		SL Green Realty Corp.	89,365,623	1.9
2,280,800		Spirit Realty Capital, Inc.	24,176,480	0.5
311,000		Starwood Hotels & Resorts Worldwide, Inc.	23,234,810	0.5
2,822,200	@	Strategic Hotel Capital, Inc.	26,274,682	0.6
1,594,900		Sunstone Hotel Investors, Inc.	20,462,567	0.4
429,020		Tanger Factory Outlet Centers, Inc.	14,320,688	0.3
536,600		Taubman Centers, Inc.	34,889,732	0.7
3,020,355		UDR, Inc.	73,515,441	1.6
308,004		Ventas, Inc.	19,216,369	0.4
991,302		Vornado Realty Trust	91,031,263	1.9
763,800		Weyerhaeuser Co.	22,822,344	0.5
			2,175,081,454	46.0

		Total Common Stock (Cost $3,631,495,453)	4,685,488,842	99.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateralcc(1): 0.0%
127,680	Royal Bank of Canada, Repurchase Agreement dated 01/31/14, 0.01%, due 02/03/14 (Repurchase Amount $127,680, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $130,234, due 02/15/14-02/15/42) (Cost $127,680)	127,680	0.0

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
28,139,578	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $28,139,578)	$28,139,578	0.6

	Total Short-Term Investments (Cost $28,267,258)	28,267,258	0.6

	Total Investments in Securities (Cost $3,659,762,711)	$4,713,756,100	99.6
	Assets in Excess of Other Liabilities	17,387,098	0.4
	Net Assets	$4,731,143,198	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of January 31, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at January 31, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $3,946,233,461.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$935,236,274
Gross Unrealized Depreciation	(167,713,635)
Net Unrealized Appreciation	$767,522,639

REIT Diversification	Percentage of Net Assets
Retail REITs	22.0%
Diversified REITs	16.4
Diversified Real Estate Activities	14.4
Office REITs	12.6
Residential REITs	8.0
Real Estate Operating Companies	6.6
Specialized REITs	6.5
Hotels, Resorts & Cruise Lines	5.3
Industrial REITs	4.4
Real Estate Development	2.8
Assets in Excess of Other Liabilities*	1.0
Net Assets	100.0%

*	Includes short-term investments.

ING GLOBAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$288,325,617	$—	$288,325,617
Austria	4,747,526	—	—	4,747,526
Canada	39,548,466	—	—	39,548,466
China	—	17,769,030	—	17,769,030
France	9,945,357	252,957,624	—	262,902,981
Germany	39,450,370	—	—	39,450,370
Hong Kong	—	333,948,719	—	333,948,719
Japan	—	889,233,427	—	889,233,427
Netherlands	—	52,424,220	—	52,424,220
Singapore	—	189,875,004	—	189,875,004
Sweden	—	46,499,690	—	46,499,690
Switzerland	—	25,210,641	—	25,210,641
United Kingdom	16,195,942	304,275,755	—	320,471,697
United States	2,175,081,454	—	—	2,175,081,454
Total Common Stock	2,284,969,115	2,400,519,727	—	4,685,488,842
Short-Term Investments	28,139,578	127,680	—	28,267,258
Total Investments, at fair value	$2,313,108,693	$2,400,647,407	$—	$4,713,756,100

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.5%
		Austria: 0.4%
30,582		Erste Bank der Oesterreichischen Sparkassen AG	$1,109,605	0.4

		Belgium: 0.6%
35,832		Umicore	1,532,159	0.6

		Brazil: 0.2%
36,900		Mills Estruturas e Servicos de Engenharia SA	427,983	0.2

		Canada: 2.9%
232,300	@	Air Canada	1,628,968	0.6
51,800		Canadian National Railway Co.	2,772,434	1.0
64,240		Tim Hortons, Inc.	3,330,963	1.3
			7,732,365	2.9

		China: 1.2%
1,166,000		Lenovo Group Ltd.	1,503,786	0.6
264,000		ENN Energy Holdings Ltd.	1,708,119	0.6
			3,211,905	1.2

		Finland: 0.6%
41,092		Kone OYJ	1,667,559	0.6

		France: 15.1%
23,591	@	Accor S.A.	1,124,591	0.4
34,516	@	Air Liquide	4,331,764	1.6
31,043		Atos Origin	2,714,762	1.0
135,651	@	AXA S.A.	3,558,279	1.3
58,168	@	BNP Paribas	4,490,898	1.7
41,345	@	Capgemini S.A.	2,812,469	1.1
29,247	@	Essilor International SA	2,934,920	1.1
74,853	@	Peugeot S.A.	1,148,665	0.4
180,912		Rexel SA	4,648,154	1.7
32,649	@	Safran S.A.	2,320,258	0.9
65,086	@	Schneider Electric S.A.	5,244,011	1.9
71,112	@	Societe Generale	4,017,844	1.5
13,901	@	Technip S.A.	1,185,339	0.4
996	@	Unibail-Rodamco SE	239,711	0.1
			40,771,665	15.1

		Germany: 4.2%
8,772		Brenntag AG	1,512,066	0.5
14,943		Continental AG	3,207,013	1.2
124,417	@	Deutsche Lufthansa AG	2,955,430	1.1
18,474		Lanxess	1,210,674	0.4
58,516		ProSiebenSat.1 Media AG	2,621,340	1.0
			11,506,523	4.2

		India: 0.5%
177,397		ITC Ltd.	921,235	0.4
9,105		United Spirits Ltd.	359,263	0.1
			1,280,498	0.5

		Italy: 5.1%
236,873		Assicurazioni Generali S.p.A.	5,111,008	1.9
61,061		Banca Generali SpA	1,866,086	0.7
52,830	@	Fiat S.p.A	525,467	0.2
867,537		Intesa Sanpaolo S.p.A.	2,338,168	0.8
746,874		Snam Rete Gas S.p.A.	4,094,361	1.5
			13,935,090	5.1

		Japan: 22.6%
92,700		Aeon Co., Ltd.	1,155,880	0.4
20,470		Aeon Mall Co., Ltd.	601,737	0.2
50,000		Aisin Seiki Co., Ltd.	1,841,023	0.7
101,800		Asahi Group Holdings, Ltd.	2,768,362	1.0
151,000		Bank of Yokohama Ltd.	759,028	0.3
27,800		Daito Trust Construction Co., Ltd.	2,625,958	1.0
82,000		Daiwa House Industry Co., Ltd.	1,555,375	0.6
60,900		Dentsu, Inc.	2,388,894	0.9
40,400		Eisai Co., Ltd.	1,544,190	0.6
522,000		Isuzu Motors Ltd.	3,090,125	1.1
38,630		Japan Tobacco, Inc.	1,192,487	0.4
59,920		KDDI Corp.	3,299,324	1.2
354		M3, Inc.	1,038,100	0.4
275,100		Mitsubishi Electric Corp.	3,107,312	1.2
978,040		Mitsubishi UFJ Financial Group, Inc.	5,879,763	2.2
56,600		Nippon Telegraph & Telephone Corp.	3,029,353	1.1
316,400		Nomura Holdings, Inc.	2,198,348	0.8
48,600		Nomura Research Institute Ltd.	1,597,284	0.6
56,300		Olympus Corp.	1,654,221	0.6
34,600		Ono Pharmaceutical Co., Ltd.	3,006,997	1.1
159,900		ORIX Corp.	2,425,383	0.9
34,100		Osaka Securities Exchange Co. Ltd.	823,868	0.3
176,600		Rakuten, Inc.	2,889,647	1.1
54,600		Rohm Co., Ltd.	2,720,970	1.0
188,890		T&D Holdings, Inc.	2,301,463	0.9
28,300		THK Co., Ltd.	613,443	0.2
103,900		Tokio Marine Holdings, Inc.	3,033,693	1.1
465,000		Toshiba Corp.	1,933,093	0.7
			61,075,321	22.6

		Macau: 0.6%
393,170		MGM China Holdings Ltd.	1,541,001	0.6

		Mexico: 1.2%
179,098	@	Cemex SAB de CV ADR	2,215,442	0.8
312,200		Fibra Uno Administracion SA de CV	1,007,519	0.4
			3,222,961	1.2

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Netherlands: 2.5%
743,344	@	Koninklijke KPN NV	$2,781,394	1.0
83,059	@	NXP Semiconductor NV	4,015,902	1.5
			6,797,296	2.5

		Panama: 0.5%
27,300	@	Avianca Holdings SA ADR	433,251	0.2
7,090	@	Copa Holdings S.A.	926,663	0.3
			1,359,914	0.5

		Portugal: 0.4%
71,704		Galp Energia SGPS SA	1,108,573	0.4

		Russia: 0.8%
197,100		Sberbank of Russia ADR	2,132,622	0.8

		South Korea: 1.0%
81,250	@	SK Hynix, Inc.	2,831,069	1.0

		Sweden: 1.6%
85,470		Assa Abloy AB	4,255,521	1.6

		Switzerland: 10.3%
18,323		Cie Financiere Richemont SA	1,694,970	0.6
129,510		Julius Baer Group Ltd.	6,278,687	2.3
90,328		Novartis AG	7,139,602	2.6
27,400		Roche Holding AG—Genusschein	7,517,620	2.8
268,900		UBS AG—Reg	5,333,442	2.0
			27,964,321	10.3

		Taiwan: 2.1%
1,668,000		Taiwan Semiconductor Manufacturing Co., Ltd.	5,743,683	2.1

		United Arab Emirates: 0.7%
42,022	@	Al Noor Hospitals Group Plc	580,962	0.2
154,805		NMC Health PLC	1,242,135	0.5
			1,823,097	0.7

		United Kingdom: 16.0%
123,087	@	AstraZeneca PLC	7,805,455	2.9
209,592		BAE Systems PLC	1,478,646	0.5
607,239	@	Barclays PLC	2,710,869	1.0
314,830		BG Group PLC	5,291,641	2.0
178,770	@	BP PLC	1,401,031	0.5
183,856		CRH PLC	4,731,591	1.8
13,438		Derwent Valley Holdings PLC	549,937	0.2
150,365		Diageo PLC	4,459,253	1.7
263,276		Direct Line Insurance Group PLC	1,144,273	0.4
181,099	@	Experian Group Ltd.	3,091,271	1.1
59,979	@	Great Portland Estates PLC	595,668	0.2
456,015	@	Kingfisher PLC	2,764,940	1.0
280,001	@	Rolls-Royce Holdings PLC	5,453,536	2.0
43,821		Schroders PLC	1,773,660	0.7
			43,251,771	16.0

		United States: 3.4%
78,678		Anheuser-Busch InBev Worldwide, Inc.	7,540,768	2.8
25,100	@	Covidien PLC	1,712,824	0.6
			9,253,592	3.4

		Total Common Stock (Cost $236,143,408)	255,536,094	94.5

PREFERRED STOCK: 1.2%
		Germany: 1.2%
12,251		Volkswagen AG	3,091,796	1.2

		Total Preferred Stock (Cost $2,839,106)	3,091,796	1.2

		Total Long-Term Investments (Cost $238,982,514)	258,627,890	95.7

SHORT-TERM INVESTMENTS: 4.5%
		Mutual Funds: 4.5%
12,252,979		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $12,252,979)	12,252,979	4.5

		Total Short-Term Investments (Cost $12,252,979)	12,252,979	4.5

		Total Investments in Securities (Cost $251,235,493)	$270,880,869	100.2
		Liabilities in Excess of Other Assets	(526,249)	(0.2)
		Net Assets	$270,354,620	100.0

††	Rate shown is the 7-day yield as of January 31, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $252,501,779.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$24,809,488
Gross Unrealized Depreciation	(6,430,398)
Net Unrealized Appreciation	$18,379,090

ING INTERNATIONAL CORE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	24.7%
Industrials	18.4
Health Care	13.4
Consumer Discretionary	11.7
Information Technology	8.9
Consumer Staples	6.8
Materials	5.2
Telecommunication Services	3.3
Energy	3.3
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Austria	$—	$1,109,605	$—	$1,109,605
Belgium	—	1,532,159	—	1,532,159
Brazil	427,983	—	—	427,983
Canada	7,732,365	—	—	7,732,365
China	—	3,211,905	—	3,211,905
Finland	—	1,667,559	—	1,667,559
France	4,648,154	36,123,511	—	40,771,665
Germany	—	11,506,523	—	11,506,523
India	—	1,280,498	—	1,280,498
Italy	—	13,935,090	—	13,935,090
Japan	—	61,075,321	—	61,075,321
Macau	—	1,541,001	—	1,541,001
Mexico	3,222,961	—	—	3,222,961
Netherlands	4,015,902	2,781,394	—	6,797,296
Panama	1,359,914	—	—	1,359,914
Portugal	—	1,108,573	—	1,108,573
Russia	2,132,622	—	—	2,132,622
South Korea	—	2,831,069	—	2,831,069
Sweden	—	4,255,521	—	4,255,521
Switzerland	—	27,964,321	—	27,964,321
Taiwan	—	5,743,683	—	5,743,683
United Arab Emirates	1,823,097	—	—	1,823,097
United Kingdom	—	43,251,771	—	43,251,771
United States	1,712,824	7,540,768	—	9,253,592
Total Common Stock	27,075,822	228,460,272	—	255,536,094
Preferred Stock	—	3,091,796	—	3,091,796
Short-Term Investments	12,252,979	—	—	12,252,979
Total Investments, at fair value	$39,328,801	$231,552,068	$—	$270,880,869

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.0%
		Australia: 12.1%
3,334,800		CFS Retail Property Trust	$5,656,196	1.1
614,125		Challenger Diversified Property Group	1,343,630	0.3
608,300		Charter Hall Group	1,973,121	0.4
1,904,720		Dexus Property Group	1,661,227	0.3
3,190,540		Federation Centres Ltd	6,330,170	1.2
2,457,263		Goodman Group	10,040,512	1.9
1,505,000		Investa Office Fund	4,083,703	0.8
6,201,711		Mirvac Group	9,062,848	1.7
2,874,571		Stockland	9,128,050	1.7
1,421,342		Westfield Group	12,709,144	2.4
619,043		Westfield Retail Trust	1,635,509	0.3
			63,624,110	12.1

		Austria: 1.0%
448,300		Atrium European Real Estate Ltd.	2,518,872	0.5
557,485		Immofinanz Immobilien Anlagen AG	2,629,462	0.5
			5,148,334	1.0

		Canada: 2.3%
55,000		Allied Properties Real Estate Investment Trust	1,614,815	0.3
109,100		Boardwalk Real Estate Investment Trust	5,730,505	1.1
125,900		Canadian Real Estate Investment Trust	4,806,526	0.9
			12,151,846	2.3

		China: 0.9%
917,000		China Overseas Land & Investment Ltd.	2,461,545	0.5
3,880,000		Country Garden Holdings Co. Ltd.	2,110,096	0.4
			4,571,641	0.9

		Finland: 0.4%
406,200		Sponda OYJ	1,964,039	0.4

		France: 7.4%
24,899		Fonciere Des Regions	2,040,465	0.4
17,746		Gecina S.A.	2,161,957	0.4
49,212		ICADE	4,316,090	0.8
128,954		Klepierre	5,588,924	1.1
185,000		Mercialys	3,790,073	0.7
87,338	@	Unibail-Rodamco SE	21,019,951	4.0
			38,917,460	7.4

		Germany: 2.9%
249,776		Alstria Office REIT-AG	3,241,748	0.6
72,300		Deutsche Euroshop AG	3,051,603	0.6
114,294		Deutsche Wohnen AG—BR	2,138,961	0.4
102,981	@	Deutsche Wohnen AG—New	1,872,256	0.4
82,500	@	LEG Immobilien AG	4,911,946	0.9
			15,216,514	2.9

		Hong Kong: 13.9%
1,282,365		Cheung Kong Holdings Ltd.	19,022,309	3.6
1,635,794		Hongkong Land Holdings Ltd.	9,846,580	1.9
1,003,400		Hysan Development Co., Ltd.	3,955,787	0.8
1,304,368		Link Real Estate Investment Trust	5,897,961	1.1
2,306,300		New World Development Ltd.	2,884,199	0.6
1,742,156		Sun Hung Kai Properties Ltd.	21,242,843	4.0
1,854,100		Swire Properties Ltd.	4,776,669	0.9
799,785		Wharf Holdings Ltd.	5,444,475	1.0
			73,070,823	13.9

		Japan: 34.2%
1,077		Activia Properties, Inc.	8,963,893	1.7
70,200		Daito Trust Construction Co., Ltd.	6,631,017	1.3
568,000		Daiwa House Industry Co., Ltd.	10,773,819	2.1
9,712		GLP J-Reit	10,062,994	1.9
1,897	@	Hulic Reit, Inc.	2,005,246	0.4
664		Industrial & Infrastructure Fund Investment Corp.	5,475,931	1.0
13,097		Japan Hotel REIT Investment Corp.	6,289,910	1.2
2,668		Japan Retail Fund Investment Corp.	5,360,491	1.0
868		Kenedix Realty Investment Corp.	4,313,696	0.8
1,141,900		Mitsubishi Estate Co., Ltd.	28,046,349	5.3
936,277		Mitsui Fudosan Co., Ltd.	29,567,011	5.6
1,900		Nippon Building Fund, Inc.	10,797,341	2.1
387		Nippon Prologis REIT, Inc.	3,889,497	0.7
207,700		NTT Urban Development Corp.	2,021,667	0.4
3,941		Orix JREIT, Inc.	5,235,063	1.0
466,100		Hulic Co. Ltd.	5,904,744	1.1
505,800		Sumitomo Realty & Development Co., Ltd.	22,332,653	4.2
673,000		Tokyo Tatemono Co., Ltd.	6,244,070	1.2
4,058		United Urban Investment Corp.	6,057,703	1.2
			179,973,095	34.2

		Netherlands: 0.6%
59,931		Corio NV	2,546,872	0.5
11,307		Vastned Retail NV	541,186	0.1
			3,088,058	0.6

		Singapore: 7.7%
791,697		Ascendas Real Estate Investment Trust	1,315,261	0.3

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Singapore: (continued)
4,737,731		CapitaCommercial Trust	$5,257,718	1.0
593,615		CapitaLand Ltd.	1,278,569	0.2
7,866,639		CapitaMalls Asia Ltd.	10,814,853	2.1
3,856,562		Global Logistic Properties Ltd.	8,440,976	1.6
5,731,705		Mapletree Commercial Trust	5,223,162	1.0
6,430,856		Suntec Real Estate Investment Trust	8,081,069	1.5
			40,411,608	7.7

		Sweden: 2.1%
293,196		Castellum AB	4,673,041	0.9
258,762		Fabege AB	3,279,696	0.6
253,673		Hufvudstaden AB	3,397,799	0.6
			11,350,536	2.1

		Switzerland: 1.5%
66,183		PSP Swiss Property AG	5,693,583	1.1
28,576		Swiss Prime Site AG	2,219,945	0.4
			7,913,528	1.5

		United Kingdom: 12.0%
1,007,430	@	British Land Co. PLC	10,863,118	2.1
842,364		Capital & Counties Properties PLC	4,918,505	0.9
150,793		Derwent Valley Holdings PLC	6,171,059	1.2
613,485		Grainger PLC	2,141,138	0.4
612,818	@	Great Portland Estates PLC	6,086,060	1.2
724,984		Hammerson PLC	6,251,496	1.2
346,556		Hansteen Holdings PLC	603,885	0.1
913,682		Land Securities Group PLC	15,427,140	2.9
412,557	@	Quintain Estates & Development PLC	674,811	0.1
445,937		Safestore Holdings Ltd.	1,407,504	0.3
391,914		Segro PLC	2,169,624	0.4
157,500		Shaftesbury PLC	1,610,446	0.3
127,954		ST Modwen Properties PLC	807,531	0.1
637,714		Unite Group PLC	4,288,483	0.8
			63,420,800	12.0

		Total Common Stock (Cost $407,750,155)	520,822,392	99.0
		Assets in Excess of Other Liabilities	5,058,003	1.0
		Net Assets	$525,880,395	100.0

@	Non-income producing security

Cost for federal income tax purposes is $474,026,816.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$79,781,292
Gross Unrealized Depreciation	(32,985,716)
Net Unrealized Appreciation	$46,795,576

REIT Diversification	Percentage of Net Assets
Diversified Real Estate Activities	26.7%
Retail REITs	19.4
Real Estate Operating Companies	18.0
Diversified REITs	14.2
Industrial REITs	6.9
Office REITs	7.0
Real Estate Development	5.7
Residential REITs	1.1
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$1,343,630	$62,280,480	$—	$63,624,110
Austria	2,518,872	2,629,462	—	5,148,334
Canada	12,151,846	—	—	12,151,846
China	—	4,571,641	—	4,571,641
Finland	—	1,964,039	—	1,964,039
France	3,790,073	35,127,387	—	38,917,460
Germany	10,025,950	5,190,564	—	15,216,514
Hong Kong	—	73,070,823	—	73,070,823
Japan	—	179,973,095	—	179,973,095
Netherlands	—	3,088,058	—	3,088,058
Singapore	—	40,411,608	—	40,411,608
Sweden	—	11,350,536	—	11,350,536
Switzerland	—	7,913,528	—	7,913,528
United Kingdom	2,686,200	60,734,600	—	63,420,800
Total Common Stock	32,516,571	488,305,821	—	520,822,392
Total Investments, at fair value	$32,516,571	$488,305,821	$—	$520,822,392
Other Financial Instruments+
Forward Foreign Currency Contracts	—	1,594	—	1,594
Total Assets	$32,516,571	$488,307,415	$—	$520,823,986

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At January 31, 2014, the following forward foreign currency contracts were outstanding for the ING International Real Estate Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	Japanese Yen	204,876,000	Buy	02/07/14	$2,003,677	$2,005,271	$1,594
							$1,594

ING INTERNATIONAL REAL ESTATE FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value

Foreign exchange contracts	Forward foreign currency contracts	$1,594
Total Asset Derivatives		$1,594

The following is a summary by counterparty of the fair value of OTC derivative instruments at January 31, 2014:

Brown Brothers Harriman
Assets:
Forward foreign currency contracts	$1,594
Total Assets	1,594
Total asset derivative instruments subject to master netting agreements(1)	$1,594

(1)	At January 31, 2014, the Fund had not entered into any master netting agreements with its derivative counterparties as disclosed above. As such, the Fund did not have any amounts subject to offset.

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Australia: 3.0%
70,558	@	Aditya Birla Minerals Ltd.	$20,686	0.0
51,456		Arrium Ltd.	69,956	0.0
425,481		Australian Pharmaceutical Industries Ltd.	221,449	0.1
9,389		BC Iron Ltd.	42,314	0.0
24,777		Collection House Ltd.	39,987	0.0
63,654		Collins Foods Ltd.	112,224	0.1
83,225		Domino’s Pizza Enterprises Ltd.	1,179,551	0.5
49,844		Downer EDI Ltd.	214,730	0.1
9,569		GBST Holdings Ltd.	23,448	0.0
120,884		Grange Resources Ltd.	28,518	0.0
203,887	@	Karoon Gas Australia Ltd.	572,558	0.2
15,335		Melbourne IT Ltd.	18,923	0.0
105,360		Mount Gibson Iron Ltd.	96,496	0.0
245,767		Nufarm Ltd.	835,362	0.3
40,440		RCG Corp. Ltd.	27,436	0.0
91,023		RCR Tomlinson Ltd.	244,794	0.1
186,535	@	Resolute Mining Ltd.	86,851	0.0
764,897	@	Roc Oil Co. Ltd.	307,384	0.1
307,100		SAI Global Ltd.	1,007,795	0.4
60,710		Seek Ltd.	659,008	0.3
338,881		Tox Free Solutions Ltd.	988,217	0.4
941,870	@	Transpacific Industries Group Ltd.	919,109	0.4
			7,716,796	3.0

		Austria: 1.2%
10,472		CA Immobilien Anlagen AG	182,162	0.1
4,265	@	S IMMO AG	30,344	0.0
12,603		Schoeller-Bleckmann Oilfield Equipment AG	1,315,810	0.5
77,184		Zumtobel AG	1,688,962	0.6
			3,217,278	1.2

		Belgium: 2.0%
151,931	@	AGFA-Gevaert NV	448,754	0.2
27		Banque Nationale de Belgique	116,346	0.1
4,209	@	Barco NV	318,807	0.1
2,037		Bekaert SA	70,122	0.0
15,026		Cie d’Entreprises CFE	1,315,244	0.5
9,093	@	Deceuninck Plastics	25,971	0.0
28,799		D’ieteren SA	1,379,992	0.5
10,191		Exmar NV	159,715	0.1
3,855		Kinepolis Group NV	611,887	0.3
9,699		Melexis NV	335,884	0.1
3,201	@	Punch International NV	30,739	0.0
34,906		Recticel SA	320,584	0.1
303	@	Resilux	40,457	0.0
6,356	@	Sioen Industries NV	75,866	0.0
			5,250,368	2.0

		Brazil: 0.7%
42,173		Bematech SA	143,300	0.1
9,000		Cia Providencia Industria e Comercio SA	30,581	0.0
4,200		Kepler Weber SA	64,377	0.0
3,300		Kroton Educacional SA	50,432	0.0
11,500		Light S.A.	90,875	0.1
279,500	@	Magazine Luiza SA	920,761	0.4
9,000		Metalurgica Gerdau SA	79,884	0.0
20,800		Porto Seguro SA	242,627	0.1
16,700		Rodobens Negocios Imobiliarios SA	73,007	0.0
			1,695,844	0.7

		Canada: 6.3%
4,168		Aastra Technologies Ltd.	160,021	0.1
18,500		Aecon Group, Inc.	257,131	0.1
10,206	@	Air Canada	71,293	0.0
2,600		Akita Drilling Ltd.	34,760	0.0
53,888		Altus Group Ltd.—Canada	796,647	0.3
4,081		Bird Construction, Inc.	48,074	0.0
18,500		Canam Group, Inc.	228,063	0.1
9,700		CanElson Drilling, Inc.	53,301	0.0
25,800	@	Canfor Corp.	664,140	0.3
2,723		Canfor Pulp Products, Inc.	29,583	0.0
21,475		Cascades, Inc.	132,272	0.1
5,740		Cathedral Energy Services Ltd.	23,553	0.0
17,100	@	Celestica, Inc.	169,656	0.1
3,500	@	Cipher Pharmaceuticals, Inc.	24,480	0.0
4,827		Clearwater Seafoods, Inc.	36,146	0.0
4,900		Cogeco, Inc.	215,402	0.1
2,000		Contrans Group, Inc.	24,081	0.0
17,336	@	Dominion Diamond Corp.	252,471	0.1
16,000		Dorel Industries, Inc.	581,531	0.2
3,459		Eagle Energy Trust	24,815	0.0
1,900		easyhome Ltd.	26,783	0.0
1,900		EGI Financial Holdings, Inc.	23,491	0.0
29,744		Enerflex Ltd.	413,946	0.2
8,400	@	Enghouse Systems Ltd.	252,811	0.1
25,000		Ensign Energy Services, Inc.	369,248	0.2
33,220		Essential Energy Services Ltd	74,270	0.0
15,800		Exco Technologies Ltd.	118,597	0.1
6,726		FirstService Corp.	270,789	0.1
1,816		Gamehost, Inc.	23,675	0.0
5,500		Genworth MI Canada, Inc.	164,494	0.1
48,600		Gluskin Sheff + Associates, Inc.	1,248,873	0.5
6,700	@	Great Canadian Gaming Corp.	83,318	0.0
2,000		Guardian Capital Group Ltd.	27,008	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Canada: (continued)
4,100	@	Heroux-Devtek, Inc.	$39,463	0.0
11,157		High Arctic Energy Services, Inc.	37,065	0.0
800		High Liner Foods, Inc.	31,461	0.0
11,800		Horizon North Logistics, Inc.	75,223	0.0
42,000		Intertape Polymer Group, Inc.	472,135	0.2
7,600		Jean Coutu Group PJC, Inc./The	131,563	0.1
300		Lassonde Industries, Inc.	30,704	0.0
800		Laurentian Bank of Canada	32,848	0.0
128,309	@	Legacy Oil + Gas, Inc.	648,601	0.3
6,000		Linamar Corp.	230,465	0.1
25,121		Longview Oil Corp.	106,687	0.0
63,800	@	Lucara Diamond Corp.	88,790	0.0
5,900	@	Macro Enterprises, Inc.	29,136	0.0
9,400		McCoy Corp.	60,599	0.0
4,238	@	MDS, Inc.	40,411	0.0
2,675	@	MEGA Brands, Inc.	33,265	0.0
21,500		Mullen Group Ltd.	521,212	0.2
95,100		Nevsun Resources Ltd	349,234	0.1
55,900		Noranda Income Fund	258,483	0.1
38,687		Norbord, Inc.	1,084,799	0.4
7,177	@	North American Energy Partners, Inc.	43,349	0.0
34,569	@	Parex Resources, Inc.	226,891	0.1
69,083		Parkland Fuel Corp.	1,115,252	0.4
255,432	@	Petroamerica Oil Corp.	72,243	0.0
10,400		Pulse Seismic, Inc.	36,324	0.0
18,010		Quebecor, Inc.	383,566	0.2
2,200	@	Rocky Mountain Dealerships, Inc.	25,659	0.0
3,500	@	Santonia Energy, Inc.	3,645	0.0
41,800		Savanna Energy Services Corp.	295,743	0.1
10,343	@	Tekmira Pharmaceuticals Corp.	145,243	0.1
4,600		Torstar Corp.	22,262	0.0
58,539		Transcontinental, Inc.	737,421	0.3
65,200		Trinidad Drilling Ltd.	541,504	0.2
11,800		Uni-Select, Inc.	296,549	0.1
80,849		Western Forest Products, Inc.	169,139	0.1
1,200		Westjet Airlines Ltd.	27,184	0.0
1,400		Winpak Ltd.	30,219	0.0
34,040	@	Yellow Media Ltd.	722,825	0.3
23,502		Zargon Oil & Gas Ltd.	165,015	0.1
2,200		ZCL Composites, Inc.	13,827	0.0
			16,300,727	6.3

		China: 0.8%
1,312,000	@	Baofeng Modern International Holdings Co. Ltd	87,874	0.0
34,000		Baoye Group Co. Ltd.	21,634	0.0
20,843	@	China Great Star International Ltd.	35,437	0.0
14,836	@	China King-highway Holdings Ltd.	50,979	0.0
19,594	@	China Yuchai International Ltd.	416,373	0.2
56,000	@	Great Wall Technology Co. Ltd.	22,000	0.0
231,040		Hopefluent Group Holdings Ltd.	89,276	0.1
1,900		Jiangling Motors Corp. Ltd.	6,827	0.0
75,978	@	Li Heng Chemical Fibre Technologies Ltd	6,724	0.0
5,966		NAM TAI Electronics, Inc.	36,333	0.0
88,000	@, X	RREEF China Commercial Trust	—	—
304,000		SinoMedia Holding Ltd.	209,493	0.1
554	@	Sohu.com, Inc.	40,320	0.0
75,000		Weiqiao Textile Co.	40,222	0.0
30,200	@	WuXi PharmaTech Cayman, Inc. ADR	1,053,980	0.4
10,950	L	Xinyuan Real Estate Co. Ltd. ADR	52,669	0.0
			2,170,141	0.8

		Denmark: 2.0%
954	@	Auriga Industries	30,027	0.0
2,041	@	Bavarian Nordic A/S	35,446	0.0
369		Dfds A/S	27,947	0.0
44,662		DSV A/S	1,433,981	0.6
1,782	@	East Asiatic Co., Ltd. A/S	24,963	0.0
68,658	@	Griffin IV Berlin A/S	24,572	0.0
48,712		H Lundbeck A/S	1,207,939	0.5
3,981	@	Jyske Bank	204,151	0.1
48,134	@	Matas A/S	1,300,707	0.5
433		PER Aarsleff A/S	70,674	0.0
4,881	@	Rockwool International AS	884,963	0.3
			5,245,370	2.0

		Finland: 0.6%
3,368		Atria PLC	35,568	0.0
8,483		Cramo PLC	168,126	0.1
5,970		Finnair OYJ	22,384	0.0
15,981		HKScan OYJ	79,964	0.0
8,597		Lassila & Tikanoja OYJ	170,792	0.1
8,558		M-real OYJ	34,013	0.0
19,720		Oriola-KD OYJ	69,949	0.0
384	@	Saga Furs Oyj	16,806	0.0
8,042		Tieto Oyj	176,573	0.1
35,032		Tikkurila Oyj	878,141	0.3
			1,652,316	0.6

		France: 5.7%
11,124		Atos Origin	972,812	0.4
2,576	@	Bigben Interactive	25,501	0.0
1,897		Boiron SA	134,321	0.1
366		Bongrain SA	29,618	0.0
29,696	@	Boursorama	346,844	0.1

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		France: (continued)
4,476	@	Caisse Regionale de Credit Agricole Mutuel Nord de France	$94,476	0.1
5,876		Canal +	46,523	0.0
1,456		Cegid Group	52,824	0.0
1,640		Compagnie des Alpes	34,837	0.0
79,237	@	Derichebourg	272,798	0.1
65		Devoteam SA	1,292	0.0
946		Esso SA Francaise	52,936	0.0
31,454		Etablissements Maurel et Prom	507,910	0.2
21,159		Eurazeo	1,512,111	0.6
5,736	@	EuropaCorp	28,425	0.0
39,458	@	Groupe Fnac	1,223,999	0.5
17,281		Groupe Steria SCA	349,633	0.1
18,096		Imerys SA	1,471,423	0.6
2,401		Interparfums SA	100,620	0.0
2,221	@	Le Belier	63,955	0.0
1,992		Lectra	21,238	0.0
6,577		Maurel & Prom Nigeria SA	25,808	0.0
565		MGI Coutier	82,519	0.0
2,447		Montupet	129,998	0.1
18,150		NetGem SA	71,724	0.0
10,689	@	Nexity	426,860	0.2
956		Norbert Dentressangle SA	132,534	0.1
619		PSB Industries SA	30,723	0.0
20,254		Rallye SA	793,949	0.3
1,286		Synergie SA	29,659	0.0
45,238		Teleperformance	2,645,005	1.0
177	@	Tessi SA	22,984	0.0
106		Total Gabon	65,051	0.0
424	@	Trigano SA	10,785	0.0
126,063	@	UbiSoft Entertainment	1,759,754	0.7
9,271		Wendel	1,256,618	0.5
			14,828,067	5.7

		Germany: 7.7%
23,500	@	Aareal Bank AG	864,176	0.3
14,343		Adler Modemaerkte AG	186,868	0.1
18,502	@	ADVA AG Optical Networking	95,255	0.0
8,702		Amadeus Fire AG	701,988	0.3
22,180		Aurelius AG	833,554	0.3
55,613		Borussia Dortmund GmbH & Co. KGaA	274,371	0.1
1,008		CANCOM AG	44,820	0.0
1,838		CENIT AG	27,671	0.0
10,899		CENTROTEC Sustainable AG	281,238	0.1
5,116		Cewe Stiftung & Co. KGAA	301,008	0.1
26,338		CropEnergies AG	204,253	0.1
109,838	@	Deutsche Lufthansa AG	2,609,117	1.0
28,978	@	Deutz AG	287,575	0.1
24,136		DMG MORI SEIKI AG	776,577	0.3
16,284		Draegerwerk AG & Co. KGaA	1,983,713	0.8
470		Eckert & Ziegler AG	16,945	0.0
3,487		Elmos Semiconductor AG	58,041	0.0
15,509		ElringKlinger AG	572,074	0.2
12,071	@	EM.TV AG	26,700	0.0
2,992		Gerresheimer AG	201,137	0.1
11,370		Grammer AG	535,618	0.2
15,612		Grenkeleasing AG	1,451,309	0.6
9,570		Jenoptik AG	160,495	0.1
33,479		Jungheinrich AG	2,437,075	1.0
3,031		Koenig & Bauer AG	50,970	0.0
82,291		Kontron AG	569,313	0.2
156		KSB AG	93,178	0.0
4,018		Nemetschek AG	285,911	0.1
77,787	@	Patrizia Immobilien AG	810,176	0.3
18,979		Rheinmetall AG	1,214,898	0.5
3,630	L	Sixt SE	99,204	0.0
1,518		SKW Stahl-Metallurgie Holding AG	24,261	0.0
1,239		Softing AG	24,775	0.0
2,851		Steico AG	29,454	0.0
640		STO AG	120,906	0.1
20,525		Stratec Biomedical Systems AG	905,625	0.4
37,535	@	TUI AG	638,880	0.3
1,698		Vib Vermoegen AG	26,691	0.0
4,755		Villeroy & Boch AG	75,354	0.0
			19,901,174	7.7

		Greece: 0.0%
7,461	@	Tsakos Energy Navigation Ltd.	50,735	0.0

		Guernsey: 0.0%
6,205		Tetragon Financial Group Ltd.	65,106	0.0

		Hong Kong: 1.4%
119,876		Asia Standard International Group	28,256	0.0
466,000		Bossini International Hldg	39,139	0.0
174,000		Champion Technology Holdings Ltd.	4,628	0.0
5,605,840	@, X	China Billion Resources Ltd.	722	0.0
20,673	@	China Engine Group Ltd	45,900	0.0
1,132,096		CSI Properties Ltd.	42,355	0.0
110,500		Dickson Concepts International Ltd.	62,544	0.0
656,500		DMX Technologies Group Ltd.	105,324	0.1
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	8,778	0.0
116,000		Dream International Ltd.	18,006	0.0
612,000		Emperor International Holdings	160,949	0.1
138,000	@	eSun Holdings Ltd.	18,859	0.0
1,588,000	@	Fountain SET Hldgs	217,445	0.1
127,200		HKR International Ltd.	58,785	0.0
54,000		Hung Hing Printing Group Ltd.	7,869	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: (continued)
52,000	@	Jinhui Holdings Co., Ltd	$12,391	0.0
25,211	@	Jinhui Shipping & Transportation Ltd.	99,082	0.0
22,000		Kingmaker Footwear Holdings Ltd.	4,345	0.0
3,680,000		Lai Fung Holdings Ltd.	91,768	0.0
1,483,000	@	Lai Sun Development	37,138	0.0
119,000	@	Lai Sun Garment International Ltd.	18,853	0.0
482,000		Lippo China Resources Ltd.	23,883	0.0
18,000		Lippo Ltd.	10,247	0.0
528,600	@	Loudong General Nice Resources China Holdings Ltd.	34,723	0.0
60,000		Luen Thai Holdings Ltd.	18,964	0.0
712,000		Noble Group Ltd.	528,307	0.2
278,000		Pacific Andes International Holdings Ltd.	11,296	0.0
587,536	@	Pacific Century Premium Developments Ltd.	350,555	0.1
225,000		Pico Far East Holdings Ltd.	64,131	0.0
13,449	@	Ping Shan Tea Group Ltd.	318	0.0
104,000		Playmates Holdings Ltd.	143,788	0.1
1,044,000		PYI Corp. Ltd.	23,476	0.0
310,000		Regal Hotels International Holdings Ltd.	161,657	0.1
394,000		Road King Infrastructure	360,075	0.2
4,128,000	@	Sinolink Worldwide Holdings	387,678	0.2
34,000		Soundwill Holdings Ltd.	60,517	0.0
100,000		TPV Technology Ltd.	20,715	0.0
154,000		Tradelink Electronic Commerce Ltd.	44,829	0.0
228,000		Varitronix International Ltd.	247,142	0.1
532,400		VST Holdings Ltd.	138,438	0.1
1,420,000		Wang On Group Ltd.	24,652	0.0
			3,738,527	1.4

		India: 1.0%
2,647		Accelya Kale Solutions Ltd.	30,716	0.0
36,145	@	Amtek Auto Ltd.	37,395	0.0
36,379		Balrampur Chini Mills Ltd.	21,481	0.0
35,698		Ceat Ltd.	169,730	0.1
7,048		eClerx Services Ltd.	137,233	0.1
895,730	@	Firstsource Solutions Ltd.	347,339	0.2
25,620	@	Geodesic Ltd.	1,599	0.0
35,534		Gujarat Alkalies & Chemicals Ltd.	112,520	0.1
139,184		Hexaware Technologies Ltd.	300,090	0.1
36,779		JB Chemicals & Pharmaceuticals Ltd.	71,522	0.0
16,965		Jindal Poly Films Ltd	37,933	0.0
6,994	@	Jindal Poly Investments and Finance Co. Ltd.	5,235	0.0
12,439		JK Tyre & Industries Ltd.	28,808	0.0
29,279		KPIT Technologies Ltd.	75,198	0.0
101,507		KRBL Ltd.	66,178	0.0
13,600		MindTree Ltd.	310,076	0.1
25,255		Motherson Sumi Systems Ltd.	82,289	0.0
24,195		Mphasis Ltd	143,054	0.1
3,984		Persistent Systems Ltd.	61,374	0.0
28,521		Polaris Software Lab Ltd.	61,584	0.0
48,422		TVS Motor Co. Ltd.	60,049	0.0
27,347		UPL Ltd.	82,594	0.1
21,379	@	Varun Industries Ltd.	2,218	0.0
4,098	@	WNS Holdings Ltd. ADR	88,230	0.0
33,948		Zensar Technologies Ltd.	207,174	0.1
			2,541,619	1.0

		Indonesia: 0.3%
1,002,000		Agung Podomoro Land Tbk PT	18,647	0.0
5,496,462	@	Darma Henwa Tbk PT	22,508	0.0
982,600		Elnusa Tbk PT	32,676	0.0
231,000	@	Indah Kiat Pulp and Paper Corp. Tbk PT	24,261	0.0
261,500	@	Lippo Cikarang Tbk PT	119,344	0.1
445,500	@	Matahari Department Store Tbk PT	424,770	0.2
464,500		Multipolar Corp. Tbk PT	15,746	0.0
280,800		Petrosea Tbk PT	30,922	0.0
			688,874	0.3

		Ireland: 0.4%
81,479	@	Circle Oil PLC	28,932	0.0
36,726		Fly Leasing Ltd. ADR	556,399	0.2
136,575		Henderson Group PLC	491,975	0.2
			1,077,306	0.4

		Israel: 0.0%
11,628		Babylon Ltd.	26,743	0.0
1,410		Formula Systems 1985 Ltd.	36,704	0.0
			63,447	0.0

		Italy: 4.0%
17,232		Ascopiave SpA	45,901	0.0
22,962		Autostrada Torino-Milano S.p.A.	344,514	0.1
61,690		Azimut Holding S.p.A.	1,783,105	0.7
15,158		Banca Generali SpA	463,244	0.2
1,551,426		Beni Stabili S.p.A.	1,148,030	0.5
7,099		Brembo SpA	183,688	0.1
4,894		Cairo Communication S.p.A.	40,659	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Italy: (continued)
18,674		Danieli & Co. Officine Meccaniche S.p.A.	$621,485	0.2
28,755	@	Delclima	47,666	0.0
615		El.En. SpA	13,295	0.0
13,468		Elica SpA	30,698	0.0
67,526		ERG S.p.A.	927,918	0.4
19,346		Exor SpA	756,540	0.3
94,564		Indesit Co. SpA	1,288,458	0.5
16,394		Italcementi S.p.A.	161,410	0.1
767	@	Italmobiliare SpA	28,731	0.0
6,023	@	Italmobiliare SpA—RSP	129,740	0.1
8,621	@	La Doria SpA	49,717	0.0
81,846		Pirelli & C S.p.A.	1,316,336	0.5
82,769	@, L	Reno de Medici SpA	36,576	0.0
1,274	@	Reply SpA	97,167	0.1
9,496	@	Safilo Group SpA	219,998	0.1
11,743		Salvatore Ferragamo Italia SpA	362,891	0.1
6,431	@	Servizi Italia SpA	38,570	0.0
17,365		Sogefi S.p.A.	93,586	0.0
22,680	@	Tesmec SpA	26,476	0.0
			10,256,399	4.0

		Japan: 28.9%
36,440		Aeon Mall Co., Ltd.	1,071,192	0.4
4,300		Ahresty Corp.	37,997	0.0
16,400		Airport Facilities Co., Ltd.	128,413	0.1
12,500		Aizawa Securities Co. Ltd.	102,056	0.1
1,900		Alpha Systems, Inc.	24,724	0.0
152,000		Amada Co., Ltd.	1,229,804	0.5
8,000		Anabuki Kosan, Inc.	23,566	0.0
1,900		AOI Electronic Co. Ltd.	32,375	0.0
2,900		Arakawa Chemical Industries Ltd.	25,569	0.0
19,300		Argo Graphics, Inc.	328,865	0.1
2,800		Asahi Broadcasting Corp.	18,313	0.0
32,200		Asahi Intecc Co. Ltd.	1,296,967	0.5
5,400		Asahi Net, Inc.	27,210	0.0
5,000		ASKA Pharmaceutical Co., Ltd.	39,683	0.0
7,000		Bando Chemical Industries Ltd.	27,586	0.0
22,800		Belluna Co., Ltd.	109,522	0.1
4,800		Best Bridal, Inc.	28,571	0.0
4,400		BML, Inc.	149,179	0.1
8,000		Bunka Shutter Co., Ltd.	48,915	0.0
5,900		CAC Corp.	53,826	0.0
8,700		Carlit Holdings Co. Ltd.	40,490	0.0
5,800		CHIMNEY Co. Ltd.	74,764	0.1
3,100		Chiyoda Integre Co., Ltd.	59,223	0.0
8,300		Chori Co., Ltd.	93,417	0.0
2,900		Chubu Shiryo Co., Ltd.	15,953	0.0
47,000		Chuetsu Pulp & Paper Co., Ltd.	97,727	0.1
2,400		Chuo Warehouse Co. Ltd.	20,604	0.0
4,700		Cleanup Corp.	40,843	0.0
4,900		Computer Engineering & Consulting Ltd.	31,967	0.0
3,700	@	Cosmos Initia Co. Ltd.	18,646	0.0
24,300		CyberAgent, Inc.	1,177,518	0.5
26,000		Daiichi Jitsugyo Co., Ltd.	118,391	0.1
3,800		Daikoku Denki Co., Ltd.	90,327	0.0
105,000		Daikyo, Inc.	255,181	0.1
6,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	26,818	0.0
58,000		Daito Bank Ltd.	62,924	0.0
1,700		Daito Pharmaceutical Co. Ltd.	25,437	0.0
120,000		Daiwa Industries Ltd.	798,419	0.3
76,600		Denyo Co., Ltd.	1,042,571	0.4
26,600		Digital Garage, Inc.	710,747	0.3
4,700		Dip Corp.	71,279	0.0
2,400		Doutor Nichires Holdings Co., Ltd.	41,188	0.0
39,091		DTS Corp.	737,908	0.3
5,000		Eidai Co. Ltd.	29,915	0.0
3,200		ESPEC Corp.	25,890	0.0
6,300		Excel Co., Ltd.	76,884	0.0
1,500		Faith, Inc.	15,635	0.0
166,900		Ferrotec Corp.	1,068,479	0.4
9,200		FJ Next Co. Ltd.	46,931	0.0
14,000		Fuji Kiko Co., Ltd.	48,922	0.0
22,927		Fuji Soft, Inc.	533,218	0.2
8,200		Fujishoji Co., Ltd.	102,961	0.1
6,800		Fujitsu Frontech Ltd.	95,617	0.1
2,500		FuKoKu Co. Ltd.	24,887	0.0
6,000		Fukuda Corp.	25,638	0.0
2,000		Furusato Industries Ltd.	23,120	0.0
8,000		Fuso Pharmaceutical Industries Ltd.	26,903	0.0
58,900		Futaba Industrial Co., Ltd.	223,740	0.1
3,100		G-7 Holdings, Inc.	23,492	0.0
1,900		Gamecard—Joyco Holdings, Inc.	28,397	0.0
2,500		Geo Corp.	23,733	0.0
1,272		GLP J-Reit	1,317,970	0.5
22,900		GMO Payment Gateway, Inc.	1,090,992	0.4
4,310		Goldcrest Co., Ltd.	105,390	0.1
5,700		Grandy House Corp.	19,628	0.0
6,100		Happinet Corp.	54,356	0.0
3,300		Hard Off Corp. Co., Ltd.	28,479	0.0
25,000		Higashi-Nippon Bank Ltd.	63,883	0.0
65,000		Hitachi Metals Ltd.	1,023,968	0.4
2,400		Hitachi Zosen Fukui Corp.	32,883	0.0
10,000		Hokkan Holdings Ltd.	31,338	0.0
8,000		Hokuriku Electrical Construction Co. Ltd.	30,770	0.0
7,300		H-One Co. Ltd.	74,579	0.0
40,600		Hoshizaki Electric Co., Ltd.	1,443,908	0.6
2,200		I K K, Inc.	17,843	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
34,000		IBJ Leasing Co., Ltd.	$887,731	0.4
18,000	@	Ichikoh Industries Ltd.	27,399	0.0
37,964		Ichiyoshi Securities Co., Ltd.	576,178	0.2
46,900	@	Iida Group Holdings Co. Ltd.	831,778	0.3
35,100	@	IJT Technology Holdings Co. Ltd.	176,201	0.1
84,509		Inabata & Co., Ltd.	938,815	0.4
55,700		Ines Corp.	409,584	0.2
32,200		Infocom Corp.	274,663	0.1
4,200		Innotech Corp.	19,866	0.0
38,700		Internet Initiative Japan, Inc.	950,147	0.4
5,400		Information Services International-Dentsu Ltd.	58,062	0.0
2,400		IwaiCosmo Holdings, Inc.	30,888	0.0
109,000		Jaccs Co., Ltd.	483,883	0.2
41,000		Jamco Corp.	663,500	0.3
2,000		Japan Digital Laboratory Co.	29,821	0.0
17,000		Japan Petroleum Exploration Co.	629,971	0.3
6,500		Kaga Electronics Co., Ltd.	80,035	0.0
1,800		Kamei Corp.	13,470	0.0
38,000		Kandenko Co., Ltd.	193,652	0.1
1,349,000		Kanematsu Corp.	2,321,375	0.9
12,000		Kasai Kogyo Co., Ltd.	82,224	0.0
3,300		Kawasumi Laboratories, Inc.	20,436	0.0
2,800		Kenko Mayonnaise Co. Ltd.	25,310	0.0
3,600		Kimoto Co., Ltd.	27,885	0.0
5,700		King Co. Ltd.	23,830	0.0
1,700		Kita-Nippon Bank Ltd.	40,470	0.0
5,000		Kitano Construction Corp.	12,570	0.0
1,900		Komatsu Wall Industry Co., Ltd.	37,510	0.0
2,300		Konaka Co., Ltd.	18,853	0.0
2,100		Konishi Co., Ltd.	39,573	0.0
5,400		Kosaido Co., Ltd.	28,186	0.0
2,300		Kura Corp.	38,255	0.0
25,000		Kyodo Printing Co., Ltd.	69,235	0.0
8,000		Kyudenko Corp.	63,216	0.0
3,800		Maezawa Kyuso Industries Co., Ltd.	48,167	0.0
114,000		Makino Milling Machine Co., Ltd.	941,855	0.4
5,900		Marubun Corp.	33,982	0.0
72,000		Marudai Food Co., Ltd.	216,488	0.1
2,100		Maruka Machinery Co. Ltd.	24,607	0.0
6,900		Marusan Securities Co., Ltd.	61,269	0.0
37,600		Matsui Securities Co., Ltd.	425,745	0.2
1,000		Panasonic Information Systems	27,077	0.0
2,300		Maxvalu Tokai Co. Ltd.	36,035	0.0
41,000		Message Co., Ltd.	1,365,994	0.5
7,000		Mikuni Corp.	26,981	0.0
93,127		Mimasu Semiconductor Industry Co., Ltd.	774,048	0.3
1,800		Mitani Corp.	37,861	0.0
9,000		Mito Securities Co., Ltd.	40,585	0.0
143,000		Mitsubishi Gas Chemical Co., Inc.	1,004,348	0.4
1,100		Mitsubishi Research Institute, Inc.	23,285	0.0
337,400		Mitsubishi UFJ Lease & Finance Co., Ltd.	1,762,650	0.7
33,800		Mitsui High-Tec, Inc.	224,739	0.1
12,000		Miyazaki Bank Ltd./The	33,259	0.0
56,900		DMG Mori Seiki Co., Ltd	994,143	0.4
3,000		MTI Ltd.	45,626	0.0
33,300		Musashi Seimitsu Industry Co., Ltd.	650,607	0.3
15,000		Nagano Bank Ltd.	26,844	0.0
92,783		Namura Shipbuilding Co., Ltd.	1,269,487	0.5
7,073		Nichireki Co., Ltd.	79,277	0.0
2,900		Nihon Eslead Corp.	31,550	0.0
65,000		Nihon Nohyaku Co., Ltd.	906,947	0.4
95,900		Nikkiso Co., Ltd.	1,207,535	0.5
21,000		Nippon Coke & Engineering Co., Ltd.	28,168	0.0
3,000		Nippon Pillar Packing Co., Ltd.	19,597	0.0
11,000		Nippon Road Co., Ltd.	58,327	0.0
8,000		Nippon Seisen Co., Ltd.	34,977	0.0
60,000		Nippon Shinyaku Co., Ltd.	1,173,701	0.5
49,000		Nippon Shokubai Co., Ltd.	514,459	0.2
222,000		Nippon Steel & Sumikin Bussan Corp.	842,623	0.3
3,300		Nishio Rent All Co., Ltd.	87,594	0.0
5,900		Nissei Plastic Industrial Co., Ltd.	35,669	0.0
32,400		Nisshin Fudosan Co.	121,451	0.1
1,100		Nissin Sugar Co., Ltd.	24,132	0.0
147,000		Nittetsu Mining Co., Ltd.	685,063	0.3
9,867		Nojima Corp.	73,187	0.0
7,700		Nomura Co., Ltd.	65,703	0.0
87,000		Obayashi Road Corp.	503,034	0.2
67,000		Oenon Holdings, Inc.	147,920	0.1
5,800		Ohashi Technica, Inc.	53,953	0.0
7,000		Oita Bank Ltd.	28,231	0.0
8,000		Okura Industrial Co., Ltd.	25,822	0.0
8,000		Onoken Co., Ltd.	96,323	0.1
19,000		Pacific Industrial Co., Ltd.	120,709	0.1
3,500		Pasona Group, Inc.	21,957	0.0
900		Piolax, Inc.	33,937	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
58,700		Pocket Card Co., Ltd.	$424,422	0.2
8,000		Regal Corp.	27,101	0.0
7,000		Relo Holdings, Inc.	364,330	0.2
5,500		Right On Co., Ltd.	38,268	0.0
1,500		Riso Kagaku Corp.	29,811	0.0
23,000		Ryoden Trading Co. Ltd.	161,695	0.1
4,800		Ryoyo Electro Corp.	50,750	0.0
808		Saison Information Systems Co. Ltd.	9,115	0.0
800		Sakai Moving Service Co., Ltd.	27,209	0.0
13,282		San-Ai Oil Co., Ltd.	64,094	0.0
46,000		Sanki Engineering Co., Ltd.	281,796	0.1
4,000		Sankyo Frontier Co. Ltd.	31,747	0.0
25,100		Sanrio Co., Ltd.	923,257	0.4
106,000		Sanwa Holdings Corp.	738,772	0.3
6,000		Seibu Electric Industry Co., Ltd.	27,231	0.0
12,000		Seika Corp.	28,434	0.0
2,300		Senshu Electric Co. Ltd	29,850	0.0
10,900		Shidax Corp.	56,945	0.0
12,000		Shinagawa Refractories Co., Ltd.	26,002	0.0
6,100		Shinko Shoji Co., Ltd.	53,802	0.0
515,000		Shinsei Bank Ltd.	1,041,083	0.4
224,000		Shinsho Corp.	473,628	0.2
2,300		Shinwa Co., Ltd./Nagoya	27,052	0.0
42,400		Shionogi & Co., Ltd.	863,797	0.3
12,000		Shiroki Corp.	26,962	0.0
81,900		Shizuoka Gas Co., Ltd.	483,189	0.2
39,500		Showa Corp.	521,662	0.2
24,800		Sky Perfect Jsat Corp.	127,689	0.1
900		Sogo Medical Co., Ltd.	34,072	0.0
400		Sotsu Co. Ltd.	14,392	0.0
4,600		SRA Holdings	62,736	0.0
73,200		SCSK Corp.	2,017,079	0.8
53,500		Sumitomo Densetsu Co., Ltd.	779,682	0.3
86,000		Sumitomo Osaka Cement Co., Ltd.	321,550	0.1
4,000		Suncall Corp.	26,828	0.0
2,900		Sun-Wa Technos Corp.	25,143	0.0
9,000		T RAD Co., Ltd.	24,142	0.0
2,200		Tachibana Eletech Co., Ltd.	28,567	0.0
50,000		Nippon Steel & Sumikin Texeng Co., Ltd.	193,250	0.1
12,182		Taiho Kogyo Co., Ltd.	119,565	0.1
3,900		Takaoka Toko Holdings Co. Ltd.	68,829	0.0
10,000		Takiron Co., Ltd.	42,559	0.0
9,000		Takuma Co., Ltd.	80,890	0.0
86,000		TBK Co., Ltd.	492,643	0.2
5,000		Teikoku Sen-I Co., Ltd.	61,890	0.0
67,600		Tenma Corp.	931,214	0.4
1,700		Tera Probe, Inc.	19,800	0.0
46,600		THK Co., Ltd.	1,010,122	0.4
16,500		TKC Corp.	306,667	0.1
17,000		Toa Corp.	36,611	0.0
178,000		TOA Road Corp.	875,261	0.4
8,000		Tochigi Bank Ltd./The	31,182	0.0
49,500		Tokai Tokyo Financial Holdings	432,190	0.2
15,400		Tokyo Sangyo Co. Ltd.	59,228	0.0
158,000		Tokyo Tekko Co., Ltd.	574,192	0.2
95,300		Tokyo Tomin Bank Ltd./The	950,548	0.4
10,000		Tomoku Co., Ltd.	32,303	0.0
91,000		Tonichi Carlife Group, Inc.	368,279	0.2
4,100		Toukei Computer Co., Ltd.	60,674	0.0
132,800		Toyo Kohan Co., Ltd.	608,427	0.2
27,100		Trans Cosmos, Inc.	566,542	0.2
11,800		Tsuruha Holdings, Inc.	1,104,069	0.4
8,510	@	Usen Corp.	29,162	0.0
10,200		Utoc Corp.	35,996	0.0
200		Vital KSK Holdings, Inc.	1,344	0.0
20,500		Warabeya Nichiyo Co., Ltd.	408,225	0.2
5,100		Waseda Academy Co., Ltd.	39,868	0.0
10,304		Watabe Wedding Corp.	68,062	0.0
43,900		Yamato Kogyo Co., Ltd.	1,299,355	0.5
100,800		Yamazen Corp.	587,899	0.2
60,000		Yaskawa Electric Corp.	815,753	0.3
1,700		Yellow Hat Ltd.	31,476	0.0
94,900		Yokogawa Electric Corp.	1,469,890	0.6
982,000		Yuasa Trading Co., Ltd.	2,048,416	0.8
69,200		Yumeshin Holdings Co. Ltd.	606,077	0.2
32,000		Zenkoku Hosho Co. Ltd.	1,490,093	0.6
22,500		Zuiko Corp.	1,204,968	0.5
			74,936,527	28.9

		Liechtenstein: 0.1%
706	@	Liechtenstein Landesbank	32,004	0.0
849	@	Verwalt & Privat-Bank AG	87,836	0.1
			119,840	0.1

		Luxembourg: 0.9%
5,040	@	APERAM	90,416	0.1
85,051	#	O’Key Group SA GDR	893,035	0.3
68,640	@	Reinet Investments SCA	1,240,510	0.5
			2,223,961	0.9

		Malaysia: 0.3%
26,700		Faber Group BHD	20,666	0.0
171,600	@	KSL Holdings BHD	114,355	0.0
162,672	@	Kulim Malaysia BHD	155,521	0.1
182,900		Kumpulan Fima BHD	105,537	0.0
339,200		LBS Bina Group Bhd	151,823	0.1
192,523		Lion Industries Corp. Bhd	40,122	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Malaysia: (continued)
24,200		Malaysian Pacific Industries Bhd	$31,108	0.0
75,600		MNRB Holdings Bhd	80,345	0.0
144,300		Puncak Niaga Holding Bhd	126,810	0.1
8,000		Scientex BHD	11,953	0.0
			838,240	0.3

		Malta: 0.0%
1,386		Unibet Group PLC	67,487	0.0

		Mexico: 0.9%
1,977,891	@, L	Axtel SA de CV	806,005	0.3
295,500		Fibra Uno Administracion SA de CV	953,625	0.4
12,209		Grupo Aeroportuario del Pacifico SA de CV	66,559	0.0
241,800		Grupo Sanborns SAB de CV	440,968	0.2
15,778		Industrias Bachoco SAB de CV	55,790	0.0
			2,322,947	0.9

		Netherlands: 1.0%
15,295		BE Semiconductor Industries NV	177,859	0.1
23,872		Binck NV	265,803	0.1
4,478		KAS Bank NV	59,000	0.0
478,561	@, L, X	SNS Reaal NV	—	—
36,886	@	TomTom NV	255,567	0.1
114,292		USG People NV	1,790,617	0.7
			2,548,846	1.0

		New Zealand: 0.0%
10,722		Nuplex Industries Ltd.	29,113	0.0

		Norway: 1.6%
68,584		Borregaard ASA	372,898	0.2
212,861		BW Offshore Ltd	234,201	0.1
37,052	@	Hurtigruten ASA	27,505	0.0
91,260		Kongsberg Gruppen AS	1,868,101	0.7
18,587		Northern Offshore Ltd.	29,179	0.0
49,296		Petroleum Geo-Services ASA	511,453	0.2
726,167	@	REC Silicon ASA	317,573	0.1
81,239		SpareBank 1 SMN	761,402	0.3
3,311	L	Sparebanken Ost	24,263	0.0
			4,146,575	1.6

		Pakistan: 0.2%
1,100,563		Bank Alfalah Ltd.	288,515	0.1
274,568		Pakistan Telecommunication Co., Ltd.	74,556	0.1
			363,071	0.2

		Philippines: 0.0%
485,600		Benpres Holdings Corp.	46,300	0.0
178,016		EEI Corp.	39,006	0.0
			85,306	0.0

		Poland: 0.2%
723		Amica Wronki SA	25,920	0.0
836		Budimex SA	35,762	0.0
1,492		Fabryki Mebli Forte SA	20,118	0.0
6,094		Lentex SA	15,639	0.0
18,429	@	Netia SA	28,444	0.0
1,587		Neuca SA	138,963	0.1
1,524		Polska Graupa Framaceutycz SA	42,725	0.0
148,721		Tauron Polska Energia SA	201,501	0.1
			509,072	0.2

		Portugal: 0.3%
36,711		Altri SGPS SA	124,532	0.1
91,746		Mota-Engil SGPS SA	577,385	0.2
			701,917	0.3

		Russia: 0.0%
28,845	@	Raven Russia Ltd.	37,579	0.0

		Singapore: 0.6%
32,000		Breadtalk Group Ltd.	23,053	0.0
384,000		Chip Eng Seng Corp. Ltd.	208,811	0.1
254,000		CSE Global Ltd.	125,652	0.1
53,590		Hong Leong Asia Ltd.	54,634	0.0
635,000		Indofood Agri Resources Ltd.	381,568	0.2
29,000		InnoTek Ltd.	7,293	0.0
43,269	@	Kreuz Holdings Ltd.	27,011	0.0
163,000		Lian Beng Group Ltd.	66,973	0.0
78,000		Pan-United Corp. Ltd.	55,396	0.0
35,000		Sim Lian Group Ltd.	20,958	0.0
123,000		Sing Holdings Ltd.	35,645	0.0
36,000		Sunningdale Tech Ltd.	4,171	0.0
276,000	@	SunVic Chemical Holdings Ltd.	138,108	0.1
358,000		Tiong Woon Corp. Holding Ltd.	95,496	0.0
44,000		UE E&C Ltd.	34,581	0.0
473,000		UMS Holdings Ltd.	218,387	0.1
			1,497,737	0.6

		South Africa: 0.3%
776		Absa Bank Ltd.	60,374	0.0
24,755		Liberty Holdings Ltd.	255,118	0.1
14,802		Mpact Ltd.	33,210	0.0
83,764	@	Super Group LTD	205,554	0.1
105,518	@	Telkom SA Ltd.	287,461	0.1
			841,717	0.3

		South Korea: 2.3%
698	@	Amorepacific Corp.	656,089	0.3
1,599	@	Asia Cement Co. Ltd.	131,912	0.1
700	@	Asia Holdings Co. Ltd.	90,510	0.0
4,560	@	Asia Paper Manufacturing Co. Ltd.	82,726	0.0
2,656		CJ O Shopping Co. Ltd	995,166	0.4
342	@	Dae Han Flour Mills Co. Ltd.	46,331	0.0
6,330		Daegu Department Store	117,580	0.1

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		South Korea: (continued)
10,130	@	Daesang Holdings Co. Ltd.	$75,708	0.0
2,360	@	Daesung Holdings Co. Ltd.	20,373	0.0
18,132	@	Daewon San Up Co. Ltd.	143,191	0.1
19,364	@	Daou Data Corp.	91,425	0.1
3,120	@	Daou Technology, Inc.	45,632	0.0
605	@	DAP Co. Ltd.	3,214	0.0
1,540	@	Dong Ah Tire & Rubber Co. Ltd.	29,229	0.0
4,391	@	Dongil Industries Co. Ltd.	204,653	0.1
9,736	@	Green Cross Corp./South Korea	1,188,579	0.5
3,640	@	Inzi Controls Co. Ltd.	15,313	0.0
11,458	@	INZI Display Co. Ltd.	17,338	0.0
2,800	@	KISCO Corp.	69,619	0.0
1,361	@	KISWIRE Ltd.	44,805	0.0
4,780	@	KleanNara Co. Ltd.	21,815	0.0
580	@	Korea Flange Co. Ltd.	6,398	0.0
16,570	@	KTCS Corp.	52,448	0.0
1,430	@	Kunsul Chemical Industrial Co. Ltd.	36,867	0.0
3,201	@	Kyungchang Industrial Co. Ltd.	28,436	0.0
603	@	KyungDong City Gas Co. Ltd.	55,204	0.0
4,810	@	Kyungnam Energy Co. Ltd.	28,027	0.0
6,251	@	Magnachip Semiconductor Corp.	98,828	0.1
12,270		Meritz Finance Group, Inc.	84,845	0.0
6,912	@	Neowiz Holdings Corp.	79,153	0.0
6,797	@	Nice Information & Telecommunication, Inc.	96,849	0.1
1,720	@	S&T Holdings Co. Ltd.	24,695	0.0
3,410	@	Saeron Automotive Corp.	29,915	0.0
9,180	@	Sam Young Electronics Co. Ltd.	80,363	0.0
1,874		Samchully Co. Ltd.	212,174	0.1
538	@	Samyang Genex Co. Ltd.	45,218	0.0
2,870	@	Sejong Industrial Co., Ltd.	43,470	0.0
292	@	Seoul City Gas Co. Ltd.	30,997	0.0
11,780	@	Seoul Securities Co. Ltd.	22,608	0.0
3,880		Sewon Precision Industry Co. Ltd.	98,581	0.1
621		SK Gas Ltd.	41,868	0.0
5,948	@	Sungwoo Hitech Co. Ltd.	85,074	0.0
10,230	@	Tae Kyung Industrial Co. Ltd	45,399	0.0
123	@	Taekwang Industrial Co. Ltd	161,010	0.1
51,550	@	Taeyoung Engineering & Construction Co. Ltd.	260,013	0.1
8,490		Tongyang Life Insurance	85,949	0.0
2,510		YESCO Co. Ltd.	84,655	0.0
8,610	@	Yoosung Enterprise Co. Ltd.	32,747	0.0
			6,042,999	2.3

		Spain: 0.1%
10,538	@	Ence Energia y Celulosa S.A	38,676	0.0
9,662		Papeles y Cartones de Europa SA	50,872	0.0
3,312		Unipapel SA	71,468	0.1
			161,016	0.1

		Sweden: 0.8%
2,214		Bergman & Beving AB	43,932	0.0
3,649		Bilia AB	93,143	0.0
72,636		Concentric AB	767,505	0.3
13,496		Dios Fastigheter AB	97,584	0.0
4,116		Duni AB	54,756	0.0
2,110		FinnvedenBulten AB	17,962	0.0
1,544	@	Investment AB Oresund	34,173	0.0
32,476	@	Kungsleden AB	235,896	0.1
8,069		New Wave Group AB	44,216	0.0
4,875		Nolato AB	118,879	0.1
16,305		Nordnet AB	69,437	0.0
11,738		Securitas AB	121,826	0.1
25,154		Semcon AB	230,185	0.1
2,282		Vitrolife AB	30,412	0.0
22,233	@	Vostok Nafta Investment Ltd.	156,107	0.1
			2,116,013	0.8

		Switzerland: 3.9%
2,257	@	AFG Arbonia-Forster Holding	79,281	0.1
13,321		Aryzta AG	1,046,763	0.4
1,428		Autoneum Holding AG	246,657	0.1
1,780	@	Bellevue Group AG	32,885	0.0
1,277	@	Calida Holding AG	44,649	0.0
142	@	Coltene Holding AG	7,228	0.0
93	@	Comet Holding AG	46,159	0.0
8,266	@	Dufry Group	1,294,664	0.5
139	@	Emmi AG	44,115	0.0
1,549	@	Forbo Holding AG	1,265,989	0.5
15,609		GAM Holding AG	261,977	0.1
63,760	@	Gategroup Holding AG	1,896,631	0.7
53		Helvetia Holding AG	25,538	0.0
10,680		Highlight Communications AG	56,741	0.0
4,666		Implenia AG	328,216	0.1
55	@	Interroll Holding AG	32,455	0.0
4,131	@	Kardex AG	175,671	0.1
2,802		Kuoni Reisen Holding	1,266,493	0.5
298	@	Looser Holding AG	25,999	0.0
33,264	@	Micronas Semiconductor Holding AG	266,885	0.1
261	@	PubliGroupe AG	33,165	0.0
87		Schaffner Holding AG	27,341	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: (continued)
2,961	@	Schweizerische National-Versicherungs-Gesellschaft AG	$195,299	0.1
131		Swiss Life Holding	28,195	0.0
10,176		Tecan Group AG	1,115,783	0.4
152	@	Vaudoise Assurances Holding SA	65,467	0.1
95	@	Vetropack Holding AG	188,501	0.1
			10,098,747	3.9

		Taiwan: 1.3%
111,000		Ability Enterprise Co. Ltd.	70,709	0.0
101,000		Audix Corp.	103,427	0.0
47,637	@	ChipMOS Technologies (Bermuda) Ltd.	903,198	0.4
38,000		Creative Sensor, Inc.	24,463	0.0
60,000		Forhouse Corp.	22,749	0.0
43,099		Founding Construction & Development Co. Ltd.	27,170	0.0
478,000		Gigabyte Technology Co., Ltd.	630,819	0.2
33,090		Hold-Key Electric Wire & Cable Co. Ltd.	10,479	0.0
709,470		Inventec Co., Ltd.	654,561	0.3
385,000		King Yuan Electronics Co., Ltd.	263,002	0.1
201,626		Mercuries & Associates Ltd.	132,705	0.1
14,177		Raydium Semiconductor Corp.	38,188	0.0
2,070		Sinon Corp.	1,115	0.0
2,387,000	@	Winbond Electronics Corp.	575,338	0.2
			3,457,923	1.3

		Thailand: 0.6%
36,800		Delta Electronics Thailand PCL	58,975	0.0
66,000		KCE Electronics PCL	45,428	0.0
297,100		Krung Thai Bank PCL	150,122	0.1
1,274,500		Thanachart Capital PCL	1,194,709	0.5
			1,449,234	0.6

		Turkey: 0.0%
8,071		Is Yatirim Menkul Degerler A.S.	4,149	0.0
12,652		Pinar Entegre Et ve Un Sanayi AS	45,233	0.0
			49,382	0.0

		United Kingdom: 16.9%
176,919		888 Holdings PLC	415,719	0.2
3,120		Awilco Drilling PLC	59,937	0.0
87,990		AZ Electronic Materials SA	572,936	0.2
62,178	@	Babcock International Group	1,419,138	0.5
94,821		Beazley PLC	397,495	0.2
15,625		Berkeley Group Holdings PLC	663,050	0.3
38,869		Bodycote PLC	414,690	0.2
589,439		Booker Group PLC	1,496,756	0.6
4,469		British Polythene Industries PLC	45,181	0.0
107,031		Chemring Group PLC	424,475	0.2
6,059		Chesnara PLC	34,363	0.0
25,110		Computacenter PLC	267,181	0.1
5,406		Cranswick PLC	117,006	0.0
149,568	@	Crest Nicholson Holdings plc	899,901	0.3
50,740		CSR Plc	550,798	0.2
7,352		CVS Group PLC	33,532	0.0
48,653		Dairy Crest Group PLC	414,228	0.2
94,226		Dart Group PLC	395,764	0.2
25,413		Davis Service Group PLC	385,704	0.2
67,398		De La Rue PLC	864,167	0.3
331,456		Direct Line Insurance Group PLC	1,440,603	0.6
92,318		Domino’s Pizza Group PLC	802,059	0.3
208,376		Elementis Plc	873,546	0.3
734,199	@	EnQuest PLC	1,563,521	0.6
14,025	@	Faroe Petroleum PLC	25,550	0.0
7,936		Fidessa Group PLC	301,754	0.1
84,143	@	Gem Diamonds Ltd.	219,105	0.1
833,157		Hansteen Holdings PLC	1,451,803	0.6
641,291		Hays PLC	1,397,435	0.5
16,541		Highland Gold Mining Ltd.	17,106	0.0
3,620		Hikma Pharmaceuticals PLC	71,361	0.0
32,922		Hill & Smith Holdings PLC	293,292	0.1
513,154		Home Retail Group	1,508,418	0.6
72,234		Hunting PLC	893,976	0.3
93,964		IG Group Holdings PLC	966,001	0.4
234,221		Interserve PLC	2,342,530	0.9
6,731		J D Wetherspoon PLC	88,045	0.0
65,347		James Fisher & Sons PLC	1,494,944	0.6
19,673	@	JKX Oil & Gas Plc	23,123	0.0
34,641	@	Johnston Press PLC	13,667	0.0
86,919		Keller Group PLC	1,691,771	0.7
59,901		Kier Group PLC	1,852,243	0.7
14,472		Lavendon Group PLC	46,744	0.0
15,397		Lookers Plc	32,019	0.0
8,570		Marshalls PLC	24,901	0.0
110,679		Mcbride PLC	185,584	0.1
229,445		Mears Group PLC	1,806,713	0.7
22,132		Mecom Group PLC	42,750	0.0
59,954		Micro Focus International PLC	737,797	0.3
127,091		Mondi PLC	1,923,203	0.7
272,405	@	Mothercare PLC	1,172,133	0.4
75,604		Netplay TV PLC	25,882	0.0
33,716		Northgate Plc	310,384	0.1
33,402		Novae Group PLC	313,533	0.1
145,246	@	Ophir Energy PLC	668,711	0.3
102,774		Pace PLC	603,230	0.2
121,300		QinetiQ PLC	445,326	0.2
3,569		Rank Group PLC	8,143	0.0

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
4,642		Ricardo Plc	$51,434	0.0
13,294		RPC Group PLC	129,896	0.1
159,377		Savills PLC	1,637,498	0.6
20,104	@	Scapa Group PLC	41,037	0.0
12,677		Sepura PLC	27,582	0.0
201,076		Speedy Hire PLC	213,204	0.1
9,105		St Ives Group PLC	28,656	0.0
3,791		Staffline Group PLC	37,174	0.0
277,350	@	Thomas Cook Group PLC	819,647	0.3
71,777	@	Trinity Mirror PLC	209,993	0.1
80,835		TT electronics PLC	274,739	0.1
300,247	@	Tyman PLC	1,290,700	0.5
22,209		Ultra Electronics Holdings PLC	713,038	0.3
27,566		WH Smith PLC	472,073	0.2
97,935		Synthomer PLC	437,534	0.2
			43,935,132	16.9

		United States: 0.2%
7,008	@	China Cord Blood Corp.	27,471	0.0
18,958	@	Constellium NV —Class A	491,202	0.2
7,112	@	Global Ship Lease, Inc.	38,120	0.0
6,361	@	Global Sources Ltd.	41,983	0.0
			598,776	0.2

		Total Common Stock (Cost $222,075,725)	255,639,251	98.5

RIGHTS: 0.0%
		Portugal: 0.0%
91,746	@	Mota-Engil SGPS SA	59,808	0.0

		Total Rights (Cost $64,100)	59,808	0.0

ASSET MANAGEMENT: 0.0%
		Singapore: 0.0%
504,000		Global Investments Ltd/Singapore	63,950	0.0

		Total Asset Management (Cost $69,585)	63,950	0.0

		Total Long-Term Investments (Cost $222,209,410)	255,763,009	98.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc(1): 0.4%
1,000,000	Morgan Stanley, Repurchase Agreement dated 01/31/14, 0.03%, due 02/03/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.367%-8.500%, Market Value plus accrued interest $1,020,000, due 05/01/17-12/01/44)	1,000,000	0.4
116,726	Royal Bank of Canada, Repurchase Agreement dated 01/31/14, 0.01%, due 02/03/14 (Repurchase Amount $116,726, collateralized by various U.S. Government Securities, 0.000%-3.625%, Market Value plus accrued interest $119,061, due 02/15/14-02/15/42)	116,726	0.0
		1,116,726	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
3,753,251	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $3,753,251)	3,753,251	1.5

	Total Short-Term Investments (Cost $4,869,977)	4,869,977	1.9

	Total Investments in Securities (Cost $227,079,387)	$260,632,986	100.4
	Liabilities in Excess of Other Assets	(934,467)	(0.4)
	Net Assets	$259,698,519	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of January 31, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at January 31, 2014.

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $228,795,295.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$48,939,320
Gross Unrealized Depreciation	(17,101,629)
Net Unrealized Appreciation	$31,837,691

Sector Diversification	Percentage of Net Assets
Industrials	29.2%
Financials	16.9
Consumer Discretionary	15.8
Information Technology	11.2
Materials	9.4
Energy	5.8
Health Care	5.6
Consumer Staples	3.5
Utilities	0.6
Telecommunication Services	0.5
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$63,057	$7,653,739	$—	$7,716,796
Austria	—	3,217,278	—	3,217,278
Belgium	2,027,406	3,222,962	—	5,250,368
Brazil	1,695,844	—	—	1,695,844
Canada	16,300,727	—	—	16,300,727
China	1,827,183	342,958	—	2,170,141
Denmark	1,448,863	3,796,507	—	5,245,370
Finland	395,463	1,256,853	—	1,652,316
France	2,548,349	12,279,718	—	14,828,067
Germany	1,753,577	18,147,597	—	19,901,174
Greece	50,735	—	—	50,735
Guernsey	—	65,106	—	65,106
Hong Kong	149,299	3,588,506	722	3,738,527
India	504,995	2,036,624	—	2,541,619
Indonesia	22,508	666,366	—	688,874
Ireland	585,331	491,975	—	1,077,306
Israel	26,743	36,704	—	63,447
Italy	214,425	10,041,974	—	10,256,399
Japan	992,600	73,943,927	—	74,936,527
Liechtenstein	119,840	—	—	119,840
Luxembourg	2,133,545	90,416	—	2,223,961
Malaysia	11,953	826,287	—	838,240
Malta	67,487	—	—	67,487
Mexico	2,322,947	—	—	2,322,947
Netherlands	59,000	2,489,846	—	2,548,846
New Zealand	—	29,113	—	29,113

ING INTERNATIONAL SMALL CAP FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Norway	$1,919,869	$2,226,706	$—	$4,146,575
Pakistan	363,071	—	—	363,071
Philippines	—	85,306	—	85,306
Poland	185,001	324,071	—	509,072
Portugal	—	701,917	—	701,917
Russia	37,579	—	—	37,579
Singapore	35,645	1,462,092	—	1,497,737
South Africa	93,584	748,133	—	841,717
South Korea	517,403	5,525,596	—	6,042,999
Spain	—	161,016	—	161,016
Sweden	347,865	1,768,148	—	2,116,013
Switzerland	1,948,746	8,150,001	—	10,098,747
Taiwan	1,001,077	2,456,846	—	3,457,923
Thailand	—	1,449,234	—	1,449,234
Turkey	—	49,382	—	49,382
United Kingdom	15,726,151	28,208,981	—	43,935,132
United States	598,776	—	—	598,776
Total Common Stock	58,096,644	197,541,885	722	255,639,251
Rights	—	59,808	—	59,808
Short-Term Investments	3,753,251	1,116,726	—	4,869,977
Asset Management	63,950	—	—	63,950
Total Investments, at fair value	$61,913,845	$198,718,419	$722	$260,632,986

(1)	For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1, Level 2 and Level 3 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At January 31, 2014, securities valued at $9,216,761 and $8,988,292 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition to the above, certain securities valued at $19,016 and $212,708 have transferred from Level 3 to Level 1 and 2, respectively, as a result of observable inputs becoming available.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING INTERNATIONAL VALUE EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.0%
		Australia: 1.4%
112,783		Macquarie Group Ltd.	$5,320,461	1.4

		Belgium: 1.2%
80,371		KBC Groep NV	4,740,333	1.2

		China: 0.0%
12,100,000	@, X	China Hongxing Sports Ltd.	68,117	0.0

		Denmark: 2.6%
353		AP Moller—Maersk A/S—Class B	3,944,327	1.0
268,814	@	Danske Bank A/S	6,079,857	1.6
			10,024,184	2.6

		Finland: 1.0%
174,400		Fortum OYJ	3,747,951	1.0

		France: 13.4%
103,558	@	Alstom	2,925,133	0.8
210,074	@	AXA S.A.	5,510,479	1.4
46,211		Casino Guichard Perrachon S.A.	4,762,997	1.2
464,662	@	France Telecom SA	5,752,199	1.5
676,264		Natixis	3,967,086	1.0
22,375	@	Kering	4,462,472	1.1
65,875	@	Renault S.A.	5,722,535	1.5
63,080	@	Sanofi	6,166,803	1.6
298,294		Suez Environnement S.A.	5,342,690	1.4
128,224	@	Total S.A.	7,315,442	1.9
			51,927,836	13.4

		Germany: 9.3%
67,979		BASF AG	7,267,812	1.9
52,526		Bayer AG	6,912,771	1.8
32,917		Bayerische Motoren Werke AG	3,573,275	0.9
221,540	@	Commerzbank AG	3,750,235	1.0
108,851		Deutsche Post AG	3,759,500	1.0
228,315		Deutsche Telekom AG	3,691,682	0.9
55,302		Siemens AG	6,996,523	1.8
			35,951,798	9.3

		Hong Kong: 1.9%
1,037,800		AIA Group Ltd.	4,783,790	1.2
6,582,000	@, X	Chaoda Modern Agriculture Holdings Ltd.	658,200	0.2
642,000		Yue Yuen Industrial Holdings	1,980,763	0.5
			7,422,753	1.9

		Italy: 3.7%
976,468		Enel S.p.A.	4,444,169	1.1
165,622		ENI S.p.A.	3,761,077	1.0
814,040		UniCredit SpA	6,093,223	1.6
			14,298,469	3.7

		Japan: 20.6%
389,000		Ajinomoto Co., Inc.	5,489,947	1.4
50,600		Astellas Pharma, Inc.	3,126,984	0.8
59,200		East Japan Railway Co.	4,372,564	1.1
130,700		Fuji Heavy Industries Ltd.	3,563,081	0.9
863,888		Hitachi Ltd.	6,585,764	1.7
424,000		Japan Steel Works Ltd.	2,094,503	0.5
169,300		Japan Tobacco, Inc.	5,226,198	1.4
208,000		JSR Corp.	3,703,797	1.0
59,200		KDDI Corp.	3,259,680	0.8
198,800		Komatsu Ltd.	4,196,434	1.1
251,700		Mitsubishi Corp.	4,627,789	1.2
93,000		Mitsui Fudosan Co., Ltd.	2,936,879	0.8
2,341,200		Mizuho Financial Group, Inc.	4,961,757	1.3
441,000		Nomura Holdings, Inc.	3,064,069	0.8
273,800		Panasonic Corp.	3,103,154	0.8
130,000		Shionogi & Co., Ltd.	2,648,436	0.7
150,800		Sumitomo Mitsui Financial Group, Inc.	6,985,981	1.8
120,000		Tokio Marine Holdings, Inc.	3,503,784	0.9
105,600		Toyota Motor Corp.	6,042,395	1.6
			79,493,196	20.6

		Netherlands: 7.5%
116,800	L	ArcelorMittal	1,924,864	0.5
52,349	@	Airbus Group NV	3,708,706	0.9
151,044	@	Koninklijke Philips NV	5,240,377	1.3
67,931	@	Koninklijke DSM NV	4,496,708	1.2
200,949	@	Reed Elsevier NV	4,144,317	1.1
275,433	@	Royal Dutch Shell PLC—Class A	9,541,439	2.5
			29,056,411	7.5

		New Zealand: 0.9%
1,860,571		Telecom Corp. of New Zealand Ltd.	3,528,462	0.9

		Norway: 1.8%
298,012		Statoil ASA	7,063,085	1.8

		Singapore: 0.9%
1,198,100		Singapore Telecommunications Ltd.	3,305,339	0.9

		Spain: 2.7%
443,944		Banco Popular Espanol SA	3,045,251	0.8
612,250		CaixaBank SA	3,752,339	1.0
148,300		Gas Natural SDG S.A.	3,665,048	0.9
			10,462,638	2.7

		Sweden: 2.4%
380,340		Telefonaktiebolaget LM Ericsson	4,657,213	1.2
100,965		Svenska Handelsbanken AB	4,790,992	1.2
			9,448,205	2.4

ING INTERNATIONAL VALUE EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Switzerland: 8.6%
41,404		Cie Financiere Richemont SA	$3,830,078	1.0
117,820		Nestle S.A.	8,538,575	2.2
130,095		Novartis AG	10,282,820	2.7
37,880		Roche Holding AG—Genusschein	10,392,973	2.7
			33,044,446	8.6

		United Kingdom: 17.4%
163,319		Admiral Group PLC	3,873,753	1.0
528,794	@	Aviva PLC	3,868,360	1.0
209,444	@	BHP Billiton PLC	6,165,735	1.6
136,962	@	British American Tobacco PLC	6,535,512	1.7
367,740	@	CNH Industrial NV	3,858,338	1.0
353,286	@	HSBC Holdings PLC	3,625,330	0.9
681,992	@	Kingfisher PLC	4,135,099	1.1
1,294,822	@	Legal & General Group PLC	4,572,971	1.2
4,698,452	@	Lloyds TSB Group PLC	6,407,469	1.7
596,139		Rexam PLC	4,823,572	1.3
60,857	@	Rio Tinto PLC	3,236,886	0.8
78,060		Schroders PLC	3,159,488	0.8
937,470	@	Tesco PLC	4,926,368	1.3
1,405,049		Vodafone Group PLC	5,206,717	1.3
131,362	@	WPP PLC	2,752,356	0.7
			67,147,954	17.4

		United States: 0.7%
90,400	@	Rowan Companies PLC	2,835,848	0.7
		Total Common Stock (Cost $320,832,954)	378,887,486	98.0

PREFERRED STOCK: 0.7%
		Brazil: 0.7%
447,086		Cia Energetica de Minas Gerais	2,580,714	0.7
		Total Preferred Stock (Cost $2,780,415)	2,580,714	0.7

RIGHTS: 0.0%
		Spain: 0.0%
443,944	@	Banco Popular Espanol SA	24,549	0.0

		Total Rights (Cost $23,950)	24,549	0.0

		Total Long-Term Investments (Cost $323,637,319)	381,492,749	98.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.5%
	Securities Lending Collateralcc(1): 0.5%
994,691	BNP Paribas Bank, Repurchase Agreement dated 01/31/14, 0.02%, due 02/03/14 (Repurchase Amount $994,693, collateralized by various U.S. Government Securities, 0.000%-4.125%, Market Value plus accrued interest $1,014,585, due 03/31/14-11/15/20)	994,691	0.2
1,000,000	Deutsche Bank AG, Repurchase Agreement dated 01/31/14, 0.03%, due 02/03/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-6.000%, Market Value plus accrued interest $1,020,000, due 07/01/21-01/01/44)	1,000,000	0.3
		1,994,691	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,852,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $3,852,000)	3,852,000	1.0

	Total Short-Term Investments (Cost $5,846,691)	5,846,691	1.5

	Total Investments in Securities (Cost $329,484,010)	$387,339,440	100.2
	Liabilities in Excess of Other Assets	(640,918)	(0.2)
	Net Assets	$386,698,522	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of January 31, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at January 31, 2014.

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

ING INTERNATIONAL VALUE EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $332,634,254.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$68,544,053
Gross Unrealized Depreciation	(13,838,867)
Net Unrealized Appreciation	$54,705,186

Sector Diversification	Percentage of Net Assets
Financials	25.6%
Industrials	11.7
Consumer Discretionary	11.2
Health Care	10.3
Consumer Staples	9.4
Materials	8.3
Energy	7.9
Telecommunication Services	6.3
Utilities	5.1
Information Technology	2.9
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,320,461	$—	$5,320,461
Belgium	—	4,740,333	—	4,740,333
China	—	—	68,117	68,117
Denmark	—	10,024,184	—	10,024,184
Finland	—	3,747,951	—	3,747,951
France	—	51,927,836	—	51,927,836
Germany	—	35,951,798	—	35,951,798
Hong Kong	—	6,764,553	658,200	7,422,753
Italy	—	14,298,469	—	14,298,469
Japan	—	79,493,196	—	79,493,196
Netherlands	1,924,864	27,131,547	—	29,056,411
New Zealand	—	3,528,462	—	3,528,462
Norway	—	7,063,085	—	7,063,085
Singapore	—	3,305,339	—	3,305,339
Spain	—	10,462,638	—	10,462,638
Sweden	—	9,448,205	—	9,448,205
Switzerland	—	33,044,446	—	33,044,446
United Kingdom	—	67,147,954	—	67,147,954
United States	2,835,848	—	—	2,835,848
Total Common Stock	4,760,712	373,400,457	726,317	378,887,486
Preferred Stock	2,580,714	—	—	2,580,714
Rights	24,549	—	—	24,549
Short-Term Investments	3,852,000	1,994,691	—	5,846,691
Total Investments, at fair value	$11,217,975	$375,395,148	$726,317	$387,339,440

(1)	For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At January 31, 2014, securities valued at $4,656,387 were transferred from Level 1 to Level 2 within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.3%
		Australia: 3.4%
56,184		Amcor Ltd.	$527,024	0.1
46,607		Ansell Ltd.	781,268	0.2
298,456		Aristocrat Leisure Ltd.	1,188,593	0.2
61,104		Australia & New Zealand Banking Group Ltd.	1,609,497	0.3
240,506		Brambles Ltd.	1,895,821	0.4
53,608	@	Cochlear Ltd.	2,684,179	0.6
5,492		CSL Ltd.	338,044	0.1
188,371		Goodman Group	769,694	0.2
8,122		Macquarie Group Ltd.	383,150	0.1
159,424	@	Mesoblast Ltd.	820,456	0.2
6,872		Orica Ltd.	141,455	0.0
24,486	@	Recall Holdings Ltd.	96,216	0.0
37,160		Santos Ltd.	434,170	0.1
202,315		Seek Ltd.	2,196,133	0.5
271,901		Treasury Wine Estates Ltd.	869,744	0.2
38,632		Woolworths Ltd.	1,151,736	0.2
			15,887,180	3.4

		Austria: 0.2%
72,641		UNIQA Insurance Group AG	936,811	0.2

		Belgium: 0.6%
18,302		Colruyt S.A.	1,038,251	0.2
13,799		Solvay S.A.	1,926,655	0.4
			2,964,906	0.6

		Brazil: 0.8%
83,400		BR Malls Participacoes S.A.	525,300	0.1
120,000		Estacio Participacoes SA	930,363	0.2
26,720		Itau Unibanco Holding S.A.	335,266	0.1
70,290		Itau Unibanco Holding S.A. ADR	860,350	0.2
13,700		Lojas Renner SA	314,676	0.0
28,300		Petroleo Brasileiro SA ADR	336,770	0.1
23,500		Raia Drogasil SA	141,492	0.0
14,000		Tim Participacoes SA ADR	364,420	0.1
			3,808,637	0.8

		Canada: 1.0%
41,500		Eldorado Gold Corp.	263,811	0.1
35,102		First Quantum Minerals Ltd.	628,133	0.2
15,200		MacDonald Dettwiler & Associates Ltd.	1,079,797	0.2
35,700		Rogers Communications, Inc.	1,501,724	0.3
7,900		Tim Hortons, Inc.	409,630	0.1
4,600	@	Valeant Pharmaceuticals International, Inc.	624,196	0.1
			4,507,291	1.0

		China: 2.8%
205,000		Anhui Conch Cement Co., Ltd.	790,752	0.2
15,700	@	Baidu.com ADR	2,457,050	0.5
45,000		Beijing Enterprises Holdings Ltd.	380,185	0.1
394,000		BOC Hong Kong Holdings Ltd.	1,197,465	0.2
1,591,000		China Construction Bank	1,102,160	0.2
108,000		China Merchants Holdings International Co., Ltd.	367,514	0.1
546,000		China Overseas Land & Investment Ltd.	1,465,653	0.3
397,500		China Shenhua Energy Co., Ltd.	1,020,279	0.2
45,425		Mindray Medical International Ltd. ADR	1,591,692	0.4
284,000		Parkson Retail Group Ltd.	86,422	0.0
1,800	@	Sina Corp.	117,342	0.0
11,000		Sun Art Retail Group Ltd.	14,402	0.0
7,300		Tencent Holdings Ltd.	511,802	0.1
240,000		Tsingtao Brewery Co., Ltd.	1,760,321	0.4
218,000		Want Want China Holdings Ltd.	294,648	0.1
2,372	@	Youku.com, Inc. ADR	68,693	0.0
			13,226,380	2.8

		Denmark: 2.4%
47,003		Carlsberg A/S	4,589,419	1.0
74,569	@	Danske Bank A/S	1,686,552	0.3
87,121		Novo Nordisk A/S	3,448,684	0.7
40,537		Novozymes A/S	1,751,726	0.4
			11,476,381	2.4

		Finland: 1.2%
57,757		Kone OYJ	2,343,843	0.5
37,899		Sampo OYJ	1,757,308	0.4
109,253		UPM-Kymmene OYJ	1,673,400	0.3
			5,774,551	1.2

		France: 7.5%
142,596	@	AXA S.A.	3,740,455	0.8
11,450		BioMerieux	1,204,223	0.3
85,196	@	BNP Paribas	6,577,612	1.4
18,270	@	Capgemini S.A.	1,242,806	0.3
49,761	@	Cie de Saint-Gobain	2,609,611	0.5
14,958		Edenred	417,394	0.1
11,467	@	Electricite de France SA	389,268	0.1
18,809		Eutelsat Communications	570,696	0.1
49,187	@	Gaz de France	1,085,735	0.2
2,228		Iliad SA	510,236	0.1
25,486	@	Lafarge S.A.	1,826,793	0.4
35,500	@	Legrand S.A.	1,881,762	0.4
4,622	@	Pernod Ricard SA	496,364	0.1
1,866	@	Kering	372,155	0.1
15,501	@	Publicis Groupe	1,372,418	0.3

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		France: (continued)
26,577	@	Sanofi	$2,598,210	0.5
27,052	@	Schneider Electric S.A.	2,179,593	0.5
17,894		Sodexho Alliance S.A.	1,762,274	0.4
40,267		Suez Environnement S.A.	721,215	0.1
39,140	@	Total S.A.	2,233,017	0.5
11,776		Valeo SA	1,314,038	0.3
			35,105,875	7.5

		Germany: 5.9%
16,765		Adidas AG	1,869,167	0.4
10,330		Allianz AG	1,717,275	0.4
25,215		BASF AG	2,695,801	0.6
51,585		Bayer AG	6,788,930	1.4
16,145		Bayerische Motoren Werke AG	1,752,606	0.4
2,081		Brenntag AG	358,711	0.1
75,690	@	Commerzbank AG	1,281,282	0.3
33,135		DaimlerChrysler AG	2,767,648	0.6
166,033		Deutsche Telekom AG	2,684,629	0.6
4,131		Fresenius AG	644,860	0.1
10,361		Merck KGaA	1,604,322	0.3
33,671		Metro AG	1,384,324	0.3
11,484		RTL Group SA	1,402,968	0.3
6,342		SAP AG	485,227	0.1
			27,437,750	5.9

		Greece: 0.2%
340,719	@	Piraeus Bank SA	803,397	0.2

		Hong Kong: 2.1%
177,400		AIA Group Ltd.	817,734	0.2
358,000		Cafe de Coral Holdings Ltd.	1,097,160	0.2
160,000		Hang Lung Properties Ltd.	445,338	0.1
171,000		Hutchison Whampoa Ltd.	2,117,653	0.4
24,400		Jardine Matheson Holdings Ltd.	1,307,353	0.3
39,500		Jardine Strategic Holdings Ltd.	1,282,033	0.3
120,500		Kerry Properties Ltd.	386,479	0.1
1,104,000		Li & Fung Ltd.	1,528,427	0.3
140,000		Wharf Holdings Ltd.	953,039	0.2
			9,935,216	2.1

		India: 1.0%
8,975	@	Axis Bank Ltd. GDR	159,969	0.0
13,595		Axis Bank Ltd.	243,761	0.1
85,495		Bharti Airtel Ltd.	429,075	0.1
44,906		Housing Development Finance Corp.	578,981	0.1
28,159		ICICI Bank Ltd. ADR	905,875	0.2
4,035		Infosys Ltd.	237,572	0.0
125,287	@	Mahindra & Mahindra Ltd. GDR	1,779,078	0.4
32,506		Adani Ports and Special Economic Zone	76,202	0.0
167,600		Power Grid Corp. of India Ltd.	256,199	0.1
			4,666,712	1.0

		Indonesia: 0.1%
1,600,500	@	Sarana Menara Nusantara Tbk PT	421,316	0.1

		Ireland: 0.5%
123,731		James Hardie Industries SE	1,398,492	0.3
19,300	@	Ryanair Holdings PLC ADR	911,925	0.2
			2,310,417	0.5

		Israel: 0.1%
156,318	@	Protalix BioTherapeutics, Inc.	664,351	0.1

		Italy: 2.2%
54,768		Assicurazioni Generali S.p.A.	1,181,729	0.3
59,536		Altantia S.p.A.	1,354,178	0.3
234,010		Enel S.p.A.	1,065,043	0.2
192,452		ENI S.p.A.	4,370,354	0.9
50,154		Exor SpA	1,961,310	0.4
62,077		UniCredit SpA	464,657	0.1
			10,397,271	2.2

		Japan: 17.2%
36,100		AEON Financial Service Co., Ltd.	837,186	0.2
24,000		Air Water, Inc.	353,682	0.1
150,500		Asahi Group Holdings, Ltd.	4,092,715	0.9
80,100		Asics Corp.	1,383,467	0.3
37,400		Bridgestone Corp.	1,342,747	0.3
19,700		Daikin Industries Ltd.	1,129,989	0.2
154,000		Daiwa House Industry Co., Ltd.	2,921,071	0.6
30,900		Don Quijote Holdings Co. Ltd	1,893,979	0.4
22,200		East Japan Railway Co.	1,639,711	0.3
14,900		FamilyMart Co., Ltd.	671,715	0.1
356,000		Hitachi Ltd.	2,713,931	0.6
59,500		Honda Motor Co., Ltd.	2,230,249	0.5
37,600		Inpex Holdings, Inc.	445,513	0.1
129,200		Japan Tobacco, Inc.	3,988,333	0.9
51,500		LIXIL Group Corp.	1,326,817	0.3
69,900		Kao Corp.	2,215,960	0.5
328,000		Kawasaki Heavy Industries Ltd.	1,418,519	0.3
55,400		KDDI Corp.	3,050,443	0.6
17,000		Koito Manufacturing Co., Ltd.	345,902	0.1
15,300		Makita Corp.	796,033	0.2
17,000		Mitsubishi Estate Co., Ltd.	417,539	0.1
579,000		Mitsubishi UFJ Financial Group, Inc.	3,480,822	0.7
25,000		Mitsui Fudosan Co., Ltd.	789,484	0.2

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Japan: (continued)
150,200		Mitsui Sumitomo Insurance Group Holdings, Inc.	$3,480,014	0.7
12,600		Nabtesco Corp.	279,328	0.1
13,500		Nippon Telegraph & Telephone Corp.	722,549	0.2
41,500		Nissan Motor Co., Ltd.	356,000	0.1
8,200		Nitto Denko Corp.	364,603	0.1
198,000		Nomura Holdings, Inc.	1,375,705	0.3
90,600		Olympus Corp.	2,662,033	0.6
130,900		ORIX Corp.	1,985,508	0.4
208,600		Rakuten, Inc.	3,413,252	0.7
68,800		Ricoh Co., Ltd.	722,971	0.2
24,400		Sankyo Co., Ltd.	1,154,190	0.2
90,100		Seven & I Holdings Co., Ltd.	3,551,651	0.8
30,500		Shimano, Inc.	2,717,172	0.6
7,400		SMC Corp.	1,853,354	0.4
7,000		Softbank Corp.	506,778	0.1
10,900		Start Today Co. Ltd.	241,680	0.0
45,600		Sumitomo Corp.	568,191	0.1
82,100		Sumitomo Electric Industries Ltd.	1,289,459	0.3
111,500		Sumitomo Mitsui Financial Group, Inc.	5,165,364	1.1
11,600		Takeda Pharmaceutical Co., Ltd.	539,157	0.1
116,100		THK Co., Ltd.	2,516,635	0.5
17,600		Tokio Marine Holdings, Inc.	513,888	0.1
32,300		Toyota Motor Corp.	1,848,195	0.4
226,900		Yahoo! Japan Corp.	1,280,915	0.3
75,700		Yamato Holdings Co., Ltd.	1,584,837	0.3
			80,179,236	17.2

		Luxembourg: 0.1%
9,593	@	Altice SA	366,532	0.1

		Malaysia: 0.1%
471,900		Astro Malaysia Holdings Bhd	414,614	0.1

		Mexico: 0.1%
57,000		Grupo Financiero Banorte	359,798	0.1
65,500		Wal-Mart de Mexico SA de CV	156,673	0.0
			516,471	0.1

		Netherlands: 2.8%
7,867		ASML Holding NV	665,728	0.1
52,350	@	Airbus Group NV	3,708,777	0.8
306,429	@	Koninklijke KPN NV	1,146,575	0.3
13,100	@	NXP Semiconductor NV	633,385	0.1
189,496	@	Royal Dutch Shell PLC—Class A	6,564,444	1.4
14,395	@	Royal Dutch Shell PLC—Class B	526,528	0.1
			13,245,437	2.8

		New Zealand: 0.4%
543,960		Trade Me Ltd.	1,794,891	0.4

		Norway: 0.4%
58,646		Petroleum Geo-Services ASA	608,461	0.1
60,238		Telenor ASA	1,253,175	0.3
			1,861,636	0.4

		Philippines: 0.3%
2,753,700		Alliance Global Group, Inc.	1,640,867	0.3

		Portugal: 0.1%
20,640		Jeronimo Martins	352,884	0.1

		Qatar: 0.1%
5,588	@	Qatar National Bank	283,117	0.1

		Russia: 0.1%
569		Magnit OAO	30,012	0.0
2,306		Magnit OJSC GDR	121,401	0.0
26,097		Sberbank of Russia ADR	282,370	0.1
			433,783	0.1

		Singapore: 0.6%
171,775		United Overseas Bank Ltd.	2,686,012	0.6

		South Africa: 0.8%
13,482		Aspen Pharmacare Holdings Ltd.	305,710	0.1
217,506		Clicks Group Ltd.	1,116,285	0.2
18,116		Naspers Ltd.	1,863,727	0.4
46,901		Woolworths Holdings Ltd./South Africa	256,319	0.1
			3,542,041	0.8

		South Korea: 1.4%
1,217	@	Hyundai Mobis	348,559	0.1
840		LG Household & Health Care Ltd.	371,933	0.1
451		NAVER Corp.	284,561	0.0
1,147		Samsung Electronics Co., Ltd.	1,358,287	0.3
4,613		Samsung Electronics Co., Ltd. GDR	2,701,178	0.6
5,836		Samsung Fire & Marine Insurance Co. Ltd	1,347,163	0.3
			6,411,681	1.4

		Spain: 2.5%
47,525		Banco Bilbao Vizcaya Argentaria S.A.	566,920	0.1
23,125		Corporacion Financiera Alba SA	1,323,033	0.3
87,003		CaixaBank SA	533,221	0.1
298,849		Distribuidora Internacional de Alimentacion SA	2,455,729	0.5
85,843	@	Gestevision Telecinco SA	1,057,204	0.2

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Spain: (continued)
12,368		Inditex S.A.	$1,842,031	0.4
30,155		Red Electrica de Espana	2,108,959	0.5
69,251		Repsol YPF S.A.	1,618,535	0.4
			11,505,632	2.5

		Sweden: 5.5%
36,800		Assa Abloy AB	1,832,259	0.4
122,046		Atlas Copco AB—Class B	3,046,424	0.7
66,993		Electrolux AB	1,420,609	0.3
19,312		Elekta AB	281,136	0.1
150,003		Telefonaktiebolaget LM Ericsson	1,836,767	0.4
19,286		Hexagon AB	610,907	0.1
48,676		Investor AB	1,573,711	0.3
113,143		Kinnevik Investment AB	4,434,558	1.0
87,144		Nordea Bank AB	1,162,851	0.2
112,903		Scania AB—B Shares	2,306,762	0.5
20,878		Svenska Cellulosa AB SCA	593,674	0.1
107,114		Svenska Handelsbanken AB	5,082,774	1.1
53,163		Swedbank AB	1,387,270	0.3
			25,569,702	5.5

		Switzerland: 7.9%
11,167		ABB Ltd.	277,761	0.1
9,347		Cie Financiere Richemont SA	864,644	0.2
34,629	@	Credit Suisse Group	1,043,405	0.2
2,601	@	Dufry Group	407,382	0.1
71,449		GAM Holding AG	1,199,180	0.3
6,803		Geberit AG—Reg	1,972,075	0.4
313,347		Glencore Xstrata PLC	1,652,111	0.3
8,866		Holcim Ltd.	643,517	0.1
7,753		Julius Baer Group Ltd.	375,868	0.1
66,990		Nestle S.A.	4,854,856	1.0
95,199		Novartis AG	7,524,610	1.6
24,239		Roche Holding AG—Genusschein	6,650,350	1.4
12,970		Schindler Holding AG	1,878,227	0.4
153		SGS S.A.	345,948	0.1
5,285		Sonova Holding AG—Reg	725,837	0.2
2,128		Swatch Group AG—BR	1,264,725	0.3
16,376		Swiss Re Ltd.	1,413,267	0.3
1,705		Syngenta AG	602,772	0.1
159,417		UBS AG—Reg	3,161,924	0.7
			36,858,459	7.9

		Taiwan: 0.9%
310,435		Hon Hai Precision Industry Co., Ltd. GDR	1,676,349	0.4
71,000		Quanta Computer, Inc.	173,773	0.0
244,000		Taiwan Semiconductor Manufacturing Co., Ltd.	840,203	0.2
93,400		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,580,328	0.3
			4,270,653	0.9

		Thailand: 0.2%
158,200		CP ALL PCL	187,678	0.1
1,110,100		Krung Thai Bank PCL	560,923	0.1
			748,601	0.2

		Turkey: 0.4%
101,617		KOC Holding AS	345,344	0.1
507,650		Turkiye Garanti Bankasi A/S	1,344,034	0.3
			1,689,378	0.4

		United Arab Emirates: 0.1%
29,803		DP World Ltd.	543,340	0.1

		United Kingdom: 21.0%
54,000	@	Amec PLC	912,824	0.2
35,390		ARM Holdings PLC	540,245	0.1
40,505	@	ASOS PLC	4,154,885	0.9
35,129	@	AstraZeneca PLC	2,227,675	0.5
200,897	@	Aviva PLC	1,469,650	0.3
586,544	@	Barclays PLC	2,618,481	0.6
404,985		BG Group PLC	6,806,960	1.5
93,382	@	BHP Billiton PLC	2,749,034	0.6
233,550	@	BP PLC	1,830,345	0.4
39,363	@	British American Tobacco PLC	1,878,312	0.4
39,697	@	British Sky Broadcasting PLC	571,659	0.1
25,843	@	Burberry Group PLC	613,596	0.1
50,487	@	Capita Group PLC	814,630	0.2
205,379	@	CNH Industrial NV	2,154,842	0.5
39,925	@	Compass Group PLC	596,693	0.1
15,917		Diageo PLC	472,038	0.1
344,522		Direct Line Insurance Group PLC	1,497,392	0.3
37,091	@	Experian Group Ltd.	633,125	0.1
24,577	@	GlaxoSmithKline PLC	631,731	0.1
156,000		Hargreaves Lansdown PLC	3,805,080	0.8
448,062	@	HSBC Holdings PLC	4,597,896	1.0
328,500	@	Imagination Technologies Group PLC	925,951	0.2
47,000	@	Imperial Tobacco Group PLC	1,715,131	0.4
198,567		Informa PLC	1,685,609	0.4
62,335	@	InterContinental Hotels Group PLC	2,015,247	0.4
213,656	@	International Consolidated Airlines Group SA	1,462,506	0.3
52,283	@	Intertek Group PLC	2,430,828	0.5
200,042		John Wood Group PLC	2,106,604	0.5
66,090	@	Johnson Matthey PLC	3,503,210	0.8
207,000		Kazakhmys PLC	604,048	0.1
185,668	@	Kingfisher PLC	1,125,754	0.2
171,732		Ladbrokes PLC	421,133	0.1
1,796,505	@	Lloyds TSB Group PLC	2,449,967	0.5
304,870	@	Mitchells & Butlers PLC	2,252,805	0.5
28,025	@	Partnership Assurance Group plc	148,899	0.0
20,213	@	Pearson PLC	369,294	0.1

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United Kingdom: (continued)
237,882	@	Prudential PLC	$4,788,600	1.0
110,795	@	Reed Elsevier PLC	1,613,831	0.4
255,430		Rexam PLC	2,066,775	0.4
61,124		Rightmove PLC	2,543,241	0.5
51,646	@	Rio Tinto PLC	2,746,968	0.6
40,010	@	Rolls-Royce Holdings PLC	779,268	0.2
33,622	@	SABMiller PLC	1,510,651	0.3
11,522		Signet Jewelers Ltd.	925,031	0.2
109,519	@	Standard Chartered PLC	2,225,858	0.5
624,890		Taylor Wimpey PLC	1,150,100	0.3
82,072	@	Tullow Oil PLC	1,062,436	0.2
99,853	@	Unilever PLC	3,832,356	0.8
1,461,257		Vodafone Group PLC	5,415,008	1.2
44,000	@	Weir Group PLC	1,512,791	0.3
53,927	@	WPP PLC	1,129,903	0.2
			98,096,896	21.0

		United States: 2.3%
31,070		Anheuser-Busch InBev Worldwide, Inc.	2,977,855	0.6
12,800	@	Avago Technologies Ltd.	699,392	0.1
54,181		Coca-Cola Enterprises, Inc.	2,345,495	0.5
11,400		Las Vegas Sands Corp.	872,328	0.2
10,100	@	Liberty Global PLC—Class A	807,293	0.2
9,034	@	Mettler Toledo International, Inc.	2,225,074	0.5
7,500	@	NII Holdings, Inc.	22,575	0.0
4,440	@, X	Peixe Urbano, Inc.	32,888	0.0
730	@	Priceline.com, Inc.	835,770	0.2
			10,818,670	2.3

		Total Common Stock (Cost $421,529,006)	454,154,975	97.3

PREFERRED STOCK: 0.6%
		Germany: 0.6%
10,877		Volkswagen AG	2,745,038	0.6

		United States: 0.0%
911	@, X	Peixe Urbano, Inc.	825	0.0

		Total Preferred Stock (Cost $2,764,542)	2,745,863	0.6

		Total Long-Term Investments (Cost $424,293,548)	456,900,838	97.9

SHORT-TERM INVESTMENTS: 0.5%
		Affiliated Investment Companies: 0.1%
323,035		T. Rowe Price Reserve Investment Fund, 0.050%†† (Cost $323,035)	323,035	0.1

		Mutual Funds: 0.4%
1,868,911		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $1,868,911)	1,868,911	0.4

		Total Short-Term Investments (Cost $2,191,946)	2,191,946	0.5

		Total Investments in Securities (Cost $426,485,494)	$459,092,784	98.4
		Assets in Excess of Other Liabilities	7,640,811	1.6
		Net Assets	$466,733,595	100.0

††	Rate shown is the 7-day yield as of January 31, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $429,148,282.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$45,196,081
Gross Unrealized Depreciation	(15,251,579)
Net Unrealized Appreciation	$29,944,502

Sector Diversification	Percentage of Net Assets
Financials	23.5%
Consumer Discretionary	16.4
Industrials	14.4
Consumer Staples	10.7
Health Care	10.6
Energy	6.7
Materials	5.8
Information Technology	4.5
Telecommunication Services	4.0
Utilities	1.2
Telecommunications	0.1
Short-Term Investments	0.5
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$96,216	$15,790,964	$—	$15,887,180
Austria	—	936,811	—	936,811
Belgium	—	2,964,906	—	2,964,906
Brazil	2,948,287	860,350	—	3,808,637
Canada	4,507,291	—	—	4,507,291
China	4,234,777	8,991,603	—	13,226,380
Denmark	3,448,684	8,027,697	—	11,476,381
Finland	—	5,774,551	—	5,774,551
France	1,714,459	33,391,416	—	35,105,875
Germany	—	27,437,750	—	27,437,750
Greece	—	803,397	—	803,397
Hong Kong	—	9,935,216	—	9,935,216
India	905,875	3,760,837	—	4,666,712
Indonesia	—	421,316	—	421,316
Ireland	911,925	1,398,492	—	2,310,417
Israel	664,351	—	—	664,351
Italy	—	10,397,271	—	10,397,271
Japan	—	80,179,236	—	80,179,236
Luxembourg	366,532	—	—	366,532
Malaysia	—	414,614	—	414,614
Mexico	516,471	—	—	516,471
Netherlands	633,385	12,612,052	—	13,245,437
New Zealand	—	1,794,891	—	1,794,891
Norway	—	1,861,636	—	1,861,636
Philippines	—	1,640,867	—	1,640,867
Portugal	—	352,884	—	352,884
Qatar	283,117	—	—	283,117
Russia	312,382	121,401	—	433,783
Singapore	—	2,686,012	—	2,686,012
South Africa	—	3,542,041	—	3,542,041
South Korea	—	6,411,681	—	6,411,681
Spain	1,323,033	10,182,599	—	11,505,632
Sweden	—	25,569,702	—	25,569,702
Switzerland	—	36,858,459	—	36,858,459
Taiwan	3,256,677	1,013,976	—	4,270,653
Thailand	—	748,601	—	748,601
Turkey	—	1,689,378	—	1,689,378
United Arab Emirates	—	543,340	—	543,340
United Kingdom	720,558	97,376,338	—	98,096,896
United States	7,807,927	2,977,855	32,888	10,818,670
Total Common Stock	34,651,947	419,470,140	32,888	454,154,975
Preferred Stock	—	2,745,038	825	2,745,863
Short-Term Investments	2,191,946	—	—	2,191,946
Total Investments, at fair value	$36,843,893	$422,215,178	$33,713	$459,092,784
Other Financial Instruments+
Forward Foreign Currency Contracts	—	799,040	—	799,040
Total Assets	$36,843,893	$423,014,218	$33,713	$459,891,824
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(826,151)	$—	$(826,151)
Total Liabilities	$—	$(826,151)	$—	$(826,151)

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

(1)	For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At January 31, 2014, securities valued at $7,536,508 and $635,441 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 10/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciated/ (Depreciation)	Ending Market Value at 1/31/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
T. Rowe Price Reserve Investment Fund	$642,812	$3,185,263	$(3,505,040)	$—	$323,035	$147	$—	$—
	$642,812	$3,185,263	$(3,505,040)	$—	$323,035	$147	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2014, the following forward foreign currency contracts were outstanding for the ING Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	British Pound	1,186,419	Buy	02/19/14	$1,950,090	$1,950,145	$55
Credit Suisse Group AG	Singapore Dollar	1,365,299	Buy	02/19/14	1,077,302	1,069,355	(7,947)
Goldmans Sachs & Co.	Australian Dollar	6,275,878	Buy	02/19/14	5,461,075	5,487,232	26,157
Goldmans Sachs & Co.	Swiss Franc	3,267,864	Buy	02/19/14	3,653,531	3,604,646	(48,885)
Goldmans Sachs & Co.	EU Euro	18,440,493	Buy	02/19/14	25,231,610	24,870,851	(360,759)
Goldmans Sachs & Co.	British Pound	12,805,434	Buy	02/19/14	21,127,954	21,048,587	(79,367)
Goldmans Sachs & Co.	Hong Kong Sar Dollar	16,345,464	Buy	02/19/14	2,105,432	2,105,417	(15)
Goldmans Sachs & Co.	Japanese Yen	1,699,456,578	Buy	02/19/14	16,604,753	16,634,672	29,919
Goldmans Sachs & Co.	Norwegian Krone	7,058,413	Buy	02/19/14	1,146,910	1,123,832	(23,078)
Goldmans Sachs & Co.	Swedish Krona	14,205,574	Buy	02/19/14	2,205,168	2,167,822	(37,346)
Goldmans Sachs & Co.	Singapore Dollar	1,289,818	Buy	02/19/14	1,008,685	1,010,235	1,550
Goldmans Sachs & Co.	Swiss Franc	389,703	Buy	02/19/14	429,629	429,865	236
Goldmans Sachs & Co.	Swiss Franc	110,132	Buy	02/19/14	121,412	121,483	71
Goldmans Sachs & Co.	EU Euro	166,500	Buy	02/19/14	226,723	224,560	(2,163)
The Royal Bank of Scotland	Japanese Yen	39,420,775	Buy	02/19/14	377,537	385,859	8,322
The Royal Bank of Scotland	Japanese Yen	41,147,076	Buy	02/19/14	392,744	402,757	10,013
State Street Bank	Australian Dollar	602,181	Buy	02/19/14	527,601	526,509	(1,092)
State Street Bank	EU Euro	513,303	Buy	02/19/14	701,372	692,296	(9,076)
State Street Bank	British Pound	617,584	Buy	02/19/14	1,024,022	1,015,137	(8,885)
State Street Bank	Norwegian Krone	2,022,950	Buy	02/19/14	330,240	322,092	(8,148)
State Street Bank	Swiss Franc	197,122	Buy	02/19/14	218,159	217,437	(722)
State Street Bank	EU Euro	99,250	Buy	02/19/14	135,026	133,859	(1,167)
State Street Bank	EU Euro	281,272	Buy	02/19/14	383,540	379,354	(4,186)
State Street Bank	British Pound	277,293	Buy	02/19/14	455,049	455,793	744
State Street Bank	Hong Kong Sar Dollar	1,250,000	Buy	02/19/14	161,215	161,009	(206)
The Toronto-Dominion Bank	Australian Dollar	3,887,944	Buy	02/19/14	3,496,821	3,399,373	(97,448)
UBS AG	British Pound	221,391	Buy	02/19/14	366,418	363,905	(2,513)
Westpac Bank	Japanese Yen	135,310,605	Buy	02/19/14	1,315,996	1,324,451	8,455
							$(607,481)

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Yen	157,214,000	Sell	03/04/14	$1,534,728	$1,538,931	$(4,203)
Citigroup, Inc.	Canadian Dollar	252,887	Sell	02/19/14	231,891	226,984	4,907
Credit Suisse Group AG	Australian Dollar	1,762,002	Sell	02/19/14	1,539,761	1,540,584	(823)
Credit Suisse Group AG	British Pound	185,569	Sell	02/19/14	305,080	305,023	57
Credit Suisse Group AG	EU Euro	234,141	Sell	02/19/14	318,624	315,788	2,836
Goldmans Sachs & Co.	Hong Kong Sar Dollar	10,592,970	Sell	02/19/14	1,366,130	1,364,453	1,677
Goldmans Sachs & Co.	Japanese Yen	224,293,795	Sell	02/19/14	2,165,625	2,195,439	(29,814)
Goldmans Sachs & Co.	EU Euro	110,636	Sell	02/19/14	150,497	149,215	1,282
Merrill Lynch	Japanese Yen	171,969,000	Sell	02/04/14	1,637,327	1,683,165	(45,838)
The Royal Bank of Scotland	British Pound	10,366,020	Sell	02/19/14	17,119,151	17,038,867	80,284
The Royal Bank of Scotland	Norwegian Krone	4,238,276	Sell	02/19/14	686,907	674,814	12,093
The Royal Bank of Scotland	Japanese Yen	1,736,008,324	Sell	02/19/14	16,946,967	16,992,449	(45,482)
The Royal Bank of Scotland	Hong Kong Sar Dollar	26,181,950	Sell	02/19/14	3,372,892	3,372,428	464
The Royal Bank of Scotland	Swedish Krona	15,705,319	Sell	02/19/14	2,439,366	2,396,689	42,677
The Royal Bank of Scotland	EU Euro	18,502,396	Sell	02/19/14	25,346,581	24,954,342	392,239
The Royal Bank of Scotland	Swiss Franc	3,578,491	Sell	02/19/14	4,001,569	3,947,286	54,283
The Royal Bank of Scotland	Danish Krone	4,507,532	Sell	02/19/14	827,677	814,863	12,814
The Royal Bank of Scotland	Canadian Dollar	338,275	Sell	02/19/14	305,667	303,627	2,040
State Street Bank	Japanese Yen	180,000,000	Sell	02/19/14	1,756,355	1,761,882	(5,527)
State Street Bank	EU Euro	238,586	Sell	02/19/14	324,346	321,783	2,563
State Street Bank	EU Euro	664,558	Sell	02/19/14	908,371	896,295	12,076
State Street Bank	EU Euro	100,110	Sell	02/19/14	136,287	135,019	1,268
State Street Bank	British Pound	124,845	Sell	02/19/14	203,985	205,210	(1,225)
State Street Bank	Swedish Krona	1,358,500	Sell	02/19/14	209,988	207,312	2,676
State Street Bank	Swiss Franc	667,762	Sell	02/19/14	741,134	736,580	4,554
State Street Bank	EU Euro	2,096,303	Sell	02/19/14	2,864,898	2,827,302	37,596
State Street Bank	British Pound	50,489	Sell	02/19/14	83,109	82,989	120
UBS AG	British Pound	1,297,426	Sell	02/19/14	2,152,029	2,132,609	19,420
UBS AG	EU Euro	1,012,295	Sell	02/19/14	1,384,292	1,365,291	19,001
UBS AG	Swiss Franc	593,675	Sell	02/19/14	661,450	654,859	6,591
UBS AG	British Pound	27,153	Sell	02/19/14	44,396	44,632	(236)
							$580,370

ING MULTI-MANAGER INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$799,040
Total Asset Derivatives		$799,040

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$826,151
Total Liability Derivatives		$826,151

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2014:

	Bank of America	Citigroup, Inc.	Credit Suisse Group AG	Goldman Sachs & Co.	Merrill Lynch	State Street Bank	Royal Bank of Scotland	The Toronto- Dominion Bank	UBS AG	Westpac Bank	Totals
Assets:
Forward foreign currency contracts	$—	$4,907	$2,948	$60,892	$—	$61,597	$615,229	$—	$45,012	$8,455	$799,040
Total Assets	$—	$4,907	$2,948	$60,892	$—	$61,597	$615,229	$—	$45,012	$8,455	$799,040
Liabilities:
Forward foreign currency contracts	$4,203	$—	$8,770	$581,427	$45,838	$40,234	$45,482	$97,448	$2,749	$—	$826,151
Total Liabilities	$4,203	$—	$8,770	$581,427	$45,838	$40,234	$45,482	$97,448	$2,749	$—	$826,151

Net OTC derivative instruments by counterparty, at fair value	$(4,203)	$4,907	$(5,822)	$(520,535)	$(45,838)	$21,363	$569,747	$(97,448)	$42,263	$8,455	(27,111)

Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

Net Exposure(1)	$(4,203)	$4,907	$(5,822)	$(520,535)	$(45,838)	$21,363	$569,747	$(97,448)	$42,263	$8,455	$(27,111)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

ING RUSSIA FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.9%
		Consumer Staples: 12.2%
57,560		Magnit OAO	$13,739,443	9.0
20,940		Magnit OJSC	4,998,331	3.2
			18,737,774	12.2

		Energy: 42.5%
2,200		AK Transneft OAO	5,020,331	3.3
85,000		Eurasia Drilling Co. Ltd. GDR	2,941,000	1.9
1,760,000		Gazprom OAO	7,297,139	4.8
323,000		Lukoil OAO ADR	18,337,933	12.0
66,000		NovaTek OAO GDR	8,056,052	5.2
74,000		Gazprom Neft JSC ADR	1,503,331	1.0
500,000		Rosneft Oil Co. GDR	3,419,601	2.2
14,900,000		Surgutneftegas OJSC	10,764,096	7.0
700,000		Tatneft-Rfd 3 series	2,450,368	1.6
135,000		Tatneft-sponsored ADR	4,452,492	2.9
75,000		TMK OAO GDR	828,750	0.6
			65,071,093	42.5

		Financials: 14.6%
330,000	L	Halyk Savings Bank of Kazakhstan JSC GDR	3,235,291	2.1
450,000		LSR Group GDR	1,579,500	1.0
4,850,000		Sberbank	13,118,333	8.6
70,000		Sberbank of Russia ADR	757,400	0.5
825,673,016		VTB Bank OJSC	1,070,534	0.7
1,000,000		VTB Bank OJSC GDR	2,534,260	1.7
			22,295,318	14.6

		Health Care: 0.9%
125,000	L	MD Medical Group Investments PLC GDR	1,406,079	0.9

		Industrials: 1.2%
800,000		Aeroflot—Russian Airlines OJSC	1,890,600	1.2

		Information Technology: 3.7%
75,000		Mail.ru Group Ltd. GDR	2,795,250	1.9
76,000	@	Yandex NV	2,793,000	1.8
			5,588,250	3.7

		Materials: 7.7%
1,850,000		Alrosa AO	1,920,118	1.3
110,000		MMC Norilsk Nickel JSC-ADR	1,671,227	1.1
27,700		MMC Norilsk Nickel OJSC	4,247,629	2.8
275,000	L	Severstal OAO GDR	2,223,026	1.4
70,000		Uralkali GDR	1,696,928	1.1
			11,758,928	7.7

		Telecommunication Services: 12.1%
95,000	#	KCell JSC GDR	1,558,000	1.0
250,000		MegaFon OAO GDR	7,449,522	4.9
161,100		Mobile Telesystems OJSC	1,321,662	0.9
175,000		Mobile Telesystems OJSC ADR	3,018,750	2.0
118,900		Mobile Telesystems OJSC—RUB	975,454	0.6
70,000		Sistema JSFC GDR	1,886,622	1.2
2,000,000		Sistema JSFC	2,369,980	1.5
			18,579,990	12.1

		Total Common Stock (Cost $98,078,789)	145,328,032	94.9

PREFERRED STOCK: 1.9%
		Financials: 1.9%
1,360,000		Sberbank of Russia	2,918,745	1.9

		Total Preferred Stock (Cost $3,017,725)	2,918,745	1.9

		Total Long-Term Investments (Cost $101,096,514)	148,246,777	96.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.9%
342,917	Barclays Bank PLC, Repurchase Agreement dated 01/31/14, 0.02%, due 02/03/14 (Repurchase Amount $342,918, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $349,775, due 11/15/14-08/15/43)	342,917	0.2
1,000,000	Citigroup, Inc., Repurchase Agreement dated 01/31/14, 0.03%, due 02/03/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 1.622%-11.000%, Market Value plus accrued interest $1,020,000, due 03/01/14-08/15/53)	1,000,000	0.7
		1,342,917	0.9

	Total Short-Term Investments (Cost $1,342,917)	1,342,917	0.9

ING RUSSIA FUND	PORTFOLIO OF INVESTMENTS as of January 31, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets

	Total Investments in Securities (Cost $102,439,431)	$149,589,694	97.7
	Assets in Excess of Other Liabilities	3,473,350	2.3
	Net Assets	$153,063,044	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at January 31, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $106,748,855.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$53,312,927
Gross Unrealized Depreciation	(10,472,088)
Net Unrealized Appreciation	$42,840,839

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$18,737,774	$—	$18,737,774
Energy	3,769,750	61,301,343	—	65,071,093
Financials	2,336,900	19,958,418	—	22,295,318
Health Care	—	1,406,079	—	1,406,079
Industrials	—	1,890,600	—	1,890,600
Information Technology	5,588,250	—	—	5,588,250
Materials	—	11,758,928	—	11,758,928
Telecommunication Services	4,576,750	14,003,240	—	18,579,990
Total Common Stock	16,271,650	129,056,382	—	145,328,032
Preferred Stock	—	2,918,745	—	2,918,745
Short-Term Investments	—	1,342,917	—	1,342,917
Total Investments, at fair value	$16,271,650	$133,318,044	$—	$149,589,694

(1)	For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period. At January 31, 2014, securities valued at $1,500,000 and $2,045,516 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 27, 2014